               August 31, 2000



               Semi-Annual Report



                                                  LifePath(R) Income Fund
                                                    LifePath(R) 2010 Fund
                                                    LifePath(R) 2020 Fund
                                                    LifePath(R) 2030 Fund
                                                    LifePath(R) 2040 Fund



                                     Advised by Barclays Global Fund Advisors
                                     Sponsored and distributed by Stephens Inc., Member NYSE/SIPC


                           Barclays Global Investors Funds, Inc.

Table of Contents

To Our Shareholders............................................  1
Market Overview................................................  2
Managers' Discussion and Analysis..............................  4

Barclays Global Investors Funds, Inc.

     Statements of Assets and Liabilities......................  6
     Statements of Operations..................................  6
     Statements of Changes in Net Assets.......................  7
     Financial Highlights...................................... 11
     Notes to the Financial Statements......................... 14

Master Investment Portfolio

     Schedules of Investments.................................. 16
     Statements of Assets and Liabilities...................... 70
     Statements of Operations.................................. 70
     Statements of Changes in Net Assets....................... 71
     Notes to the Financial Statements......................... 73

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

To Our Shareholders

 The first half of the 2001 fiscal year, ended August 31, 2000, can be described as a period of significant volatility and opportunity. Highlights from the period include:

 . The Dow Jones Industrials achieved their biggest point increase ever on March 16, rising 499.19 points. On April 14, they experienced their biggest point drop ever, falling 617.78 points.

 . The S&P 500 index also reached a milestone, climbing to a record 1493.87 on March 21.

 . The Federal Reserve Board raised short-term interest rates twice during the first half of the year. At 6.5%, the federal funds rate now stands at its highest level since January 1991.

 As you read through this report and review the performance of the funds in your portfolio, we remind you to consider the long-term perspective when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

 The Barclays Global Investors Funds offer a simple, cost-effective way for you to invest in your future. We trust that the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

Barclays Global Investors Family Of Funds                            August 2000

Barclays Global Investors Funds, Inc. Market Overview
Six-month Period Ending August 31, 2000

U.S. Equity Markets

 Inflation fears and rising interest rates created uncertainty in the equity markets throughout the six months ending August 31, 2000. After enduring significant volatility, domestic equity markets generally ended the six-month period in positive territory. Growth stocks lost ground several times during the half, as many investors sought shelter in more value-oriented "old-economy" companies.

 The period opened with markets reaching new milestones: the Nasdaq Composite Index hit its historic high of 5048.62 points on March 10, and on March 16, the Dow Jones Industrials rose 499.19 points, by far their biggest single-day point increase ever. On March 21, the Federal Reserve Board raised the Fed Funds rate by 0.25%, to 6% and indicated that further action to damp the economy was likely. This represented the fifth increase in the Fed Funds rate in nine months, and the first time since February 1995 that the rate reached 6%. Despite this news, stocks and bonds rallied on March 21st: the Dow Jones Industrial Average climbed 227.10 points, the Nasdaq rose 101.68 points, and the S&P 500 reached a record 1493.87 after climbing 37.24.

 The sharp gains in March were followed by steep declines in April. On
April 3, following the announcement of a negative court ruling in the Microsoft antitrust case, shares of Microsoft fell 14.47% for the day and triggered a sell-off among technology stocks. The Nasdaq plummeted 7.64% for the day. News of a 0.7% increase in the Consumer Price Index, the largest jump in more than five years, along with other factors, caused the sell off to spread to other sectors. On April 14, the Nasdaq tumbled 9.67%, marking its second-largest percentage decline ever, the DJIA fell 5.66%, and the S&P 500 lost 5.83%.

 The move toward "old economy" stocks continued through May, and the Nasdaq suffered while sectors such as financial and utilities performed well. A widely-anticipated 0.50% increase in interest rates by the Federal Reserve Board on May 16 spurred further market declines: on May 23, the Nasdaq reached its year low of 3164.55, representing a 37.32% drop from its historic high on March 10. In June, many economic reports pointed toward a slowing economy, and the Federal Reserve left rates unchanged. The Nasdaq responded to the benign interest-rate environment by rebounding sharply, recovering 16.62% for the month.

 In July, news of a large jump in the Consumer Price Index, followed by the release of strong GDP figures, renewed fears that the Fed might raise rates once again, and stock markets slumped. However, more benign reports released in August -- most notably an increase in jobless claims and a record drop in durable goods orders -- suggested a decrease in inflationary pressures. The Fed left rates unchanged at its August 22 meeting, and equity markets rallied.

Us Fixed-income Markets

 As with the equity markets, bond markets endured a volatile six-month period. Bonds languished during the first half of the period, largely because of concerns about possible higher interest rates and an overheating economy. However, promising economic reports and the Federal Reserve Bank's subsequent acknowledgement of a slower economy reassured many investors, and helped the bond market to rebound toward the end of the period.

 Bond markets opened the period in March amid suggestions of a rapidly growing economy. In an effort to curb inflation potential, the Federal Reserve Board raised both the discount rate and the federal funds rate 0.25% on March
21. The bond markets responded to the move by rallying, pushing the 30-year Treasury yield to 5.97%, below the key 6% level.

 Continued strong economic indicators in April and May plagued the bond market. Specifically, the Employment Index, released on April 27, demonstrated a first quarter drop in unemployment of 1.4%, well above the anticipated 1.0%. On May 16, the Federal Reserve raised the federal funds rate by 0.50%. This increase was the sixth in a year, bringing the federal funds rate to 6.5% and the discount rate to 6.0%. Near month end, economic figures such as a 6.2% drop in existing home sales and a 6.4% decrease in durable goods orders suggested that the economy might be approaching the Fed's desired "soft landing."

 June saw continued signs of a slowing economy, and bond markets rallied, recovering most of the losses of the previous two months. The bond markets lost direction for most of July as mixed economic reports painted a murky picture for inflation. On July 20th, however, the Federal Reserve chairman acknowledged signs of economic slowing during his report to the Senate Banking Committee. In response, bonds staged their strongest rally in nearly two years. Continued signs of a slowing economy drove bond prices higher through August. The Fed's decision to leave rates unchanged came as no surprise to most market participants: yields declined in anticipation of the August 22 Federal Open Market Committee meeting, and showed little change in the following week.

International Equity Markets

 The rising interest rate environment that created the volatility in the US markets also put a damper on international equity markets over the six months ending August 31st. Those markets that performed well early in the period did so mainly due to continued strong growth in the telecommunications and technology sectors. However, this trend was reversed in April as many investors began to flee "new economy" telecommunications and technology companies for the safe haven of value-oriented "old economy" companies, a trend that would continue for the remainder of the period.

 Echoing the actions of the Federal Reserve Board in the United States, central banks worldwide raised interest rates during the past six months. The European Central Bank, Bank of England, and Bank of Japan all pursued a tighter monetary policy in an effort to curb inflation. Investors abroad generally responded as they did in the US: many investors retreated to value-oriented companies instead of telecommunications and technology-related companies.

 Not surprisingly, those countries whose markets are dominated by some of the world's leading technology-related companies, such as Sweden and Finland, were the hardest hit by the trend reversal. Japan was doubly hurt: declines during the period from its large telecommunications and technology companies were compounded by losses in the financial services and banking sectors amid mounting interest rate fears. Both UK and German markets were also dragged down by their respective telecommunications companies.

 Japan and the UK rebounded in August. Despite the Bank of Japan's 0.25% interest rate increase, banking and financial services stocks rallied. The UK's oil stocks compensated for continued weakness in the technology sector. However, much of Europe continued to see weakness in the technology and banking sectors against a backdrop of higher interest rates.

Lifepath(R) Funds
Managers' Discussion & Analysis



                                                                         Average Annual
PERFORMANCE AS OF 8/31/00                                                  Total Return
---------------------------------------------------------------------------------------


                                                                              Since
                                         One Year                        Inception Date
          Fund                   (8/31/99-8/31/00)      Five Year      (3/1/94-8/31/00)
          ----                   -----------------      ---------      ----------------
          LifePath Income                    8.42%          8.19%                 7.90%
          LifePath 2010                     10.45%         12.47%                11.85%
          LifePath 2020                     13.18%         15.79%                14.77%
          LifePath 2030                     16.04%         18.27%                16.96%
          LifePath 2040                     17.84%         20.69%                19.13%

Average annual total returns represent the LifePath Funds' average annual increase in value during the time periods noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Funds at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed.

The Funds are successors to the assets of the institutional class of shares of the Stragecoach Trust LifePath Funds (the "predecessor funds"), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Funds began operations, reflects the performance of the predecessor funds.

The LifePath strategies performed well over the last six months as measured against their benchmarks. The returns of the LifePath family of funds ranged from more than 8.0% for the LifePath 2030 and LifePath 2040 Funds, to 5.3% for LifePath Income Fund. Each Fund invests in a combination of domestic and international stocks, bonds, and short-term money market instruments in proportions that gradually become more conservative as the year in the Fund's name approaches. The LifePath Funds with shorter horizons hold portfolios more concentrated in money market and fixed-income securities, which are less volatile but can be expected to have lower performance in periods with high equity returns. The longer-horizon LifePath Funds hold portfolios more highly concentrated in equities, both international and domestic. As a LifePath Fund moves toward its maturity date and there is less time to recover from normal equity market volatility, the allocation of assets within the fund shifts toward more conservative vehicles such as fixed-income instruments or cash.

On February 29, 2000, assets in the LifePath Funds were allocated as follows:

                             U.S.       International       U.S.        Money
      Fund                 Equity              Equity      Bonds      Market*
      ----                 ------       -------------      -----      -------
      LifePath Income          15%                 6%        65%          14%
      LifePath 2010            34%                11%        49%           6%
      LifePath 2020            52%                15%        29%           4%
      LifePath 2030            63%                20%        15%           2%
      LifePath 2040            78%                21%         1%           0%

* The percentage of the Funds' assets that are invested in money market instruments is net of the Funds' other assets and liabilities.

For the six-month period ending August 31st, US equities, as measured by BGI's US Equity Market Fund Index, ended the period up 7.84% despite significant losses in April and May. BGI's US Equity Market Fund Index is a broad, cap-weighted US Equity Index. Fixed-income markets also had a strong showing: US bonds, as measured by the Lehman Brothers Aggregate Index, returned 5.53% and US Money Market instruments, as measured by US Treasury Bills, rose 2.90%. While some international markets performed extremely well, particularly Canadian stocks, which returned more than 30%, international equities across developed markets, as measured by the MSCI EAFE Index, declined 3.49%. For the six months ending August 31st, the LifePath 2030 and 2040 portfolios both had higher returns than any of the four broad asset classes that they invest in: international and domestic stocks, bonds, and money market instruments.

The volatility of global stock markets reflected the uncertain economic environment across all developed markets. As inflationary pressures in North America and Europe continued to build, central banks raised interest rates, tightening monetary policy. The US Federal Reserve Board raised rates twice over the past six months, first by 0.25% in March, then by 0.50% in May. Similarly, other central banks, including the European Central Bank which controls monetary policy for the EMU countries, echoed the US's tightening policy. When US economic data released in early August suggested a slowdown in the US economy, the Federal Reserve kept rates unchanged at

Lifepath(R) Funds
Managers' Discussion & Analysis (Continued)

the August 22 meeting. This economic environment also helped to maintain a strong US dollar. In particular, the dollar gained against the Euro.

LifePath Fund performance was helped by higher than normal allocations to US large-cap companies. The LifePath Funds also shifted assets from notes to cash in March and maintained this stance throughout the second quarter. The tactical allocation of all of the LifePath Funds currently favors cash and equities over bonds, driven in part by low yields on longer duration bonds.

On August 31, 2000, assets in the LifePath Funds were allocated as follows:

                              U.S.      International       U.S.       Money
        Fund                Equity             Equity     Bonds      Market*
        ----                ------      -------------     ------     -------
        LifePath Income         15%                5%        56%         24%
        LifePath 2010           31%                9%        49%         11%
        LifePath 2020           50%               14%        30%          6%
        LifePath 2030           61%               18%        18%          3%
        LifePath 2040           73%               21%         6%          0%

* The percentage of the Funds' assets that are invested in money market instruments is net of the funds' other assets and liabilities.

The LifePath Funds do not have their own investment adviser. They are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolios, the feeder funds, which are offered to the public, hold interests in the net assets of the Master Portfolios. It is the Master Portfolios that actually invest in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2000 (Unaudited)

                                                                  Lifepath     Lifepath      Lifepath     Lifepath      Lifepath
                                                                    Income         2010          2020         2030          2040
                                                                      Fund         Fund          Fund         Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
 In corresponding Master Portfolio, at market value (Note 1)     $31,972,824  $95,857,324  $199,161,106  $96,949,166  $133,506,569
                                                                 -----------  -----------  ------------  -----------  ------------
Total Assets                                                      31,972,824   95,857,324   199,161,106   96,949,166   133,506,569
                                                                 -----------  -----------  ------------  -----------  ------------
LIABILITIES
Payables:
 Due to BGI and Stephens (Note 2)                                      5,421       22,968        55,762       25,959        30,797
                                                                 -----------  -----------  ------------  -----------  ------------
Total Liabilities                                                      5,421       22,968        55,762       25,959        30,797
                                                                 -----------  -----------  ------------  -----------  ------------
NET ASSETS                                                       $31,967,403  $95,834,356  $199,105,344  $96,923,207  $133,475,772
                                                                 ===========  ===========  ============  ===========  ============

Net assets consist of:
 Paid-in capital                                                 $28,417,253  $76,238,668  $155,940,441  $63,463,486  $ 80,189,812
 Undistributed (distributions in excess of) net investment
   income                                                            207,316      413,979       463,762       52,051       (63,100)
 Undistributed net realized gain on investments                    1,357,342    4,750,226     8,315,408    3,907,405     7,738,656
 Net unrealized appreciation of investments                        1,985,492   14,431,483    34,385,733   29,500,265    45,610,404
                                                                 -----------  -----------  ------------  -----------  ------------
NET ASSETS                                                       $31,967,403  $95,834,356  $199,105,344  $96,923,207  $133,475,772
                                                                 ===========  ===========  ============  ===========  ============
Shares outstanding                                                 2,766,715    6,814,226    11,608,273    5,051,795     5,982,497
                                                                 ===========  ===========  ============  ===========  ============
Net asset value and offering price per share                     $     11.55  $     14.06  $      17.15  $     19.19  $      22.31
                                                                 ===========  ===========  ============  ===========  ============
------------------------------------------------------------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS
For The Six Months Ended August 31, 2000 (Unaudited)

                                                               Lifepath     Lifepath      Lifepath     Lifepath      Lifepath
                                                                 Income         2010          2020         2030          2040
                                                                   Fund         Fund          Fund         Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING
 MASTER PORTFOLIO
 Dividends                                                   $   44,317   $  285,066   $   819,227   $  497,234   $   801,918
 Interest                                                       691,544    1,529,503     1,874,447      472,154       109,265
 Expenses                                                       (81,801)    (254,667)     (514,548)    (250,963)     (354,248)
                                                             ----------   ----------   -----------   ----------   -----------
Net investment income allocated from corresponding
 Master Portfolio                                               654,060    1,559,902     2,179,126      718,425       556,935
                                                             ----------   ----------   -----------   ----------   -----------
FUND EXPENSES (Note 2)
 Administration fees                                             59,413      185,110       373,207      182,408       257,508
                                                             ----------   ----------   -----------   ----------   -----------
Total fund expenses                                              59,413      185,110       373,207      182,408       257,508
                                                             ----------   ----------   -----------   ----------   -----------
Net investment income                                           594,647    1,374,792     1,805,919      536,017       299,427
                                                             ----------   ----------   -----------   ----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain                                              999,597    2,819,173     5,422,233    2,584,418     5,413,519
 Net change in unrealized appreciation (depreciation)           (62,573)   1,011,253     3,341,997    4,038,512     4,605,247
                                                             ----------   ----------     ---------    ---------    ----------
Net gain on investments                                         937,024    3,830,426     8,764,230    6,622,930    10,018,766
                                                             ----------   ----------   -----------   ----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $1,531,671   $5,205,218   $10,570,149   $7,158,947   $10,318,193
                                                             ==========   ==========   ===========   ==========   ===========

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Lifepath Income Fund                     Lifepath 2010 Fund
                                                          -----------------------------------     ----------------------------------
                                                              For The Six                             For The Six
                                                             Months Ended             For The        Months Ended            For The
                                                          August 31, 2000          Year Ended     August 31, 2000         Year Ended
                                                              (Unaudited)   February 29, 2000         (Unaudited)  February 29, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                                    $   594,647            $  1,417,257       $  1,374,792     $  3,016,714
 Net realized gain                                            999,597               1,040,041          2,819,173        8,867,461
 Net change in unrealized appreciation (depreciation)         (62,573)               (418,289)         1,011,253       (3,103,238)
                                                          -----------            ------------       ------------     ------------
Net increase in net  assets resulting from operations       1,531,671               2,039,009          5,205,218        8,780,937
                                                          -----------            ------------       ------------     ------------


Distributions to shareholders:
 From net investment income                                  (561,598)             (1,522,909)        (1,362,912)      (3,211,424)
 From net realized gain on sale of investments                     --              (1,328,081)                --       (9,324,181)
                                                          -----------            ------------       ------------     ------------
Total distributions to shareholders                          (561,598)             (2,850,990)        (1,362,912)     (12,535,605)
                                                          -----------            ------------       ------------     ------------
Capital share transactions:
 Proceeds from shares sold                                  7,149,690              18,128,856         14,379,370       36,086,596
 Net asset value of shares issued in reinvestment of
   dividends and distributions                                557,295               2,830,229          1,341,994       12,327,882
 Cost of shares redeemed                                   (5,482,083)            (42,656,025)       (12,443,970)     (88,742,914)
                                                          -----------            ------------       ------------     ------------
Net increase (decrease) in net assets resulting from
   capital share transactions                               2,224,902             (21,696,940)         3,277,394      (40,328,436)
                                                          -----------            ------------       ------------     ------------
Increase (decrease) in net assets                           3,194,975             (22,508,921)         7,119,700      (44,083,104)


NET ASSETS:
Beginning of period                                        28,772,428              51,281,349         88,714,656      132,797,760
                                                          -----------            ------------       ------------     ------------
End of period                                             $31,967,403            $ 28,772,428       $ 95,834,356     $ 88,714,656
                                                          ===========            ============       ============     ============
Undistributed net investment income included in net
   assets at end of period                                $   207,316            $    174,267       $    413,979     $    402,099
                                                          ===========            ============       ============     ============
SHARES ISSUED AND REDEEMED:
 Shares sold                                                  629,295               1,569,810          1,043,876        2,500,985
 Shares issued in reinvestment of dividends and
   distributions                                               49,105                 248,591             96,805          884,165
 Shares redeemed                                             (484,449)             (3,693,183)          (903,459)      (6,098,192)
                                                          -----------            ------------       ------------     ------------
Net increase (decrease) in shares outstanding                 193,951              (1,874,782)           237,222       (2,713,042)
                                                          ===========            ============       ============     ============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                                                          Lifepath 2020  Fund                     Lifepath 2030 Fund
                                                          -----------------------------------     ----------------------------------
                                                              For The Six                             For The Six
                                                             Months Ended             For The        Months Ended            For The
                                                          August 31, 2000          Year Ended     August 31, 2000         Year Ended
                                                              (Unaudited)   February 29, 2000         (Unaudited)  February 29, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                                    $  1,805,919           $   2,935,954      $    536,017    $  1,304,493
 Net realized gain                                           5,422,233              13,744,458         2,584,418      11,501,739
 Net change in unrealized appreciation (depreciation)        3,341,997                (425,749)        4,038,512          52,889
                                                          ------------           -------------      ------------     ------------
Net increase in net assets resulting from operations        10,570,149              16,254,663         7,158,947       12,859,121
                                                          ------------           -------------      ------------     ------------
Distributions to shareholders:
 From net investment income                                 (1,739,548)             (2,966,156)         (638,742)      (1,332,650)
 From net realized gain on sale of investments                      --             (13,768,121)               --      (11,913,099)
                                                          ------------           -------------      ------------     ------------
Total distributions to shareholders                         (1,739,548)            (16,734,277)         (638,742)     (13,245,749)
                                                          ------------           -------------      ------------     ------------
Capital share transactions:
 Proceeds from shares sold                                  75,102,227              77,066,445        18,335,253       43,474,550
 Net asset value of shares issued in reinvestment of
   dividends and distributions                               1,729,126              16,572,263           632,884       13,023,025
 Cost of shares redeemed                                   (29,608,498)           (116,237,648)      (12,581,418)     (88,824,017)
                                                          ------------           -------------      ------------     ------------
Net increase (decrease) in net assets resulting
   from capital share transactions                          47,222,855             (22,598,940)        6,386,719      (32,326,442)
                                                          ------------           -------------      ------------     ------------
Increase (decrease) in net assets                           56,053,456             (23,078,554)       12,906,924      (32,713,070)

NET ASSETS:
Beginning of period                                        143,051,888             166,130,442        84,016,283      116,729,353
                                                          ------------           -------------      ------------     ------------
End of period                                             $199,105,344           $ 143,051,888      $ 96,923,207     $ 84,016,283
                                                          ============           =============      ============     ============
Undistributed net investment income included in net
   assets at end of period                                $    463,762           $     397,391      $     52,051     $    154,776
                                                          ============           =============      ============     ============

SHARES ISSUED AND REDEEMED:
 Shares sold                                                 4,433,966               4,491,153           987,483        2,250,153
 Shares issued in reinvestment of dividends and
   distributions                                               102,725                 992,496            33,714          702,544
 Shares redeemed                                            (1,771,462)             (6,784,413)         (677,617)      (4,529,959)
                                                          ------------           -------------      ------------     ------------
Net increase (decrease) in shares outstanding                2,765,229              (1,300,764)          343,580       (1,577,262)
                                                          ============           =============      ============     ============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                                                                           LifePath 2040 Fund
                                                                           ----------------------------------
                                                                          For the six
                                                                         Months Ended                 For the
                                                                      August 31, 2000              Year Ended
                                                                          (Unaudited)       February 29, 2000
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                 $    299,427           $     853,275
   Net realized gain                                                        5,413,519              15,170,204
   Net change in unrealized appreciation (depreciation)                     4,605,247               6,383,494
                                                                         ------------           -------------
Net increase in net assets resulting from operations                       10,318,193              22,406,973
                                                                         ------------           -------------
Distributions to shareholders:
   From net investment income                                                (407,205)               (907,383)
   From net realized gain on sale of investments                                   --             (14,179,491)
                                                                         ------------           -------------
Total distributions to shareholders                                          (407,205)            (15,086,874)
                                                                         ------------           -------------
Capital share transactions:
   Proceeds from shares sold                                               27,544,747              73,118,185
   Net asset value of shares issued in reinvestment of dividends
       and distributions                                                      402,470              14,691,577
   Cost of shares redeemed                                                (27,065,829)           (136,329,901)
                                                                         ------------           -------------
Net increase (decrease) in net assets resulting from capital
   share transactions                                                         881,388             (48,520,139)
                                                                         ------------           -------------
Increase (decrease) in net assets                                          10,792,376             (41,200,040)

NET ASSETS:
Beginning of period                                                       122,683,396             163,883,436
                                                                         ------------           -------------
End of period                                                            $133,475,772           $ 122,683,396
                                                                         ============           =============
Undistributed (distributions in excess) of net investment
   income included in net assets at end of period                        $    (63,100)          $      44,678
                                                                         ============           =============

SHARES ISSUED AND REDEEMED:
   Shares sold                                                              1,277,016               3,388,984
   Shares issued in reinvestment of dividends and distributions                18,494                 685,875
   Shares redeemed                                                         (1,256,727)             (6,224,636)
                                                                         ------------           -------------
Net increase (decrease) in shares outstanding                                  38,783              (2,149,777)
                                                                         ============           =============

-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                                                                                           LifePath Income Fund
                                                                          -----------------------------------------------------
                                                                                                                    Period From
                                                    Six                                                           Mar. 26, 1996
                                           Months Ended                                                           (Commencement
                                          Aug. 31, 2000       Year Ended       Year Ended       Year Ended    of Operations) to
                                            (Unaudited)    Feb. 29, 2000    Feb. 28, 1999    Feb. 28, 1998        Feb. 28, 1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $      11.18    $       11.53    $       11.56    $       10.97        $       10.55
                                           ------------    -------------    -------------    -------------        -------------
Income from investment operations:
   Net investment income                           0.23             0.43             0.42             0.46                 0.39
   Net realized and unrealized gain on
       investments                                 0.36             0.12             0.34             0.85                 0.35
                                           ------------    -------------    -------------    -------------        -------------
Total from investment operations                   0.59             0.55             0.76             1.31                 0.74
                                           ------------    -------------    -------------    -------------        -------------
Less distributions:
   From net investment income                     (0.22)           (0.43)           (0.42)           (0.46)               (0.32)
   From net realized gain                            --            (0.47)           (0.37)           (0.26)                  --
                                           ------------    -------------    -------------    -------------        -------------
Total distributions                               (0.22)           (0.90)           (0.79)           (0.72)               (0.32)
                                           ------------    -------------    -------------    -------------        -------------
Net asset value, end of period             $      11.55    $       11.18    $       11.53    $       11.56        $       10.97
                                           ============    =============    =============    =============        =============
Total return                                       5.32%*           4.82%            6.70%           12.32%                7.00%*
                                           ============    =============    =============    =============        =============
Ratios/Supplemental data:
   Net assets, end of period (000s)        $     31,967    $      28,772    $      51,281    $      48,731        $      46,578
   Ratio of expenses to
       average net assets+                         0.95%            0.95%            0.95%            0.95%                0.95%
   Ratio of net investment
       income to average net assets+               4.00%            3.63%            3.55%            4.06%                4.21%
   Portfolio turnover rate++                         16%              55%              66%              39%                 108%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                             LifePath 2010 Fund
                                          -------------------------------------------------------------------------------------
                                                                                                                    Period From
                                                    Six                                                           Mar. 26, 1996
                                           Months Ended                                                           (Commencement
                                          Aug. 31, 2000       Year Ended       Year Ended       Year Ended    of Operations) to
                                            (Unaudited)    Feb. 29, 2000    Feb. 28, 1999    Feb. 28, 1998        Feb. 28, 1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $      13.49    $       14.29    $       13.90    $       12.46       $        11.44
                                           ------------    -------------    -------------    -------------       --------------
Income from investment operations:
   Net investment income                           0.21             0.42             0.38             0.40                 0.33
Net realized and unrealized gain on
   investments                                     0.57             0.71             1.01             1.87                 0.96
                                           ------------    -------------    -------------    -------------       --------------
Total from investment operations                   0.78             1.13             1.39             2.27                 1.29
                                           ------------    -------------    -------------    -------------       --------------
Less distributions:
   From net investment income                     (0.21)           (0.42)           (0.38)           (0.40)               (0.27)
   From net realized gain                            --            (1.51)           (0.62)           (0.43)                  --
                                           ------------    -------------    -------------    -------------       --------------
Total distributions                               (0.21)           (1.93)           (1.00)           (0.83)               (0.27)
                                           ------------    -------------    -------------    -------------       --------------
Net asset value, end of period             $      14.06    $       13.49    $       14.29    $       13.90       $        12.46
                                           ============    =============    =============    =============       ==============
Total return                                       5.78%*           7.92%           10.19%           18.73%               11.98%*
                                           ============    =============    =============    =============       ==============
Ratios/Supplemental data:
   Net assets, end of period (000s)        $     95,834    $      88,715    $     132,798    $     112,436       $       87,204
   Ratio of expenses to average
       net assets+                                 0.95%            0.95%            0.95%            0.95%                0.95%
   Ratio of net investment income to
       average net assets+                         2.97%            2.80%            2.73%            3.09%                3.26%
   Portfolio turnover rate++                         33%              49%              38%              46%                  73%
-------------------------------------------------------------------------------------------------------------------------------

+ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
++ Represents the portfolio turnover rate of each Fund's corresponding Master
   Portfolio.
*  Not annualized.

The accompanying notes are an integral part of these financial statements.

For a share outstanding throughout each period

                                                                                                             LifePath 2020 Fund
                                                                          -----------------------------------------------------
                                                                                                                    Period From
                                                    Six                                                           Mar. 26, 1996
                                           Months Ended                                                           (Commencement
                                          Aug. 31, 2000       Year Ended       Year Ended       Year Ended    of Operations) to
                                            (Unaudited)    Feb. 29, 2000    Feb. 28, 1999    Feb. 28, 1998        Feb. 28, 1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $      16.18    $       16.38    $       15.73    $       13.40       $        11.97
                                           ------------    -------------    -------------    -------------       --------------
Income from investment operations:
   Net investment income                           0.17             0.32             0.31             0.33                 0.29
   Net realized and unrealized gain on
       investments                                 0.97             1.47             1.58             2.84                 1.40
                                           ------------    -------------    -------------    -------------       --------------
Total from investment operations                   1.14             1.79             1.89             3.17                 1.69
                                           ------------    -------------    -------------    -------------       --------------
Less distributions:
   From net investment income                     (0.17)           (0.32)           (0.31)           (0.33)               (0.24)
   From net realized gain                            --            (1.67)           (0.93)           (0.51)               (0.02)
                                           ------------    -------------    -------------    -------------       --------------
Total distributions                               (0.17)           (1.99)           (1.24)           (0.84)               (0.26)
                                           ------------    -------------    -------------    -------------       --------------
Net asset value, end of period             $      17.15    $       16.18    $       16.38    $       15.73       $        13.40
                                           ============    =============    =============    =============       ==============
Total return                                       7.05%*          10.84%           12.42%           24.25%               15.06%*
                                           ============    =============    =============    =============       ==============
Ratios/Supplemental data:
   Net assets, end of period (000s)        $    199,105    $     143,052    $     166,130    $     148,197       $     105,414
   Ratio of expenses to average
       net assets+                                 0.95%            0.95%            0.95%            0.95%               0.95%
   Ratio of net investment income
       to average net assets+                      1.93%            1.87%            1.91%            2.28%               2.57%
   Portfolio turnover rate++                         21%              43%              36%              41%                 61%
------------------------------------------------------------------------------------------------------------------------------

                                                                                                             LifePath 2030 Fund
                                                                          -----------------------------------------------------
                                                                                                                    Period From
                                                    Six                                                           Mar. 26, 1996
                                           Months Ended                                                           (Commencement
                                          Aug. 31, 2000       Year Ended       Year Ended       Year Ended    of Operations) to
                                            (Unaudited)    Feb. 29, 2000    Feb. 28, 1999    Feb. 28, 1998        Feb. 28, 1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $      17.84    $       18.57    $       17.39    $       14.17        $       12.39
                                           ------------    -------------    -------------    -------------        -------------
Income from investment operations:
   Net investment income                           0.11             0.26             0.24             0.26                 0.23
   Net realized and unrealized
       gain on investments                         1.37             2.22             2.06             3.65                 1.79
                                           ------------    -------------    -------------    -------------        -------------
Total from investment operations                   1.48             2.48             2.30             3.91                 2.02
                                           ------------    -------------    -------------    -------------        -------------
Less distributions:
   From net investment income                     (0.13)           (0.26)          (0.24)            (0.26)               (0.20)
   From net realized gain                            --            (2.95)          (0.88)            (0.43)               (0.04)
                                           ------------    -------------   -------------     -------------        -------------
Total distributions                               (0.13)           (3.21)          (1.12)            (0.69)               (0.24)
                                           ------------    -------------   -------------     -------------        -------------
Net asset value, end of period             $      19.19    $       17.84   $       18.57     $       17.39        $       14.17
                                           ============    =============   =============     =============        =============
Total return                                       8.32%*          13.04%          13.55%            28.22%               17.37%*
                                           ============    =============   =============     =============        =============
Ratios/Supplemental data:
   Net assets, end of period (000s)        $     96,923    $      84,016   $     116,729     $      95,309        $      58,575
   Ratio of expenses to average net
       assets+                                     0.95%            0.95%           0.95%             0.95%                0.95%
   Ratio of net investment income
       to average net assets+                      1.17%            1.32%           1.35%             1.72%                2.05%
   Portfolio turnover rate++                         16%              26%             19%               27%                  42%
-------------------------------------------------------------------------------------------------------------------------------

+ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
++ Represents the Portfolio turnover rate of each Fund's corresponding Master
   Portfolio.
*  Not annualized.

The accompanying notes are an integral part of these financial statements.

For a share outstanding throughout each period

                                                                                                                 LifePath 2040 Fund
                                                  ---------------------------------------------------------------------------------
                                                                                                                        Period From
                                                            Six                                                       Mar. 26, 1996
                                                   Months Ended                                                       (Commencement
                                                  Aug. 31, 2000     Year Ended     Year Ended      Year Ended     of Operations) to
                                                    (Unaudited)    Feb. 29, 2000  Feb. 28, 1999   Feb. 28, 1998       Feb. 28, 1997
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  20.64       $   20.25      $   18.77      $   15.21           $  12.91
                                                      --------       ---------      ---------      ---------           --------
Income from investment operations:
  Net investment income                                   0.05            0.13           0.14           0.18               0.18
  Net realized and unrealized gain on investments         1.69            3.18           2.67           4.41               2.27
                                                      --------       ---------      ---------      ---------           --------
Total from investment operations                          1.74            3.31           2.81           4.59               2.45
                                                      --------       ---------      ---------      ---------           --------
Less distributions:
  From net investment income                             (0.07)          (0.13)         (0.14)         (0.19)             (0.15)
  From net realized gain                                    --           (2.79)         (1.19)         (0.84)                --
                                                      --------       ---------      ---------      ---------           --------
Total distributions                                      (0.07)          (2.92)         (1.33)         (1.03)             (0.15)
                                                      --------       ---------      ---------      ---------           --------
Net asset value, end of period                        $  22.31       $   20.64      $   20.25      $   18.77           $  15.21
                                                      ========       =========      =========      =========           ========

Total return                                              8.43%*         16.01%         15.35%         30.95%             20.47%*
                                                      ========       =========      =========      =========           ========
Ratios/supplemental data:
  Net assets, end of period (000s)                    $133,476       $ 122,683      $ 163,883      $ 126,601           $ 69,476
  Ratio of expenses to average net assets+                0.95%           0.95%          0.95%          0.95%              0.95%
  Ratio of net investment income to average
   net assets+                                            0.46%           0.59%          0.72%          1.04%              1.46%
  Portfolio turnover rate++                                 13%             29%            19%            34%                48%
-----------------------------------------------------------------------------------------------------------------------------------

+ Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
++ Represents the portfolio turnover rate of each Fund's corresponding Master Portfolio.
 *  Not annualized.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   Significant Accounting Policies

     Barclays Global Investors Funds, Inc. (the "Company"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company was established as a Maryland corporation on October 15, 1992, commenced operations on July 2, 1993, and currently issues the following funds: Asset Allocation, Bond Index, Institutional Money Market, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market and S&P 500 Stock Funds.

     These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each, a "Fund", collectively, the "Funds").

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Investment Policy and Security Valuation

     Each Fund invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio. Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (33.44%, 38.40%, 41.23%, 31.27% and 23.70% for the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, as of August 31, 2000). The method by which the Master Investment Portfolio values its securities is discussed in Note 1 of the Master Investment Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     Security Transactions and Income Recognition

     Each Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio.

     The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

     Distributions to Shareholders

     Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

     Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

     Federal Income Taxes

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at August 31, 2000.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Agreements and Other Transactions with Affiliates

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Funds. IBT also serves as the transfer agent and dividend disbursement agent for the Funds.

     Stephens Inc. ("Stephens"), is the Funds' distributor. Stephens does not receive a fee for providing distribution services to the Funds.

     The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) of 0.40% from each Fund.

     Certain officers and directors of the Company are also officers of Stephens. As of August 31, 2000 these officers of Stephens collectively owned less than 1% of the outstanding shares of each Fund.

3.   Capital Share Transactions

     As of August 31, 2000, there were 21.3 billion shares of $.001 par value capital stock authorized by the Company. As of August 31, 2000, each Fund was authorized to issue 100 million shares of $.001 par value capital stock. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments

                                                         LifePath Income               LifePath 2010
                                                 -----------------------    ------------------------
                                                      Shares       Value         Shares        Value
----------------------------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                                              19.99%                      40.79%

U.S. COMMON STOCKS
Percent of Net Assets                                              14.77%                      31.48%

ADVERTISING
Percent of Net Assets                                               0.02%                       0.11%
Harte-Hanks Inc.                                           0     $    --              0     $     --
Interpublic Group of Companies Inc.                      176       6,732          1,998       76,422
Omnicom Group Inc.                                       111       9,262          1,185       98,873
Snyder Communications Inc.+                                0          --              0           --
TMP Worldwide Inc.+                                        0          --              0           --
Young & Rubicam Inc.                                       0          --          2,144      125,424
                                                                 -------                    --------
                                                                  15,994                     300,719
                                                                 -------                    --------
AEROSPACE / DEFENSE
Percent of Net Assets                                               0.11%                       0.04%
Boeing Co.                                                 0          --              0           --
General Dynamics Corp.                                     0          --              0           --
Goodrich (B.F.) Co.                                       82       3,347          1,375       56,117
Honeywell International Inc.                             179       6,903              0           --
Litton Industries Inc.+                                    0          --              0           --
Lockheed Martin Corp.                                      0          --              0           --
Northrop Grumman Corp.                                   129      10,038            629       48,944
Raytheon Co. "B"                                           0          --              0           --
Sequa Corp. "A"+                                       1,510      69,837              0           --
Titan Corp. (The)+                                       500      12,312              0           --
United Technologies Corp.                                  0          --              0           --
                                                                 -------                    --------
                                                                 102,437                     105,061
                                                                 -------                    --------
AGRICULTURE
Percent of Net Assets                                               0.00%                       0.01%
Maui Land & Pineapple Co.                                  0          --          1,200       28,500
                                                                 -------                    --------

AIRLINES
Percent of Net Assets                                               0.01%                       0.15%
AMR Corp.+                                                 0          --            887       29,105
Continental Airlines Inc. "B"+                             0          --              0           --
Delta Air Lines Inc.                                       0          --              0           --
Northwest Airlines Corp. "A"+                            100       3,131          8,816      276,051
Southwest Airlines Co.                                   263       5,950              0           --
UAL Corp.                                                  0          --              0           --
US Airways Group Inc.+                                    63       2,142          2,818       95,812
                                                                 -------                    --------
                                                                  11,223                     400,968
                                                                 -------                    --------
APPAREL
Percent of Net Assets                                               0.07%                       0.12%
Garan Inc.                                                 0          --          1,600       34,000
Haggar Corp.                                               0          --          2,200       27,087
Jones Apparel Group Inc.+                                  0          --              0           --
Liz Claiborne Inc.                                        81       3,559          4,965      218,150
Nike Inc. "B"                                            193       7,636              0           --
Unifi Inc.+                                            3,268      36,969              0           --
VF Corp.                                                   0          --          1,556       35,594
Warnaco Group Inc. "A"                                 3,200      16,000              0           --
                                                                 -------                    --------
                                                                  64,164                     314,831
                                                                 -------                    --------
AUTO MANUFACTURERS
Percent of Net Assets                                               0.03%                       0.11%
Ford Motor Company+                                        0          --              0           --
General Motors Corp. "A"                                 351      25,338              0           --
Navistar International Corp.+                              0          --          6,186      231,975
PACCAR Inc.                                               93       3,947            872       37,005
                                                                 -------                    --------
                                                                  29,285                     268,980
                                                                 -------                    --------

       LifePath 2020                  LifePath 2030                   LifePath 2040
--------------------          ---------------------          ----------------------
Shares         Value          Shares          Value          Shares           Value
-----------------------------------------------------------------------------------

             64.46%                         78.56%                           93.40%

             50.13%                         60.75%                           72.56%


                                0.13%                          0.14%           0.17%
     0        $     --         1,282         $ 32,210             0   $        --

 4,640         177,481         3,566          136,399         8,500         325,124
 2,915         243,220         2,275          189,820         5,356         446,891

     0              --           925           25,322         1,313          35,943
   500          34,594             0               --             0              --
 1,988         116,298         1,016           59,436         2,053         120,100
             ---------                      ---------                   -----------
               571,593                        443,187                       928,058
             ---------                      ---------                   -----------

                                0.53%                          0.64%           0.69%
14,598         782,818        11,312          606,606        21,795       1,168,757
 3,374         212,351         2,596          163,386         5,637         354,779
 1,804          73,626         1,409           57,505         3,079         125,662

12,709         490,091        10,305          397,387        20,415         787,253
     0              --           696           38,497             0              --
 6,640         188,410         6,102          173,144        10,934         310,252
 1,263          98,277           849           66,063         1,908         148,466
 5,585         155,333         4,493          124,962         8,561         238,103
     0              --             0               --             0              --
     0              --             0               --             0              --
 7,998         499,375         5,840          364,635        10,835         676,510
             ---------                      ---------                   -----------
             2,500,281                      1,992,185                     3,809,782
             ---------                      ---------                   -----------

                  0.00%                          0.00%                         0.00%
     0              --             0               --             0              --
             ---------                      ---------                   -----------


                  0.09%                          0.12%                         0.15%
 1,509          49,514         1,812           59,456         3,339         109,561

   827          39,799           950           45,719         1,961          94,373
 1,226          60,687           795           39,352         1,815          89,842

   252           7,891         1,186           37,137         2,310          72,332
 8,426         190,638         5,850          132,356        12,306         278,423
   552          26,358           771           36,815         1,791          85,520
 1,148          39,032           955           32,470         2,302          78,268
             ---------                      ---------                   -----------
               413,919                        383,305                       808,319
             ---------                      ---------                   -----------

                  0.08%                          0.09%                         0.11%
     0              --             0               --             0              --
     0              --             0               --             0              --
 1,984          48,608         1,964           48,118         4,263         104,444
 1,679          73,771           889           39,060         1,658          72,848
 4,644         183,728         3,686          145,827         7,687         304,117
     0              --             0               --             0              --
 3,749          85,758         1,986           45,430         3,341          76,425
     0              --             0               --             0              --
             ---------                      ---------                   -----------
               391,865                        278,435                       557,834
             ---------                      ---------                   -----------

                  0.34%                          0.41%                         0.43%
31,452         760,745        24,497          592,521        52,545       1,270,932
 9,837         710,108         7,449          537,725        13,725         990,773

 1,847          69,262         1,334           50,025         1,814          68,025
 2,323          98,582         1,798           76,303         2,163          91,792
             ---------                      ---------                   -----------
             1,638,697                      1,256,574                     2,421,522
             ---------                      ---------                   -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (UNAUDITED)
Schedules of Investments (Continued)

                                                      LifePath Income                  LifePath 2010
                                                 -----------------------        --------------------------
                                                  Shares         Value            Shares         Value
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO PARTS & EQUIPMENT
Percent of Net Assets                                              0.10%                            0.07%
Cooper Tire & Rubber Co.                          1,065         $12,847                0        $     --
Dana Corp.                                            0              --            1,491          36,809
Delphi Automotive Systems                             0              --                0              --
Goodyear Tire & Rubber
  Co.                                                 0              --            1,325          30,972
Lear Corp.+                                           0              --                0              --
Superior Industries
  International Inc.                              2,422          78,564                0              --
TRW Inc.                                              0              --            1,715          78,354
Visteon Corp.                                         0              --            1,651          25,900
                                                               --------                         --------
                                                                 91,411                          172,035
                                                               --------                         --------
BANKS
Percent of Net Assets                                              0.43%                            1.80%
Amsouth Bancorp                                     495           9,034            3,339          60,937
Andover Bancorp Inc.                                  0              --                0              --
Area Bancshares Corp.                                 0              --            1,500          33,750
Associated Bancorp                                    0              --                0              --
Bank of America Corp.                                 0              --            9,826         526,305
Bank of New York Co. Inc.                           678          35,553            4,739         248,501
Bank One Corp.                                      665          23,445            7,053         248,618
Bank United Corp. "A"                                 0              --                0              --
Bankunited Financial Corp. "A"+                       0              --            4,400          33,000
BB&T Corp.                                          300           8,119            3,319          89,820
Centennial Bancorp+                                   0              --            3,100          19,956
CFS Bancorp Inc.                                      0              --            3,400          34,425
Charter One Financial Inc.                            0              --            1,957          46,479
Chase Manhattan Corp.                                37           2,067            7,414         414,257
City National Corp.                                   0              --                0              --
Cohoes Bancorp Inc.                                   0              --            2,800          44,800
Comerica Inc.                                       194          10,925            1,372          77,261
Commerce Bancshares Inc.                              0              --                0              --
Community Trust Bancorp Inc.                          0              --            2,200          33,962
Compass Bancshares Inc.                               0              --                0              --
Connecticut Bankshares Inc.+                          0              --                0              --
Dime Bancorp Inc.                                     0              --                0              --
Dime Community Bancshares                             0              --            2,100          42,262
FCNB Corp.                                            0              --            1,200          22,875
Fifth Third Bancorp                                 508          23,463            3,293         152,095
First National Corp.                                  0              --                0              --
First Republic Bank+                                  0              --            1,200          29,775
First Security Corp.                                  0              --                0              --
First Sentinel Bancorp Inc.                           0              --            4,500          41,062
First Tennessee National Corp.                        0              --                0              --
First Union Corp.                                   301           8,710                0              --
First United Bancshares Inc.                          0              --            1,300          21,126
First Virginia Banks Inc.                             1              43                0              --
First Washington Bancorp Inc.                         0              --            2,000          29,625
Firstar Corp.                                       934          22,299            6,384         152,418
FirstFed Financial Corp.+                             0              --            2,700          48,600
FirstMerit Corp.                                      0              --                0              --
Flagstar Bancorp Inc.                                 0              --            2,700          31,725
FleetBoston Financial Corp.                         854          36,455            5,688         242,807
Gold Bancorp Inc.                                     0              --            3,900          20,902
Golden West Financial Corp.                         162           7,715            1,470          70,009
Greenpoint Financial Corp.                            0              --                0              --
Hamilton Bancorp Inc.+                                0              --            1,200          17,850
Heritage Commerce Corp.+                              0              --                0              --
Hibernia Corp. "A"                                    0              --                0              --
Horizon Financial Corp.                               0              --                0              --
Huntington Bancshares Inc.                          228           3,847            2,710          45,731
KeyCorp                                               0              --                0              --
Local Financial Corporation+                          0              --            4,100          42,025

         LifePath 2020                LifePath 2030                    LifePath 2040
----------------------        ---------------------       --------------------------
Shares        Value           Shares        Value           Shares        Value
-------------------------------------------------------------------------------------



                  0.12%                       0.13%                             0.12%
      0      $      --             0      $     --                 0      $       --
  4,600        113,563         3,243        80,062             4,572         112,871

 11,135        183,032         7,748       127,358            15,858         260,666

  3,148         73,585         1,997        46,680             4,436         103,692
  2,127         45,863             0            --                 0              --

      0             --             0            --                 0              --
  2,025         92,517         1,595        72,872             3,453         157,759
  5,849         91,756         4,163        65,307             4,425          69,417
                                           -------                         ---------
600,316                                    392,279                           704,405
                                           -------                         ---------

                  2.57%                       2.99%                             3.24%
  6,513        118,862         5,165        94,261            10,930         199,473
      0             --         6,100       178,425                 0              --
      0             --             0            --                 0              --
    974         24,457         1,083        27,193             3,828          96,119
 20,894      1,119,135        18,567       994,495            38,392       2,056,372
 12,390        649,701         8,951       469,368            18,111         949,696
 18,316        645,639        13,837       487,754            27,987         986,542
      0             --         1,500        67,500                 0              --

      0             --             0            --                 0              --
  5,854        158,424         4,567       123,594             9,719         263,020
      0             --             0            --                 0              --
      0             --             0            --                 0              --

  2,771         65,811         2,444        58,045             7,764         184,395
 20,722      1,157,842        13,560       757,665            28,553       1,595,399
    864         33,750           782        30,547                 0              --
      0             --             0            --                 0              --
  2,657        149,622         1,970       110,936             4,234         238,427
  1,122         40,392         1,001        36,036             3,633         130,788

      0             --             0            --                 0              --
  1,956         35,697         2,411        44,001             5,715         104,299

  9,200        159,850             0            --                 0              --
  2,291         42,097         2,836        52,111             6,583         120,963
      0             --             0            --                 0              --
      0             --             0            --                 0              --
  7,722        356,660         6,168       284,885            12,272         566,813
    100          1,600             0            --                 0              --
      0             --             0            --                 0              --
  2,798         42,673         2,504        38,186             9,952         151,764

      0             --             0            --                 0              --

  2,202         48,444         2,311        50,842             7,242         159,324
 16,093        465,691        11,853       342,995            23,052         667,067

      0             --             0            --                 0              --
    852         36,423         1,176        50,274             2,941         125,728

      0             --             0            --                 0              --
 16,450        392,744        12,751       304,430            27,321         652,289
      0             --             0            --                 0              --
  1,953         45,529             0            --                 0              --
      0             --             0            --                 0              --

 15,376        656,363        10,786       460,427            21,447         915,519
      0             --             0            --                 0              --

  2,751        131,016         2,121       101,013             4,583         218,265

  1,502         39,240             0            --             4,893         127,830
      0             --             0            --                 0              --
    100          1,031             0            --                 0              --
  3,005         37,750         3,828        48,089                 0              --
 42,200        411,450             0            --                 0              --

  4,268         72,023         3,403        57,426             7,124         120,218

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                                    LifePath Income                          LifePath 2010
                                        ---------------------------            ---------------------------
                                        Shares                Value            Shares                Value
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

BANKS (Continued)

M&T Bank Corp.                               0            $      --                 0          $        --
Marshall & Ilsley Corp.                      0                   --                 0                   --
Mellon Financial Corp.                     484               21,901             3,206              145,071
Mercantile Bankshares Corp.                  0                   --                 0                   --
National City Corp.                          0                   --                 0                   --
National Commerce Bancorp                    0                   --                 0                   --
NBT Bancorp Inc.                             0                   --             2,800               31,850
North Fork Bancorp                           0                   --                 0                   --
Northern Trust Corp.                       238               20,066             1,520              128,155
Northwest Bancorp Inc.                       0                   --             4,300               36,550
OceanFirst Financial Corp.                   0                   --             2,000               41,250
Old Kent Financial Corp.                   244                7,152             1,770               51,883
Old National Bancorp                         0                   --                 0                   --
Pacific Century Financial Corp.              0                   --                 0                   --
Patriot Bank Corp.                           0                   --             3,500               22,969
PNC Bank Corp.                             319               18,801                 0                   --
Premier National Bancorp Inc.                0                   --             1,500               30,375
Regions Financial Corp.                    170                3,697             2,937               63,880
Republic Bancorp Inc.                        0                   --             2,800               24,850
Republic Bancorp Inc. KY "A"                 0                   --             2,300               15,741
Republic Bancshares Inc.+                    0                   --             2,100               25,462
Royal Bancshares of Pennsylvania "A"         0                   --             2,000               34,875
Sky Financial Group Inc.                     0                   --                 0                   --
SouthTrust Corp.                           186                5,243             1,912               53,895
Sovereign Bancorp Inc.                       0                   --                 0                   --
State Street Corp.                         205               24,139             1,107              130,349
Sterling Financial Corp.                     0                   --             1,500               24,562
Summit Bancorp                             174                4,818             2,450               67,834
SunTrust Banks Inc.                        338               16,689                 0                   --
Synovus Financial Corp.                    297                5,847             2,950               58,078
TCF Financial Corp.                          0                   --                 0                   --
Trustmark Corp.                              0                   --                 0                   --
U.S. Bancorp                               571               12,419                 0                   --
Union Planters Corp.                       173                5,244             1,942               58,867
UnionBanCal Corporation                      0                   --                 0                   --
United Community Financial Corp.             0                   --             4,600               29,037
USB Holding Co Inc.                          0                   --             2,100               28,087
USBancorp Inc.                               0                   --             4,200               18,506
Valley National Bancorp                      0                   --                 0                   --
Wachovia Corp.                             172                9,858                 0                   --
Washington Federal Inc.                      0                   --                 0                   --
Washington Mutual Inc.                       0                   --                 0                   --
Wells Fargo & Company                    1,497               64,652             9,798              423,151
West Coast Bancorp                           0                   --             2,700               26,662
Wilmington Trust Corp.                       0                   --                 0                   --
Zions Bancorp                                0                   --                 0                   --
                                                          ---------                            -----------
                                                            412,201                              4,494,897
                                                          ---------                            -----------
BEVERAGES
Percent of Net Assets                                          0.13%                                  0.46%
Anheuser-Busch Companies Inc.                0                   --                 0                   --
Brown-Forman Corp. "B"                      64                3,392               718               38,054
Coca-Cola Co.                              907               47,731            13,174              693,282
Coca-Cola Enterprises                      516                9,610             3,045               56,713
Coors (Adolph) Company "B"                 559               33,295                 0                   --
National Beverage Corp.+                     0                   --             2,600               18,200
PepsiCo Inc.                               747               31,841             8,032              342,364
Whitman Corp.                                0                   --                 0                   --
                                                          ---------                            -----------
                                                            125,869                              1,148,613
                                                          ---------                            -----------

           LifePath 2020                    LifePath 2030                    LifePath 2040
------------------------         ------------------------         ------------------------
Shares             Value         Shares             Value         Shares             Value
------------------------------------------------------------------------------------------

    88      $     42,652             89       $    43,137              0      $         --
 2,031            99,011          1,860            90,675          4,882           237,997
 8,512           385,168          6,384           288,876         12,572           568,883
 1,770            61,037          1,852            63,865          3,939           135,834
10,278           215,196          8,002           167,542         14,348           300,411
 3,763            72,673          2,243            43,318          4,716            91,078
     0                --              0                --              0                --
 2,454            43,865          3,293            58,862          7,422           132,668
 3,772           318,027          2,862           241,302          6,270           528,639
     0                --              0                --              0                --
     0                --              0                --              0                --
 2,332            68,357          1,830            53,642          3,920           114,905
     0                --              0                --              0                --
 1,702            23,828          1,487            20,818              0                --
     0                --              0                --              0                --
 4,977           293,332          3,776           222,548          6,460           380,736
     0                --              0                --              0                --
 3,690            80,258          2,905            63,184          6,153           133,828
     0                --              0                --              0                --
     0                --              0                --              0                --
     0                --              0                --              0                --
     0                --              0                --              0                --
     0                --          2,200            38,500              0                --
 2,837            79,968          2,119            59,729          4,714           132,876
 5,219            44,361              0                --          7,778            66,113
 2,727           321,104          2,090           246,098          4,511           531,170
     0                --              0                --              0                --
 2,887            79,934          2,296            63,571          4,952           137,109
 5,359           264,601          4,107           202,783          7,562           373,374
 4,706            92,649          3,642            71,702          7,873           155,000
 2,116            69,431          2,511            82,392          5,058           165,966
 6,465           119,602          1,696            31,376              0                --
12,089           262,936          9,900           215,325         19,648           427,344
 2,368            71,780          1,831            55,502          3,957           119,947
   700            17,369              0                --          1,190            29,527
     0                --              0                --              0                --
     0                --              0                --              0                --
     0                --              0                --              0                --
 6,830           179,287          1,365            35,831              0                --
 3,415           195,722          2,608           149,471          4,773           273,553
     0                --          4,200            87,150              0                --
 9,668           338,380          7,472           261,520         12,994           454,790
27,655         1,194,350         19,008           820,908         39,001         1,684,356
     0                --              0                --              0                --
   719            36,220            696            35,061          1,833            92,337
 1,602            71,689          1,239            55,445          3,921           175,465
            ------------                      -----------                     ------------
              12,425,509                        9,258,667                       18,273,043
            ------------                      -----------                     ------------

                    0.81%                            0.96%                            1.20%
 7,678           605,122          4,921           387,836         11,762           926,993
 1,150            60,950            820            43,460          1,930           102,290
37,742         1,986,173         30,522         1,606,220         69,785         3,672,436
 7,179           133,709          5,549           103,350         11,890           221,451
   663            39,490            501            29,841            779            46,399
     0                --              0                --              0                --
24,109         1,027,646         17,885           762,348         39,944         1,702,613
 3,487            45,985          2,384            31,439          5,657            74,602
            ------------                      -----------                     ------------
               3,899,075                        2,964,494                        6,746,784
            ------------                      -----------                     ------------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                                    LifePath Income                          LifePath 2010
                                        ---------------------------            ---------------------------
                                        Shares                Value            Shares                Value
----------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
BIOTECHNOLOGY
Percent of Net Assets                                          0.27%                                  0.29%
Amgen Inc.+                              1,168            $  88,549             5,376           $  407,568
Biogen Inc.+                               296               20,461               944               65,254
Chiron Corp.+                                0                   --                 0                   --
Cryolife Inc.+                               0                   --             1,200               32,250
CuraGen Corp.+                               0                   --                 0                   --
Exelixis Inc.+                               0                   --                 0                   --
Gene Logic Inc.+                             0                   --                 0                   --
Genentech Inc.+                              0                   --                 0                   --
Genome Therapeutics Corp.+                   0                   --                 0                   --
Genzyme General Division+                    0                   --                 0                   --
Immunex Corp.+                           1,000               50,250             1,968               98,892
Immunomedics Inc.+                         600               15,000             2,500               62,500
Incyte Pharmaceuticals Inc.+                 0                   --                 0                   --
Millennium Pharmaceuticals Inc.+             0                   --                 0                   --
Myriad Genetics Inc.+                      200               27,975                 0                   --
Nanogen Inc.+                              300                7,237                 0                   --
PE Corp. (Celera Genomics Group)+          200               21,687               500               54,219
Regeneron Pharmaceuticals Inc.+            700               24,806                 0                   --
Sangamo BioSciences Inc.+                    0                   --                 0                   --
ViroLogic Inc.+                              0                   --                 0                   --
                                                          ---------                             ----------
                                                            255,965                                720,683
                                                          ---------                             ----------
BUILDING MATERIALS
Percent of Net Assets                                          0.07%                                  0.05%
American Standard Companies Inc.+            0                   --             1,816               84,103
Armstrong Holdings Inc.                  2,492               39,716                 0                   --
Masco Corp.                                  0                   --                 0                   --
Owens Corning                              418                2,168                 0                   --
Southdown Inc.                               0                   --                 0                   --
USG Corp.                                    0                   --                 0                   --
Vulcan Materials Co.                       190                8,419               806               35,716
York International Corp.                   802               19,950                 0                   --
                                                          ---------                             ----------
                                                             70,253                                119,819
                                                          ---------                             ----------
CHEMICALS
Percent of Net Assets                                          0.31%                                  0.58%
Air Products & Chemicals Inc.                0                   --             1,571               57,047
Airgas Inc.+                             5,600               37,100                 0                   --
Ashland Inc.                                99                3,490                 0                   --
Cabot Corp.                                  0                   --                 0                   --
Crompton Corp.                               0                   --                 0                   --
Dow Chemical Co.                             0                   --                 0                   --
Du Pont (E.I.) de Nemours                  380               17,052             6,238              279,930
Eastman Chemical Co.                       114                4,916               571               24,624
Engelhard Corp.                            100                1,875            23,456              439,800
Georgia Gulf Corp.                       1,837               23,881                 0                   --
Grace (W.R.) & Company+                  1,842               14,621                 0                   --
Great Lakes Chemical Corp.                  67                2,261                 0                   --
Hanna (M.A.) Co.                         7,180               59,684                 0                   --
Hercules Inc.                               82                1,086            20,138              266,828
IMC Global Inc.                              0                   --                 0                   --
Lubrizol Corp.                               0                   --                 0                   --
Lyondell Chemical Co.                        0                   --                 0                   --
Millennium Chemicals Inc.                    0                   --                 0                   --
Olin Corp.                                   0                   --                 0                   --
PPG Industries Inc.                          0                   --                 0                   --
Praxair Inc.                                 0                   --             1,121               49,604
Rohm & Haas Co. "A"                          0                   --             1,603               46,387
Schulman Inc. "A"                        5,403               65,174                 0                   --
Sherwin-Williams Co.                       181                4,163             1,304               29,992
Sigma-Aldrich Corp.                        418               12,148             7,158              208,029

            LifePath 2020                LifePath 2030                LifePath 2040
-------------------------   --------------------------   --------------------------
   Shares           Value       Shares           Value       Shares           Value
-----------------------------------------------------------------------------------
                     0.58%                        0.62%                        0.79%
   17,920      $1,358,560       13,554      $1,027,563       30,952      $2,346,548
    2,972         205,439        2,020         139,632        4,642         320,878
    2,425         131,102        1,943         105,043        4,574         247,282
        0              --            0              --            0              --
    1,000          44,375        1,200          53,250        2,200          97,625
      600          27,000            0              --            0              --
    2,000          49,125        2,300          56,494        3,500          85,969
      700         133,350            0              --          600         114,300
        0              --            0              --        1,800          45,225
    1,231          92,402          864          64,854        1,401         105,163
    3,856         193,764        3,552         178,488        7,596         381,699
    1,900          47,500            0              --        2,000          50,000
      700          58,056            0              --          800          66,350
    1,700         243,312        1,300         186,062        2,400         343,500
        0              --            0              --            0              --
    1,100          26,537            0              --        1,900          45,837
    1,100         119,281        1,000         108,437        2,000         216,875
        0              --            0              --            0              --
      800          39,400            0              --            0              --
    1,600          32,600            0              --            0              --
               ----------                   ----------                   ----------
                2,801,803                    1,919,823                    4,467,251
               ----------                   ----------                   ----------

                     0.07%                        0.09%                        0.12%
    1,427          66,088        1,061          49,138        2,573         119,162
        0              --            0              --            0              --
    7,478         145,821        5,804         113,178       12,557         244,861
        0              --            0              --            0              --
      560          35,140          762          47,815        2,131         133,720
      777          25,010            0              --        1,666          53,624
    1,628          72,141        1,288          57,074        2,790         123,632
        0              --            0              --            0              --
               ----------                   ----------                   ----------
                  344,200                      267,205                      674,999
               ----------                   ----------                   ----------

                     0.55%                        0.58%                        0.57%
    3,890         141,256        3,072         111,552        6,401         232,436
        0              --            0              --            0              --
    1,785          62,921          965          34,016        2,044          72,051
    1,916          70,892        1,814          67,118            0              --
    6,851          61,659        3,296          29,664            0              --
   11,163         292,331        8,439         220,996       17,626         461,581
   17,541         787,152       13,253         594,728       25,345       1,137,357
    1,325          57,141        1,045          45,066        2,030          87,544
    2,566          48,112        1,617          30,319        3,551          66,581
        0              --            0              --            0              --
        0              --            0              --            0              --
    1,340          45,225            0              --        1,647          55,586
        0              --            0              --            0              --
    4,321          57,253            0              --        2,383          31,575
    5,394          79,224        2,294          33,693        5,432          79,782
    4,917         106,637        1,566          33,963            0              --
        0              --        2,375          31,023            0              --
    7,039         116,143        2,016          33,264            0              --
        0              --        1,312          21,648            0              --
    2,878         116,559        2,221          89,950        4,851         196,465
    2,700         119,475        2,032          89,916        4,470         197,797
    3,705         107,213        2,768          80,099        6,096         176,403
        0              --            0              --            0              --
    2,792          64,216        2,143          49,289        4,705         108,215
    3,434          99,801        1,989          57,805        2,719          79,021

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules Of Investments (Continued)

                                               LifePath Income                LifePath 2010
                                    --------------------------   --------------------------
                                        Shares           Value       Shares           Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

CHEMICALS (Continued)

Sigma-Aldrich Corp.                        418      $    12,148       7,158      $  208,029
Solutia Inc.                               143            2,154           0              --
Union Carbide Corp.                          0               --         926          37,098
Valspar Corp.                                0               --           0              --
Wellman Inc.                             4,063           49,010           0              --
                                                    -----------                  ----------
                                                        298,615                   1,439,339
                                                    -----------                  ----------
COMMERCIAL SERVICES
Percent Of Net Assets                                      0.30%                       0.35%
Aaron Rents Inc. "B"                         0               --       1,700          23,375
ANC Rental Corp.+                            0               --           0              --
Apollo Group Inc.+                           0               --           0              --
Aurora Biosciences Corp.+                  200           13,675           0              --
Block (H & R) Inc.                         105            3,767         988          35,445
Burns International Services Corp.+          0               --       1,500          32,250
Butler International Inc.+                   0               --       2,500          16,562
Caremark Rx Inc.+                            0               --           0              --
CDI Corp.+                                   0               --       1,000          18,500
Cendant Corp.+                             642            8,466       5,182          68,338
Comdisco Inc.                                0               --           0              --
Concord EFS Inc.+                            0               --           0              --
Convergys Corp.+                             0               --       1,000          39,125
CPI Corp.                                    0               --       1,200          29,250
Deluxe Corp.                                64            1,408           0              --
DeVry Inc.+                              1,100           41,112           0              --
Donnelley (R.R.) & Sons Co.                139            3,579       7,855         202,266
Dun & Bradstreet Corp.                      75            2,475       1,500          49,500
Ecolab Inc.                                 84            3,271       1,076          41,897
Electro Rent Corp.+                          0               --       1,900          23,275
Equifax Inc.                               111            2,824       2,300          58,506
First Health Group Corp.+                  768           23,856           0              --
Gartner Group Inc. "A"+                      0               --           0              --
Healthcare Services Group Inc.+              0               --       4,500          22,781
Insurance Auto Auctions Inc.+                0               --       1,100          18,150
Manpower Inc.                                0               --           0              --
McKesson HBOC Inc.                         345            8,603       2,092          52,169
Modis Professional Services Inc.+            0               --           0              --
NationsRent Inc.+                            0               --       5,600          21,700
Ogden Corp.+                             4,001           69,517           0              --
Paychex Inc.                               252           11,246       2,233          99,648
Quintiles Transnational Corp.+             990           13,798           0              --
Robert Half International Inc.+              0               --           0              --
Servicemaster Co.                            0               --           0              --
Sodexho Marriott Services Inc.           1,844           29,965           0              --
Stewart Enterprises Inc. "A"            11,400           36,337           0              --
Valassis Communications Inc.+              350           10,106           0              --
Viad Corp.                                   0               --           0              --
Wackenhut Corrections Corp.+                 0               --       2,200          19,937
                                                    -----------                  ----------
                                                        284,005                     872,674
                                                    -----------                  ----------
COMPUTERS
Percent Of Net Assets                                      1.97%                       3.82%
Actuate Software Corp.+                    600           15,562           0              --
Affiliated Computer Services Inc.+           0               --           0              --
Apple Computer Inc.+                       650           39,609       1,910         116,392
AremisSoft Corp.+                            0               --       2,600          70,850
Aztec Technology Partners Inc.+              0               --           0              --
Brocade Communications System Inc.+        200           45,162           0              --
CAIS Internet Inc.+                          0               --           0              --
Ceridian Corp.+                             92            2,225       3,774          91,284
Cisco Systems Inc.+                      4,774          327,019      35,394       2,424,489
Clarus Corp.+                                0               --           0              --
Cognizant Technology Solutions Corp.+      700           29,925           0              --

             LifePath 2020                LifePath 2030                LifePath 2040
--------------------------   --------------------------   --------------------------
    Shares           Value       Shares           Value       Shares           Value
------------------------------------------------------------------------------------
       3,434    $   99,801        1,989      $   57,805         2,719     $   79,021
       3,301        49,721        2,675          40,292         6,440         97,003
       2,249        90,101        1,719          68,867         3,714        148,792
       3,564       105,138          782          23,069             0             --
           0            --            0              --             0             --
               -----------                   ----------                   ----------
                 2,678,170                    1,786,337                    3,228,189
               -----------                   ----------                   ----------

                      0.39%                        0.50%                        0.55%
           0            --            0              --             0             --
      11,111        77,777        5,902          41,314         2,524         17,668
           0            --        1,027          41,914         1,931         78,809
         600        41,025            0              --           900         61,537
       1,619        58,082        1,303          46,745         2,740         98,298
           0            --            0              --             0             --
           0            --            0              --             0             --
           0            --        4,328          42,468             0             --
           0            --            0              --             0             --
      11,832       156,035       10,052         132,561        19,788        260,954
       1,800        43,200        2,753          66,072         6,529        156,696
       3,372       108,325        3,047          97,885         6,824        219,221
       2,000        78,250            0              --         1,200         46,950
           0            --            0              --             0             --
       2,631        57,882        2,247          49,434         2,044         44,968
           0            --            0              --             0             --
       3,383        87,112        2,773          71,405         3,560         91,670
       2,726        89,958        2,063          68,079         4,841        159,753
       2,168        84,417        1,603          62,417         3,658        142,433
           0            --            0              --             0             --
       2,219        56,446        2,076          52,808         4,276        108,771
       1,606        49,886        1,700          52,806         3,694        114,745
           0            --        2,261          29,958         2,485         32,926
           0            --            0              --             0             --
           0            --            0              --             0             --
       2,216        80,191        2,064          74,691         4,163        150,649
       7,347       183,216        4,533         113,042         7,899        196,981
       4,454        30,621        2,600          17,875         5,246         36,066
           0            --            0              --             0             --
           0            --            0              --             0             --
       6,163       275,024        4,755         212,192        11,170        498,461
       3,175        44,252        2,119          29,534         3,278         45,687
       3,506       111,535        3,682         117,134         7,442        236,749
       5,145        49,842        4,728          45,802        10,490        101,622
           0            --            0              --             0             --
           0            --            0              --             0             --
       1,439        41,551        1,054          30,434         1,522         43,948
       2,601        76,242        2,357          69,090         4,812        141,052
           0            --            0              --             0             --
               -----------                   ----------                   ----------
                 1,880,869                    1,565,660                    3,086,614
               -----------                   ----------                   ----------

                      6.18%                        7.57%                        9.39%
           0            --            0              --         3,800         98,562
           0            --          700          32,594             0             --
       6,524       397,556        4,136         252,038         9,018        549,535
           0            --            0              --             0             --
           0            --            1               1             0             --
       1,000       225,812          900         203,231         1,900        429,044
       3,200        25,800            0              --             0             --
       2,432        58,824        1,938          46,875         4,076         98,588
     114,084     7,814,754       89,986       6,164,041       204,149     13,984,206
           0            --        1,500          90,750         2,200        133,100
           0            --            0              --             0             --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)


                                                  Lifepath Income                    Lifepath 2010
                                         -------------------------    ----------------------------
                                            Shares          Value       Shares              Value
--------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

COMPUTERS (Continued)

Commerce One Inc.+                                0      $      --            0           $      --
Communication Intelligence Corp.+                 0             --            0                  --
Compaq Computer Corp.                         1,847         62,913        9,767             332,688
Computer Sciences Corp.+                        132         10,436        1,137              89,894
Dell Computer Corp.+                          2,072         90,391       13,044             569,044
Diebold Inc.                                      0             --            0                  --
Documentum Inc.+                                300         21,469            0                  --
DST Systems Inc.+                                 0             --            0                  --
Echelon Corp.+                                  200          9,412        1,300              61,181
Electronic Data Systems Corp.                   458         22,814        2,975             148,192
Electronics For Imaging Inc.+                     0             --            0                  --
EMC Corporation+                              1,734        169,932       11,004           1,078,392
Entrust Technologies Inc.+                        0             --            0                  --
Evercel Inc.+                                     0             --            0                  --
Extended Systems Inc.+                          100          4,587          500              22,937
Foundry Networks Inc.+                            0             --            0                  --
Gateway Inc.+                                   410         27,921        1,870             127,347
Hewlett-Packard Co.                             814         98,290        5,703             688,637
International Business Machines Corp.         1,180        155,760        9,054           1,195,128
Internet Security Systems Inc.+                   0             --            0                  --
Intraware Inc.+                                   0             --            0                  --
Iomega Corp.+                                     0             --            0                  --
Juniper Networks Inc.+                          600        128,250        1,400             299,250
Juno Online Services Inc.+                        0             --            0                  --
Kana Communications Inc.+                         0             --            0                  --
Lexmark International Group Inc. "A"+           280         18,987          734              49,774
Liberate Technologies Inc.+                       0             --            0                  --
MarchFirst Inc.+                                  0             --            0                  --
Mentor Graphics Corp.+                            0             --            0                  --
Micromuse Inc.+                                 200         30,375          200              30,375
Microstrategy Inc.+                               0             --            0                  --
MyPoints.com Inc.+                                0             --            0                  --
NCR Corp.+                                      261         10,538        2,588             104,490
Netegrity Inc.+                                 200         17,600            0                  --
NetIQ Corp.+                                    400         22,600            0                  --
Network Appliance Inc.+                         600         70,200        1,716             200,772
Nuance Communications Inc.+                     200         26,325            0                  --
NVIDIA Corp.+                                   300         23,812            0                  --
NYFIX Inc.+                                     700         26,250        2,300              86,250
Onvia.com Inc.+                                   0             --            0                  --
ONYX Software Corp.+                              0             --            0                  --
Portal Software Inc.+                             0             --            0                  --
Primus Knowledge Solutions Inc.+                  0             --            0                  --
Procom Technology Inc.+                           0             --        1,200              57,900
Proxicom Inc.+                                    0             --            0                  --
Puma Technology Inc.+                             0             --            0                  --
Quantum DLT & Storage Group+                      0             --            0                  --
Quantum Hard Disk Drive Group+                    0             --            0                  --
Quintus Corp.+                                    0             --            0                  --
Redback Networks Inc.+                            0             --            0                  --
RSA Security Inc.+                                0             --            0                  --
Safeguard Scientifics Inc.+                       0             --            0                  --
SanDisk Corp.+                                    0             --            0                  --
Sapient Corp.+                                    0             --            0                  --
Seagate Technology Inc.+                        317         18,822        1,274              75,644
Silicon Graphics Inc.+                            0             --            0                  --
Silicon Storage Technology+                       0             --            0                  --
Sonic Foundry Inc.+                               0             --        3,000              27,937
Storage Technology Corp.+                         0             --            0                  --
Sun Microsystems Inc. +                       1,328        168,573        8,040           1,020,578

         LifePath 2020               LifePath 2030                 LifePath 2040
-----------------------------------------------------------------------------------
  Shares         Value       Shares         Value        Shares            Value
-----------------------------------------------------------------------------------




    1,700        106,303      1,600         100,050       3,900        243,872
        0             --          0              --      14,400         48,600
   29,137        992,479     22,059         751,385      45,756      1,558,564
    2,762        218,371      2,171         171,645       4,722        373,333
   42,956      1,873,955     34,298       1,496,250      76,852      3,352,668
    3,535         99,864      1,878          53,053       3,882        109,666
        0             --          0              --           0             --
      789         74,166        514          48,316       1,501        141,094
    1,500         70,594        700          32,944       2,500        117,656
    7,826        389,833      6,176         307,642      13,185        656,778
    1,277         33,202        793          20,618       1,666         43,316
   35,920      3,520,160     27,432       2,688,336      61,922      6,068,356
    1,500         44,625          0              --       1,600         47,600
      100          1,575          0              --           0             --
        0             --          0              --         800         36,700
        0             --          0              --         400         37,225
    6,310        429,711      4,510         307,131       9,630        655,803
   16,925      2,043,694     12,751       1,539,683      25,639      3,095,909
   27,140      3,582,480     22,576       2,980,032      51,556      6,805,392
      900         72,900        800          64,800       1,500        121,500
    1,700         17,850          0              --       2,500         26,250
        0             --      5,567          22,964           0             --
    3,600        769,500      2,800         598,500       7,200      1,539,000
    3,000         18,750          0              --           0             --
      900         36,112      1,100          44,137       2,500        100,312
    2,930        198,691      1,912         129,657       3,926        266,232
        0             --          0              --       2,500         76,875
      900         17,437          0              --           0             --
        0             --      1,393          26,293           0             --
      800        121,500        700         106,312       1,500        227,812
        0             --          0              --       2,700         75,262
    1,400         19,075          0              --           0             --
    3,384        136,629      1,353          54,627       2,711        109,457
        0             --          0              --           0             --
        0             --          0              --           0             --
    5,730        670,410      4,500         526,500       9,600      1,123,200
        0             --          0              --           0             --
    1,000         79,375      1,000          79,375           0             --
        0             --          0              --           0             --
    3,100         21,700          0              --           0             --
        0             --          0              --       1,300         29,494
        0             --          0              --       2,300        127,075
      800         18,850          0              --           0             --
        0             --          0              --           0             --
        0             --        800          19,350       1,900         45,956
    1,600         38,900      1,100          26,744       3,400          82,66
    3,513         47,645      3,277          44,444       7,301         99,020
        0             --      1,788          17,433           0             --
        1              7          0              --           0             --
      900        134,437        800         119,500       1,800        268,875
      864         51,030        893          52,743       2,055        121,373
        0             --          0              --       1,600         45,700
        0             --          0              --       1,500        125,250
    2,600        136,500      2,000         105,000       3,400        178,500
    4,153        246,584      2,893         171,772       6,036        358,388
        0             --      3,598          16,866           0             --
        0             --          0              --       1,500         49,219
        0             --          0              --           0             --
        0             --      1,616          25,553           0             --
   26,976      3,424,266     20,998       2,665,434      47,308      6,005,159

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)


                                                           LifePath Income                      LifePath 2010
                                                    ----------------------        -----------------------------
                                                    Shares           Value         Shares               Value
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

COMPUTERS (CONTINUED)

SunGard Data Systems Inc.+                               0       $       --             0          $       --
Synopsys Inc.+                                           0               --             0                  --
3Com Corp.+                                            680           11,305         2,425              40,316
Unisys Corp.+                                          540            7,020         2,012              26,156
VeriSign Inc.+                                         300           59,662           900             178,987
Veritas Software Corp.+                                755           91,025         2,226             268,372
Vertel Corp.+                                            0               --         4,800              61,800
WebTrends Corp.+                                       400           15,069             0                  --
                                                                 ----------                        ----------
                                                                  1,879,840                         9,545,056
                                                                 ----------                        ----------
COSMETICS / PERSONAL CARE
Percent of Net Assets                                                  0.05%                             0.40%
Alberto-Culver Co. "B"                               1,192           33,748             0                  --
Avon Products Inc.                                     150            5,878         1,519              59,526
Colgate-Palmolive Co.                                   88            4,482         3,396             172,984
Estee Lauder Companies Inc. "A"                          0               --             0                  --
Gillette Co.                                            97            2,910         6,132             183,960
International Flavors & Fragrances Inc.                156            4,017         2,703              69,602
Kimberly-Clark Corp.                                     0               --             0                  --
Procter & Gamble Co.                                     0               --         7,934             490,420
Tristar Corp.+                                           0               --         3,700              21,275
                                                                 ----------                        ----------
                                                                     51,035                           997,767
                                                                 ----------                        ----------
DISTRIBUTION / WHOLESALE
Percent of Net Assets                                                  0.02%                             0.06%
Costco Wholesale Corp.+                                450           15,497         3,022             104,070
Fastenal Co.                                             0               --             0                  --
Genuine Parts Co.                                        0               --         1,669              34,319
Grainger (W.W.) Inc.                                    72            2,079           854              24,659
Tech Data Corp.+                                         0               --             0                  --
                                                                 ----------                        ----------
                                                                     17,576                           163,048
                                                                 ----------                        ----------
DIVERSIFIED FINANCIAL SERVICES
Percent of Net Assets                                                  0.58%                             1.96%
American Express Co.                                   693           40,974         8,102             479,031
Associates First Capital Corp.                         272            7,650         4,556             128,137
Bear Stearns Companies Inc.                              1               66           777              52,108
Capital One Financial Corp.                            200           12,062         1,385              83,533
Charter Municipal Mortgage Acceptance Corp.              0               --         3,900              52,894
Citigroup Inc.                                       2,263          132,083        26,253           1,532,538
Countrywide Credit Industries Inc.                      94            3,560         2,495              94,498
Donaldson, Lufkin & Jenrette Inc.                        0               --             0                  --
E*trade Group Inc.+                                      0               --             0                  --
Edwards (A.G.) Inc.                                      0               --             0                  --
Federal National Mortgage Association                    0               --         6,524             350,665
Finet Holdings Corp.+                                    0               --             0                  --
Franklin Resources Inc.                                318           12,084         1,760              66,880
Freddie Mac                                              0               --             0                  --
Goldman Sachs Group Inc. (The)                           0               --             0                  --
Household International Inc.                           339           16,272             0                  --
Knight Trading Group Inc.+                               0               --             0                  --
Legg Mason Inc.                                          0               --             0                  --
Lehman Brothers Holdings Inc.                           80           11,600           810             117,450
MBNA Corp.                                             516           18,221         5,380             189,981
Merrill Lynch & Co. Inc.                               230           33,350         2,284             331,180
MicroFinancial Inc.                                      0               --         2,200              21,587
Morgan (J.P.) & Co. Inc.                                 0               --             0                  --
Morgan Stanley Dean Witter & Co.                       888           95,515         6,692             719,808
Paine Webber Group Inc.                                190           13,585         1,052              75,218
Price (T. Rowe) Associates                             190            8,597         1,124              50,861
Providian Financial Corp.                               97           11,149           907             104,248
Schwab (Charles) Corp.                                 801           30,588         7,355             280,869

                              LifePath 2020                     LifePath 2030                      LifePath 2040
                 --------------------------        --------------------------         --------------------------
                   Shares             Value        Shares               Value         Shares               Value
                 -----------------------------------------------------------------------------------------------

                   1,765       $     63,540         2,121        $     76,356          5,069        $    182,484
                   1,390             51,517         1,418              52,555          3,203             118,711
                   6,167            102,526         4,778              79,434          9,551             158,785
                   6,381             82,953         4,260              55,380          8,691             112,983
                   2,067            411,075         1,660             330,132          4,250             845,219
                   7,174            864,915         5,546             668,640         12,595           1,518,485
                       0                 --             0                  --              0                  --
                       0                 --             0                  --          1,300              48,973
                                -----------                       -----------                        -----------
                                 29,858,432                        23,467,116                         52,873,778
                                -----------                       -----------                        -----------

                                       0.60%                             0.76%                              0.88%
                       0                 --           852              24,122          1,499              42,440
                   3,921            153,654         3,160             123,833          7,309             286,421
                   9,648            491,445         7,422             378,058         16,416             836,190
                     702             28,738         1,050              42,984          2,274              93,092
                  17,728            531,840        13,673             410,190         30,077             902,310
                   1,714             44,135         1,278              32,908          2,944              75,808
                   9,212            538,902         6,891             403,123         13,207             772,609
                  17,793          1,099,830        15,062             931,020         31,136           1,924,594
                       0                 --             0                  --              0                  --
                                -----------                       -----------                        -----------
                                  2,888,544                         2,346,238                          4,933,464
                                -----------                       -----------                        -----------

                                       0.10%                             0.12%                              0.12%
                   7,946            273,640         5,798             199,669         12,392             426,750
                     701             44,776           614              39,219          1,413              90,255
                   2,939             60,433         2,278              46,841          4,991             102,627
                   1,642             47,413         1,235              35,661          2,636              76,114
                   1,152             59,472         1,171              60,453              0                  --
                                -----------                       -----------                        -----------
                                    485,734                           381,843                            695,746
                                -----------                       -----------                        -----------

                                       3.01%                             3.60%                              4.31%
                  22,521          1,331,554        16,454             972,843         34,168           2,020,183
                  11,427            321,384         9,474             266,456         19,601             551,278
                   1,940            130,101         1,488              99,789          3,197             214,399
                   3,310            199,634         2,525             152,289          5,510             332,322
                       0                 --             0                  --              0                  --
                  64,143          3,744,328        53,135           3,101,736        111,143           6,487,953
                   1,857             70,334         1,631              61,774          3,214             121,730
                       0                 --             0                  --          1,325             117,262
                   2,300             40,825             0                  --          4,700              83,425
                   2,313            120,276         2,201             114,452          4,649             241,748
                  17,181            923,479        11,673             627,424         24,061           1,293,279
                  34,900             19,631             0                  --              0                  --
                   4,143            157,434         3,299             125,362          7,010             266,380
                  11,637            490,209         8,763             369,141         17,636             742,917
                   5,300            678,731         4,300             550,669         12,500           1,600,781
                   7,903            379,344         6,122             293,856         12,821             615,408
                     900             28,237             0                  --          2,200              69,025
                   1,327             69,999         1,150              60,662          2,661             140,368
                   1,995            289,275         1,555             225,475          3,355             486,475
                  13,312            470,080        10,282             363,083         22,306             787,681
                   6,188            897,260         4,849             703,105         10,342           1,499,590
                       0                 --             0                  --              0                  --
                   2,872            480,163         1,565             261,648          3,172             530,319
                  19,082          2,052,508        14,356           1,544,167         29,644           3,188,583
                   2,402            171,743         1,835             131,202          4,010             286,715
                   1,981             89,640         1,491              67,468          3,334             150,863
                   2,348            269,873         1,739             199,876          4,340             498,829
                  20,944            799,799        15,926             608,174         37,828           1,444,557

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                  LifePath Income           LifePath 2010
                             --------------------   ---------------------
                             Shares         Value      Shares       Value
-------------------------------------------------------------------------
COMMON STOCKS (Continued)

DIVERSIFIED FINANCIAL
SERVICES (Continued)

Seacoast Financial
  Services Corp.                  0      $     --       5,200  $   52,650
Stilwell Financial Inc.+        266        12,868       1,322      63,952
Stockwalk.com Group Inc.+         0            --           0          --
United Asset Management
  Corp.                       3,800        93,100           0          --
USA Education Inc.              135         5,290       1,285      50,356
                                         --------              ----------
                                          558,614               4,898,444
                                         --------              ----------
ELECTRIC
Percent of Net Assets                        0.26%                   0.85%
AES Corp.+                      400        25,500       2,150     137,062
Ameren Corp.                    188         7,602         752      30,409
American Electric Power Inc.    238         8,389           0          --
Cinergy Corp.                   157         4,612         967      28,406
CMS Energy Corp.                100         2,612      18,200     475,475
Consolidated Edison Inc.        255         7,985           0          --
Constellation Energy Group
  Inc.                           67         2,563         819      31,327
CP&L Energy Inc.                143         5,291         963      35,631
Dominion Resources Inc.         345        18,285           0          --
DTE Energy Co.                  208         7,228         870      30,232
Duke Energy Corp.               341        25,511           0          --
Edison International            237         4,903           0          --
Entergy Corp.                   250         7,609       1,431      43,556
FirstEnergy Corp.               260         6,435       1,315      32,546
Florida Progress Corp.            0            --         510      26,456
FPL Group Inc.                  211        11,262           0          --
GPU Inc.                        122         3,736         718      21,989
IPALCO Enterprises Inc.           0            --           0          --
Niagara Mohawk Holdings
  Inc.+                       1,771        22,802      26,522     341,471
PECO Energy Co.                 232        11,179           0          --
PG&E Corp.                      346        10,012           0          --
Pinnacle West Capital
  Corp.                           0            --      13,180     542,851
PP & L Resources Inc.            87         2,914       1,380      46,230
Public Service Enterprise
  Group Inc.                    208         7,540           0          --
Reliant Energy Inc.             234         8,687       1,093      40,578
Southern Co.                    655        19,609           0          --
TXU Corporation                   0            --           0          --
Unicom Corp.                    128         5,848           0          --
Xcel Energy Inc.                245         6,140       9,824     246,201
                                         --------              ----------
                                          244,254               2,110,420
                                         --------              ----------
ELECTRICAL COMPONENTS &
  EQUIPMENT
Percent of Net Assets                        0.08%                   0.03%
American Power Conversion
  Corp.+                          0            --       1,224      29,146
Emerson Electric Co.              0            --           0          --
Energizer Holdings Inc.+          0            --           1          20
Hubbell Inc. "B"                  0            --           0          --
Molex Inc.                      270        14,259       1,092      57,671
Power-One Inc.+                 200        31,687           0          --
Superconductor
  Technologies Inc.+              0            --           0          --
UCAR International Inc.+      2,000        27,250           0          --
                                         --------              ----------
                                           73,196                  86,837
                                         --------              ----------
ELECTRONICS
Percent of Net Assets                        0.10%                   0.66%
Agilent Technologies Inc.+      386        23,281       2,213     133,472
Arrow Electronics Inc.+           0            --           0          --
Avnet Inc.                        0            --           0          --
AVX Corp.                         0            --           0          --
Jabil Circuit Inc.+               0            --           0          --
Johnson Controls Inc.            86         4,596         865      46,223
Microchip Technology Inc.+        0            --           0          --
Millipore Corp.                 242        14,732       2,221     135,203


                              LifePath 2020                     LifePath 2030                      LifePath 2040
                 --------------------------        --------------------------         --------------------------
                   Shares             Value        Shares               Value         Shares               Value
                 -----------------------------------------------------------------------------------------------

                        0                --             0                  --              0                  --
                    3,644           176,278         2,808             135,837          6,206             300,215
                    3,500            19,250             0                  --              0                  --
                        0                --         1,596              39,102              0                  --
                    2,700           105,806         2,220              86,996          4,730             185,357
                                 ----------                        ----------                         ----------
                                 14,527,175                        11,162,586                         24,257,642
                                 ----------                        ----------                         ----------

                                       1.01%                             1.06%                              1.12%
                    6,962           443,828         5,360             341,700         11,490             732,487
                    4,507           182,248         1,755              70,968          3,770             152,449
                   12,591           443,833         4,207             148,297          6,424             226,446
                    2,696            79,195         2,086              61,276          4,494             132,011
                    1,902            49,690             0                  --          2,890              75,501
                    3,733           116,890         2,947              92,278          3,813             119,395
                    2,533            96,887         1,939              74,167          4,157             159,005
                    2,709           100,233         2,024              74,888          4,524             167,388
                    4,033           213,749         3,155             167,215          5,653             299,609
                    2,448            85,068         1,892              65,747          4,086             141,988
                    6,096           456,057         4,809             359,773          9,016             674,510
                    5,842           120,856         4,570              94,542          7,497             155,094
                    4,105           124,946         3,239              98,587          6,884             209,532
                    3,950            97,762         3,125              77,344          6,485             160,504
                    1,687            87,513         1,200              62,250          2,800             145,250
                    2,979           159,004         2,260             120,628          4,024             214,781
                    2,042            62,536         2,041              62,506          3,422             104,799
                   10,246           238,860             0                  --              0                  --
                    5,297            68,199         4,316              55,569          4,949              63,718
                    3,112           149,960         2,415             116,373          4,647             223,927
                    6,419           185,750         5,081             147,031          8,802             254,708
                    1,439            59,269           900              37,069          2,200              90,612
                    2,417            80,969         2,673              89,545          4,087             136,914
                    3,689           133,726         2,806             101,718          3,919             142,064
                    4,999           185,588         3,860             143,303          8,307             308,397
                   13,625           407,898         8,741             261,684         15,790             472,713
                    4,648           162,389         3,626             126,683          7,576             264,687
                    3,677           167,993         2,799             127,879          5,107             233,326
                    5,561           139,361         4,146             103,909          9,283             232,655
                                  ---------                         ---------                          ---------
                                  4,900,257                         3,282,929                          6,294,470
                                  ---------                         ---------                          ---------

                                       0.16%                             0.21%                              0.22%
                    3,270            77,867         2,774              66,056          8,732             207,931
                    7,200           476,550         5,686             376,342         10,298             681,599
                        0                --             0                  --              0                  --
                    1,409            36,458         1,359              35,164              0                  --
                    3,884           205,124         2,497             131,873          5,541             292,634
                        0                --             0                  --              0                  --
                        0                --         1,900              42,037          3,000              66,375
                        0                --             0                  --              0                  --
                                  ---------                         ---------                          ---------
                                    795,999                           651,472                          1,248,539
                                  ---------                         ---------                          ---------

                                       0.61%                             0.76%                              0.86%
                    6,455           389,317         5,015             302,467         11,132             671,399
                    2,190            79,661         1,961              71,331          4,572             166,306
                      689            41,254           746              44,667          2,156             129,090
                    1,652            49,457           672              20,118          2,096              62,749
                    1,504            95,974         1,228              78,362          2,828             180,462
                    1,556            83,149         1,110              59,316          2,400             128,250
                    1,872           127,413         1,642             111,759          4,257             289,742
                    1,308            79,625           576              35,064          1,388              84,495

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                                  LifePath Income               LifePath 2010
                                           ----------------------  --------------------------
                                            Shares         Value       Shares           Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

ELECTRONICS (Continued)

Parker Hannifin Corp.                            0              --      1,037          36,101
PE Corp. (Biosystems Group)                    336          33,054      1,024         100,736
PerkinElmer Inc.                                 0              --      4,593         413,083
Sanmina Corp.+                                   0              --        880         103,840
SCI Systems Inc.+                                0              --          0              --
Sensormatic Electronics Corp.+                   0              --          0              --
Solectron Corp.+                               390          17,672      3,446         156,147
Symbol Technologies Inc.                         0              --          0              --
Tektronix Inc.                                   0              --      3,786         288,446
Thermo Electron Corp.+                         211           4,906      6,572         152,799
Thomas & Betts Corp.                            58           1,087          0              --
Varian Inc.+                                     0              --          0              --
Vishay Intertechnology Inc.+                     0              --          0              --
Waters Corp.+                                    0              --      1,008          80,199
                                                      ------------               ------------
                                                            99,328                  1,646,249
                                                      ------------               ------------
ENGINEERING & CONSTRUCTION
Percent of Net Assets                                         0.00%                      0.12%
Fluor Corp.                                    113           3,383      9,664         289,316
Morrison Knudsen Corp.+                          4              14         17              59
                                                      ------------               ------------
                                                             3,397                    289,375
                                                      ------------               ------------
ENTERTAINMENT
Percent of Net Assets                                         0.06%                      0.02%
Churchill Downs Inc.                             0              --      1,300          30,712
Golden Books Family Entertainment Inc.+          1               1          0              --
International Game Technology Inc.+            663          19,227          0              --
Macrovision Corp.+                             400          42,650          0              --
Steinway Musical Instruments Inc.+               0              --      1,500          26,625
                                                      ------------               ------------
                                                            61,878                     57,337
                                                      ------------               ------------
ENVIRONMENTAL CONTROL
Percent of Net Assets                                         0.02%                      0.01%
Allied Waste Industries Inc.+                1,700          15,619      2,100          19,294

Waste Management Inc.                            0              --          0              --
                                                      ------------               ------------
                                                            15,619                     19,294
                                                      ------------               ------------
FOOD
Percent of Net Assets                                         0.18%                      0.34%
Albertson's Inc.                               185           3,977          0              --
Archer-Daniels-Midland Co.                     662           5,829      5,594          49,301
Bestfoods                                      191          13,489          0              --
Campbell Soup Co.                              280           7,105          0              --
ConAgra Inc.                                   548          10,035          0              --
Dean Foods Co.                                   0              --          0              --
Delhaize America Inc. "A"                        0              --      1,459          21,885
Dole Food Co.                                    0              --          0              --
Flowers Industries Inc.                          0              --          0              --
General Mills Inc.                             200           6,425          0              --
Great Atlantic & Pacific Tea Co.             3,159          44,226          0              --
Heinz (H.J.) Co.                               125           4,766          0              --
Hershey Foods Corp.                            159           6,787      1,650          70,434
Horizon Organic Holding Corp.+                   0              --      1,800          15,694
Hormel Foods Corp.                               0              --          0              --
IBP Inc.                                         0              --          0              --
J & J Snack Foods Corp.+                         0              --      1,500          21,187
Keebler Foods Co.                                0              --          0              --
Kellogg Co.                                    256           5,936          0              --
Kroger Co.+                                    232           5,263          0              --
McCormick & Co. Inc.                             0              --          0              --
Nabisco Group Holdings Corp. "A"               260           7,296      2,103          59,015
Nash Finch Co.                                   0              --      2,700          26,325
Quaker Oats Co.                                102           6,930      1,163          79,011

         LifePath 2020              LifePath 2030              LifePath 2040
----------------------  -------------------------  -------------------------
 Shares          Value      Shares          Value      Shares          Value
----------------------------------------------------------------------------



  1,848         64,334       1,398         48,668       3,164        110,147
  3,866        380,318       2,912        286,468       6,228        612,679
  1,572        141,382         608         54,682       1,297        116,649
  1,502        177,236       1,228        144,904       2,980        351,640
  2,104        129,922       2,658        164,131       6,030        372,352
      0             --       1,036         17,223           0             --
 10,402        471,341       7,790        352,984      17,712        802,575
  2,688        111,216       2,877        119,036       5,962        246,678
  1,254         95,539         598         45,560       1,294         98,587
  4,345        101,021       2,479         57,637       5,182        120,482
  1,545         28,969         743         13,931       1,484         27,825
      0             --       1,395         68,006       1,659         80,876
  1,672         67,403       1,353         54,543       3,166        127,629
  3,004        239,006       2,700        214,819         800         63,650
          ------------               ------------               ------------
             2,953,537                  2,365,676                  4,844,262
          ------------               ------------               ------------

                  0.01%                      0.01%                      0.01%
  1,279         38,290         956         28,620       2,168         64,904
     27             94          25             87          42            147
          ------------               ------------               ------------
                38,384                     28,707                     65,051
          ------------               ------------               ------------

                  0.02%                      0.05%                       0.02%
      0             --           0             --           0             --

      2              1           1              1           0             --

  3,013         87,377       1,957         56,753       4,672        135,488
      0             --         900         95,962           0             --

      0             --           0             --           0             --
          ------------               ------------               ------------
                87,378                    152,716                    135,488
          ------------               ------------               ------------

                  0.04%                      0.05%                      0.06%
  4,692         43,108           0             --       5,023         46,149
  8,230        155,856       7,648        144,834      15,534        294,175
          ------------               ------------               ------------
               198,964                    144,834                    340,324
          ------------               ------------               ------------

                  0.78%                      0.96%                      1.09%
  7,153        153,790       5,586        120,099      11,893        255,700
 10,703         94,317       8,426         74,256      17,897        157,720
  4,515        318,872       3,576        252,555       8,239        581,879
  7,047        178,818       5,371        136,289      12,649        320,968
  8,207        150,291       6,463        118,354      12,966        237,440
  2,758         86,187         815         25,469           0             --
    565          8,475         198          2,970         533          7,995
      0             --       1,700         24,012           0             --
  2,619         56,963       1,975         42,956           0             --
  4,960        159,340       3,874        124,452       8,254        265,160
      0             --           0             --           0             --
  5,910        225,319       4,512        172,020      10,061        383,576
  2,328         99,377       1,809         77,222       3,803        162,341
      0             --           0             --           0             --
  2,080         32,110       1,922         29,671       4,770         73,637
  1,636         26,278       2,370         38,068           0             --
      0             --           0             --           0             --
      0             --         793         36,329       1,766         80,905
  6,706        155,495       5,170        119,879      12,228        283,537
 13,810        313,314      10,728        243,392      23,698        537,648
  1,451         42,351       1,333         38,907       3,163         92,320
  5,945        166,832       4,326        121,398       9,133        256,295
      0             --           0             --           0             --
  2,210        150,142       1,620        110,059       3,994        271,342

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                                  LifePath Income               LifePath 2010
                                           ----------------------  --------------------------
                                            Shares            Value      Shares           Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

FOOD (Continued)

Ralston Purina Co.                             195           4,412        2,688          60,816
Safeway Inc.+                                  468          23,078            0              --
Sanderson Farms Inc.                             0              --        3,400          21,675
Sara Lee Corp.                                   0              --            0              --
Smithfield Foods Inc.+                           0              --            0              --
Suiza Foods Corp.+                               0              --            0              --
Super Value Inc.                                86           1,285       10,754         160,638
Sysco Corp.                                    210           8,886            0              --
Whole Foods Market Inc.+                         0              --            0              --
Winn-Dixie Stores Inc.                         146           2,035       12,749         177,689
Wrigley (William Jr.) Co.                       74           5,481        1,279          94,726
                                                      ------------                 ------------
                                                           173,241                      858,396
                                                      ------------                 ------------
FOREST PRODUCTS & PAPER
Percent of Net Assets                                         0.14%                         0.17
Boise Cascade Corp.                             59           1,763            0              --
Bowater Inc.                                     0              --            0              --
Chesapeake Corp.                             1,456          34,762            0              --
Consolidated Papers Inc.                         0              --            0              --
Fort James Corp.                                 0              --        1,511          47,785
Georgia-Pacific (Timber Group)                   0              --            0              --
Georgia-Pacific Corp.                            0              --        1,126          30,120
Glatfelter (P.H.) Co.                        8,886          93,303            0              --
International Paper Co.                          0              --            0              --
Mead Corp.                                     102           2,735          935          25,070
Temple-Inland Inc.                              49           2,079        4,445         188,635
Westvaco Corp.                                  56           1,533        3,412          93,404
Weyerhaeuser Co.                                 0              --            0              --
Willamette Industries Inc.                       0              --          970          29,585
                                                      ------------                 ------------
                                                           136,175                      414,599
                                                      ------------                 ------------
GAS
Percent of Net Assets                                         0.18%                        0.04%
Berkshire Energy Resources                       0              --          800          30,150
Eastern Enterprises                              0              --            0              --
EnergySouth Inc.                                 0              --        1,800          33,300
NICOR Inc.                                   1,644          60,623            0              --
Peoples Energy Corp.                         3,453         112,222            0              --
Sempra Energy                                  148           2,886        1,143          22,288
Southwestern Energy Company                      0              --        2,000          15,500
                                                      ------------                 ------------
                                                           175,731                      101,238
                                                      ------------                 ------------
HAND / MACHINE TOOLS
Percent of Net Assets                                         0.01%                        0.13%
Black & Decker Corp.                           116           4,647          716          28,685
Snap-On Inc.                                    38           1,171            0              --
SPX Corp.+                                       0              --            0              --
Stanley Works (The)                             92           2,461       10,631         284,379
                                                      ------------                 ------------
                                                             8,279                      313,064
                                                      ------------                 ------------
HEALTH CARE
Percent of Net Assets                                         0.51%                        0.81%
Apria Healthcare Group Inc.+                 2,100          31,237            0              --
Bard (C.R.) Inc.                               143           6,980            0              --
Bausch & Lomb Inc.                              46           1,644        1,351          48,298
Baxter International Inc.                      205          17,066            0              --
Beckman Coulter Inc.                           794          60,443            0              --
Becton Dickinson & Co.                         278           8,375        1,824          54,948
Biomet Inc.                                    168           5,681        1,464          49,502
Boston Scientific Corp.+                       412           7,804        2,771          52,476
Foundation Health Systems Inc.+                  0              --            0              --
Gentiva Health Services+                         0              --            1              11
Guidant Corp.+                                 197          13,261        1,728         116,316

    LifePath 2020                 LifePath 2030                   LifePath 2040
----------------------       -----------------------        -------------------------
Shares         Value         Shares          Value          Shares            Value
-------------------------------------------------------------------------------------
 4,901        $110,885        3,840         $ 86,880         9,039           $204,507
 8,520         420,142        6,643          327,583        13,469            664,190
     0              --            0               --             0                 --
14,999         279,356       11,646          216,907        26,464            492,892
     0              --          900           23,906             0                 --
     0              --          514           25,700             0                 --
 2,940          43,916        2,037           30,428         3,712             55,448
 5,525         233,777        4,223          178,686         9,974            422,025
 1,401          70,750          625           31,562             0                 --
 5,153          71,820        3,750           52,266         4,136             57,646
 1,834         135,831        1,419          105,095         3,544            262,477
             ---------                     ---------                        ---------
             3,784,748                     2,987,370                        6,127,648
             ---------                     ---------                        ---------

                  0.20%                         0.26%                            0.31%
   932          27,844          766           22,884         1,553             46,396
 1,460          75,007        1,146           58,876         2,904            149,193
     0              --            0               --             0                 --
 1,638          64,394        1,311           51,539         2,962            116,444
 3,344         105,754        2,849           90,100         6,083            192,375
 2,557          74,952        1,639           48,043         4,878            142,986
   928          24,824        2,212           59,171         4,774            127,704
     0              --            0               --             0                 --
 7,246         230,966        6,239          198,868        12,568            400,605
 1,746          46,815        1,310           35,124         2,762             74,056
   916          38,873          739           31,361         1,565             66,415
 1,728          47,304        1,327           36,327         2,724             74,570
 3,799         175,941        3,056          141,531         5,937            274,957
 1,832          55,876        1,413           43,096         3,126             95,343
             ---------                     ---------                        ---------
               968,550                       816,920                        1,761,044
             ---------                     ---------                        ---------

                  0.02%                         0.02%                            0.03%
     0              --            0               --             0                 --
     0              --          372           23,529           601             38,013
     0              --            0               --             0                 --
   749          27,619            0               --         1,239             45,688
     0              --            0               --             0                 --
 3,453          67,333        2,709           52,825         5,780            112,710
     0              --            0               --             0                 --
             ---------                     ---------                        ---------
                94,952                        76,354                          196,411
             ---------                     ---------                        ---------

                  0.05%                         0.03%                            0.05%
 1,482          59,373        1,124           45,030         2,479             99,315
 1,251          38,546            0               --         1,643             50,625
   555          91,020          217           35,588           540             88,560
 1,524          40,767          952           25,466         2,415             64,601
             ---------                     ---------                        ---------
               229,706                       106,084                          303,101
             ---------                     ---------                        ---------

                  1.24%                         1.53%                            1.83%
     0              --            0               --             0                 --
 1,523          74,341          627           30,605         1,421             69,363
 1,045          37,359          755           26,991         1,585             56,664
 4,830         402,097        3,856          321,012         8,183            681,235
 2,745         208,963          519           39,509         1,484            112,969
 4,192         126,284        3,380          101,822         7,075            213,134
 3,677         124,312        2,140           72,359         4,815            162,807
 7,377         139,702        5,449          103,190        11,628            220,205
 2,902          50,966        3,122           54,830             0                 --
     0              --            0               --             0                 --
 5,274         355,006        3,904          262,788         9,361            630,112

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                       LifePath Income                       LifePath 2010
                                   ------------------------           ---------------------------
                                   Shares            Value            Shares              Value
-------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

HEALTH CARE (Continued)

HCA - The Healthcare
 Company                                0         $      --               0         $          --
Health Management
 Associates Inc. "A"+                   0                --               0                    --
Healthsouth Corp.+                    390             2,389           5,810                35,586
Healthtronics Inc.+                     0                --               0                    --
Hillenbrand Industries
 Inc.                                   0                --               0                    --
Humana Inc.+                        3,667            31,399               0                    --
IDEXX Laboratories Inc.+                0                --               0                    --
Johnson & Johnson                     910            83,663           7,313               672,339
LCA-Vision Inc.+                        0                --               0                    --
Lincare Holdings Inc.+                  0                --               0                    --
Mallinckrodt Group Inc.                77             3,470               0                    --
Manor Care Inc.+                      701             9,376               0                    --
Medtronic Inc.                        782            40,078           6,328               324,310
Oakley Inc.+                        3,200            54,200               0                    --
Oxford Health Plans Inc.+             400            12,200           8,480               258,640
PacifiCare Health Systems
 Inc. "A"+                              0                --               0                    --
Photogen Technologies
 Inc.+                              1,900            11,281               0                    --
Quest Diagnostics Inc.+                 0                --               0                    --
Quorum Health Group Inc.+               0                --           4,100                52,787
SciQuest.com Inc.+                      0                --               0                    --
St. Jude Medical Inc.+                332            13,155           6,461               256,017
Steris Corp.+                           0                --               0                    --
Stryker Corp.                           0                --               0                    --
Tenet Healthcare Corp.                  0                --               0                    --
Triad Hospitals Inc.+                   0                --           1,000                28,875
UnitedHealth Group Inc.               157            14,836               0                    --
Universal Health
 Services+                              0                --               0                    --
Varian Medical Systems
 Inc.+                              1,377            63,256               0                    --
Wellpoint Health Networks
 Inc.+                                  0                --             940                81,134
                                                  ---------                         -------------
                                                    491,794                             2,031,239
                                                  ---------                         -------------
HOLDING
 COMPANIES-DIVERSIFIED
Percent of Net Assets                                  0.00%                                 0.00%
Berkshire Hathaway Inc.
 "A"+                                   0                --               0                    --
Berkshire Hathaway Inc.
 "B"+                                   0                --               0                    --
                                                  ---------                         -------------
                                                         --                                    --
                                                  ---------                         -------------
HOME BUILDERS
Percent of Net Assets                                  0.08%                                 0.00%
Centex Corp.                          104             3,003               0                    --
Clayton Homes Inc.                      0                --               0                    --
Kaufman & Broad Home
 Corp.                                949            23,547               0                    --
Pulte Corp.                         1,490            49,077               0                    --
                                                  ---------                         -------------
                                                     75,627                                    --
                                                  ---------                         -------------
HOME FURNISHINGS
Percent of Net Assets                                  0.01%                                 0.05%
Ethan Allen Interiors
 Inc.                                   0                --               0                    --
Leggett & Platt Inc.                  296             5,235           1,590                28,123
Maytag Corp.                           66             2,516           1,724                65,728
Whirlpool Corp.                        73             2,774             550                20,900
Zenith Electronics Corp.+              44                --              89                    --
                                                  ---------                         -------------
                                                     10,525                               114,751
                                                  ---------                         -------------
HOUSEHOLD PRODUCTS /
 WARES
Percent of Net Assets                                  0.07%                                 0.09%
American Greetings Corp.
 "A"                                1,023            19,053               0                    --
Avery Dennison Corp.                   70             3,784             756                40,871
Clorox Co.                            256             9,264           1,790                64,776
Dial Corp.                              0                --               0                    --
Enesco Group Inc.                       0                --           3,300                21,450
Fortune Brands Inc.                   180             4,590           1,491                38,020
Newell Rubbermaid Inc.                205             5,317           2,217                57,503

     LifePath 2020                LifePath 2030                LifePath 2040
-----------------------       ---------------------       -----------------------
Shares          Value         Shares         Value        Shares           Value
---------------------------------------------------------------------------------
 9,471       $  326,749        7,377     $   254,506       15,454       $  533,163
 2,964           48,350        3,776          61,596       12,290          200,481
 9,907           60,680        8,824          54,047       10,865           66,548
   100            1,375            0              --            0               --
     0               --            0              --        2,473           86,091
     0               --            0              --            0               --
     0               --        1,236          32,290            0               --
20,605        1,894,372       17,720       1,629,133       40,592        3,731,927
11,400           34,912            0              --            0               --
     0               --        1,514          38,607            0               --
 2,238          100,850          870          39,204        1,927           86,835
     0               --            0              --            0               --
20,068        1,028,485       15,244         781,255       36,188        1,854,635
     0               --            0              --            0               --
   865           26,382        1,696          51,728        3,468          105,774
   851           45,901          867          46,764        1,469           79,234
     0               --            0              --            0               --
   751           92,936          547          67,691            0               --
     0               --            0              --            0               --
 3,200           30,800            0              --            0               --
 2,030           80,439        1,004          39,784        2,185           86,581
     0               --        2,007          20,572            0               --
 2,974          133,272        2,278         102,083        7,872          352,764
 5,603          173,693        4,544         140,864        8,720          270,320
     0               --            0              --            0               --
 2,849          269,230        2,157         203,836        4,792          452,844
   501           35,446          614          43,440            0               --
     0               --          795          36,520        1,659           76,210
 1,061           91,578          977          84,327        1,785          154,068
             ----------                  -----------                    ----------
              5,994,480                    4,741,353                    10,283,964
             ----------                  -----------                    ----------


                   0.16%                        0.15%                         0.25%
    11          634,700            8         461,600           24        1,384,800
    74          141,562            0              --           26           49,738
             ----------                  -----------                    ----------
                776,262                      461,600                     1,434,538
             ----------                  -----------                    ----------

                   0.01%                        0.01%                         0.00%
     0               --            0              --            0               --
 7,088           69,108        2,612          25,467            0               --
     0               --            0              --            0               --
     0               --            0              --            0               --
             ----------                  -----------                    ----------
                 69,108                       25,467                            --
             ----------                  -----------                    ----------

                   0.04%                        0.05%                         0.05%
 2,101           56,596        1,071          28,850            0               --
 3,478           61,517        2,594          45,881        5,549           98,148
 1,319           50,287        1,024          39,040        2,509           95,656
 1,260           47,880          968          36,784        2,089           79,382
   279               --          230              --          367               --
             ----------                  -----------                    ----------
                216,280                      150,555                       273,186
             ----------                  -----------                    ----------


                   0.11%                        0.14%                         0.15%
     0               --        3,100          57,737            0               --
 1,782           96,339        1,364          73,741        3,428          185,326
 3,924          142,000        3,132         113,339        6,602          238,910
 1,877           19,239        2,414          24,743        5,606           57,461
     0               --            0              --            0               --
 2,794           71,247        2,069          52,759        4,627          117,988
 4,757          123,385        3,756          97,421        7,904          205,010

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                        LifePath Income    LifePath 2010
                                        ---------------    ----------------
                                        Shares    Value     Shares    Value
---------------------------------------------------------------------------
COMMON STOCKS (Continued)

HOUSEHOLD PRODUCTS/WARES (Continued)

Tupperware Corp.                          1,163    3,478       0   $     --
Water Pik Technologies Inc.+                  0       --       0         --
                                                   -----           --------
                                                   5,486            222,620
                                                   -----           --------
INSURANCE
Percent of Net Assets                               0.27%              0.83%
Aetna Inc.                                    0       --     135     63,489
AFLAC Inc.                                    0       --       0         --
Allmerica Financial Corp.                     0       --       0         --
Allstate Corp.                                0       --       0         --
AMBAC Financial Group Inc.                    0       --       0         --
American Financial Group Inc.                 0       --       0         --
American General Corp.                        0       --       0         --
American International Group                892   79,500   9,430    840,449
American Med Security Group+                  0       --   2,600     21,937
AON Corp.                                   245    9,142   1,743     65,017
Chubb Corp.                                 195   14,930       0         --
CIGNA Corp.                                 117   11,378       0         --
Cincinnati Financial Corp.                  120    4,665   1,478     57,457
CNA Financial Corp.+                          0       --       0         --
Conseco Inc.                                  0       --       0         --
Fidelity National Financial Inc.              0       --   1,400     27,912
Hancock (John) Financial Services Inc.+       0       --       0         --
Hartford Financial Services Group Inc.      192   12,792       0         --
HealthAxis Inc.+                              0       --       0         --
Horace Mann Educators Corp.               2,900    4,225       0         --
Jefferson-Pilot Corp.                       140    9,266   1,118     73,998
Lincoln National Corp.                      238   12,852   1,662     89,748
Loews Corp.                                   0       --   1,133     91,702
Markel Corp.+                                 0       --     300     43,762
Marsh & McLennan Companies Inc.             220    26,25   1,667    197,956
MBIA Inc.                                    94    6,180   1,094     71,930
Mercury General Corp.                         0       --       0         --
MetLife Inc.+                                 0       --       0         --
MGIC Investment Corp.                        95    5,587     834     49,050
MIIX Group Inc. (The)                         0       --   2,200     17,737
Old Republic International Corp.              0       --       0         --
Penn Treaty American Corp.+                   0       --   1,200     21,450
PICO Holdings Inc.+                           0       --   1,300     17,956
PMI Group Inc. (The)                          0       --       0         --
Professionals Group Inc.+                     0       --     900     20,587
Progressive Corporation                      75    5,686     625     47,383
Protective Life Corp.                         0       --       0         --
Radian Group Inc.                             0       --       0         --
Reliastar Financial Corp.                     0       --       0         --
SAFECO Corp.                                156    4,105   1,600     42,100
Selective Insurance Group Inc.                0       --       0         --
St. Paul Companies Inc.                     164    7,810   1,550     73,819
Torchmark Corp.                             142    3,985   2,832     79,473
Transatlantic Holdings Inc.                   0       --       0         --
21st Century Insurance Group                  0       --       0         --
Unitrin Inc.                                  0       --       0         --
UNUMProvident Corp.                           0       --   2,154     46,715
                                                 -------          ---------
                                                 258,228          2,061,627
                                                 -------          ---------

        LifePath 2020           LifePath 2030          LifePath 2040
       ----------------------  ----------------------  -----------------------
        Shares    Value         Shares     Value       Shares          Value
        ----------------------------------------------------------------------
         3,606    72,796         0       $     --       1,927      $   38,901
             1         7         0             --           0              --
                 -------                 --------                  ----------
                 525,013                  419,740                     843,596
                 -------                 --------                  ----------

                    1.45%                    1.93%                       2.19%
         2,118   118,476     1,861        104,100       3,819         213,625
         4,448   240,192     3,328        179,712       6,791         366,714
         1,284    78,163     1,214         73,902       1,151          70,067
        10,951   318,263     9,091        264,207      18,789         546,055
           952    61,523       971         62,751       3,480         224,895
             0        --     1,000         24,812           0              --
         4,122   300,133     3,046        221,787       5,918         430,904
        30,415   710,737    27,795      2,477,230      58,878       5,247,502
             0        --         0             --           0              --
         4,289   160,015     3,388        126,396       7,171         267,568
         2,923   223,792     2,270        173,797       4,842         370,716
         2,821   274,342     2,116        205,781       4,420         429,845
         2,800   108,850     2,065         80,277       4,615         179,408
             0        --         0             --       1,402          55,642
         4,761    40,171         0             --           0              --
             0        --         0             --           0              --
         2,800    70,700         0             --       4,500         113,625
         3,450   229,856     2,806        186,950       6,060         403,747
         8,600    24,456         0             --           0              --
             0        --         0             --           0              --
         1,715   113,512     1,362         90,147       2,924         193,532
         3,268   176,472     2,560        138,240       5,502         297,108
         1,807   146,254     1,367        110,642       2,763         223,630
             0        --         0             --           0              --
         4,490   533,188     3,483        413,606       7,350         872,813
         1,502    98,756     1,270         83,502       2,760         181,470
             0        --       900         24,694           0              --
         1,500    36,469     1,700         41,331       5,700         138,581
         1,611    94,747     1,363         80,161       2,939         172,850
             0        --         0             --           0              --
         3,124    74,781     2,824         67,599           0              --
             0        --         0             --           0              --
             0        --         0             --           0              --
           621    38,502       504         31,248       1,722         106,764
             0        --         0             --           0              --
         1,034    78,390       918         69,596       2,101         159,282
         1,302    37,432     1,239         35,621           0              --
           526    32,678       536         33,299           0              --
         1,865   100,360     1,796         96,647       4,881         262,659
         2,167    57,019     1,688         44,416       3,678          96,777
             0        --     4,400         78,925           0              --
         3,858   183,737     3,070        146,209       6,378         303,752
         2,166    60,783     1,713         48,071       3,704         103,943
           366    31,911       437         38,101         836          72,889
         3,016    47,690     1,864         29,474           0              --
         1,402    42,673     1,328         40,421       2,926          89,060
         3,269    70,896     3,175         68,858       6,643         144,070
               ---------              -----------
               7,015,919                5,992,510                 -----------
               ---------              -----------                  12,339,493
                                                                  -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                   LifePath Income         LifePath 2010
                                   ----------------------  ---------------------
                                   Shares      Value       Shares    Value
--------------------------------------------------------------------------------
COMMON STOCKS (Continued)
IRON / STEEL
Percent of Net Assets                             0.00%                     0.13%
AK Steel Holding Corp.                 0      $     --            0   $       --
Allegheny Technologies Inc.            0            --       14,329      311,656
Nucor Corp.                            0            --          599       22,013
USX-U.S. Steel Group Inc.            126         2,189            0           --
                                              --------                 ---------
                                                 2,189                   333,669
                                              --------                 ---------
LEISURE TIME
Percent of Net Assets                             0.03%                     0.06%
Brunswick Corp.                      126         2,362            0           --
Callaway Golf Co.                      0            --            0           --
Carnival Corp. "A"                   570        11,364            0           --
Galileo International Inc.             0            --            0           --
Harley-Davidson Inc.                 192         9,564        2,100      104,606
Sabre Holdings Corp.                 296         8,251        1,477       41,171
                                              --------                 ---------
                                                31,541                   145,777
                                              --------                 ---------
LODGING
Percent of Net Assets                             0.12%                     0.02%
Ameristar Casinos Inc.+                0            --        4,200       19,162
Choice Hotels International Inc.   3,359        30,021            0           --
Extended Stay America Inc.+        4,900        72,581            0           --
Harrah's Entertainment Inc.+         148         4,199            0           --
Hilton Hotels Corp.                  300         3,000        3,500       35,000
Mandalay Resort Group Inc.+            0            --            0           --
Marriott International Inc.            0            --            0           --
MGM Grand Inc.                         0            --            0           --
Park Place Entertainment Corp.+        0            --            0           --
Starwood Hotels & Resorts Worldw       0            --            0           --
                                              --------                 ---------
                                               109,801                    54,162
                                              --------                 ---------
MACHINERY
Percent of Net Assets                             0.18%                     0.04%
Briggs & Stratton Corp.              442        19,116            0           --
Caterpillar Inc.                       0            --            0           --
Cognex Corp.+                          0            --            0           --
Deere & Co.                            0            --            0           --
Dover Corp.                          185         9,042        1,113       54,398
Flowserve Corp.                    3,000        55,500            0           --
Imation Corp.+                         0            --            0           --
Ingersoll-Rand Co.                     0            --            0           --
Nordson Corp.                      1,014        65,656            0           --
Rockwell International Corp.           0            --        1,300       52,569
Tecumseh Products Co. "A"            541        21,505            0           --
                                              --------                 ---------
                                               170,819                   106,967
                                              --------                 ---------
MANUFACTURERS
Percent of Net Assets                             0.43%                     1.66%
Cooper Industries Inc.                 0            --          674       23,801
Crane Co.                            120         3,015            0           --
Danaher Corp.                        190        10,676          867       48,715
Eastman Kodak Co.                      0            --            0           --
Eaton Corp.                           76         5,045          439       29,139
FMC Corp.+                             0            --            0           --
General Electric Co.               4,729       277,533       50,806    2,981,677
Harsco Corp.                           0            --            0           --
Illinois Tool Works Inc.               0            --            0           --
ITT Industries Inc.                  126         4,237        6,741      226,666
M&F Worldwide Corp.+                   0            --        3,900       21,206
Minnesota Mining & Manufacturing       0            --            0           --
National Service Industries Inc.   2,439        48,628            0           --
Pall Corp.                           113         2,415       11,542      246,710
Pentair Inc.                           0            --            0           --
Textron Inc.                           0            --            0           --

          LifePath 2020           LifePath 2030            LifePath 2040
-----------------------    --------------------    ---------------------
     Shares       Value     Shares        Value     Shares         Value
------------------------------------------------------------------------




                   0.03%                   0.02%                    0.03%
          0  $       --          0   $       --          1   $         8
      2,491      54,182      1,406       30,581      2,619        56,963
      1,486      54,610      1,135       41,711      2,482        91,213
      2,799      48,633          0           --      2,147        37,304
             ----------              ----------              -----------
                157,425                  72,292                  185,488
             ----------              ----------              -----------

                   0.15%                   0.16%                    0.18%
      3,492      65,475      1,925       36,094      2,595        48,656
      5,116      73,862      1,846       26,652          0            --
      9,990     199,176      8,059      160,676     17,278       344,480
          0          --      1,093       20,357      1,855        34,549
      5,382     268,091      3,954      196,959      9,340       465,249
      3,853     107,402      1,838       51,234      3,617       100,824
             ----------              ----------              -----------
                714,006                 491,972                  993,758
             ----------              ----------              -----------

                   0.12%                   0.15%                    0.17%
          0          --          0           --          0            --
          0          --          0           --          0            --
          0          --          0           --          0            --
      2,132      60,496      1,432       40,633      3,493        99,114
      6,155      61,550      5,423       54,230     12,006       120,060
      2,111      58,712      2,198       61,132          0            --
      4,145     163,727      3,306      130,587      6,982       275,789
        402      13,819        498       17,119        752        25,850
      4,986      73,232      3,859       56,679      9,868       144,936
      3,890     124,480      3,297      105,504      9,493       303,776
             ----------              ----------              -----------
                556,016                 465,884                  969,525
             ----------              ----------              -----------

                   0.17%                   0.21%                    0.23%
          0          --          0           --          0            --
      6,010     220,867      4,698      172,652      9,274       340,819
      1,614      64,560      1,036       41,440      1,248        49,920
      3,875     127,633      3,092      101,843      6,570       216,399
      3,422     167,250      2,648      129,421      5,694       278,294
          0          --          0           --          0            --
          0          --        653       14,529          0            --
      2,792     127,211      2,087       95,089      4,592       209,223
          0          --          0           --          0            --
      2,869     116,015      2,473      100,002      5,296       214,157
          0          --          0           --          0            --
             ----------              ----------              -----------
                823,536                 654,976                1,308,812
             ----------              ----------              -----------

                   2.62%                   3.20%                    3.88%
      1,623      57,312      1,240       43,788      2,677        94,532
      1,887      47,411        796       20,000      1,882        47,285
      2,503     140,637      1,845      103,666      3,991       224,244
      5,266     327,808      4,106      255,599      7,936       494,016
      1,239      82,239        959       63,654      2,054       136,334
        508      34,449          0           --          0            --
    156,302   9,172,974    124,034    7,279,245    284,826    16,715,726
          0          --      1,012       28,146          0            --
      5,004     280,537      3,928      220,214      7,798       437,175
      1,841      61,904      1,164       39,140      2,482        83,457
          0          --          0           --          0            --
      6,707     623,751      5,259      489,087      9,216       857,088
          0          --          0           --          0            --
      2,120      45,315      1,583       33,837      3,508        74,984
        756      24,570          0           --      1,766        57,395
      2,516     141,053      1,954      109,546      3,738       209,562

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
August 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                              LifePath Income          LifePath Income
                                           ------------------    ---------------------
                                            Shares      Value     Shares         Value
--------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

MANUFACTURERS (Continued)
Tyco International Ltd.                      1,114   $ 63,498      9,804    $  558,828
U.S. Industries Inc.                             0         --          0            --
                                                     --------               ----------
                                                      415,047                4,136,742
                                                     --------               ----------

MEDIA
Percent of Net Assets                                    0.41%                    1.05%
AT&T - Liberty Media Group "A"+                  0         --          0            --
Belo (A.H.) Corp.                                0         --          0            --
Cablevision Systems Corp.+                       0         --        780        52,455
Chris-Craft Industries Inc.+                     0         --          1            78
Clear Channel Communications Inc.+             233     16,863      2,201       159,297
Comcast Corp. "A"+                             600     22,350      5,898       219,700
Disney (Walt) Co.                            2,049     79,783     12,261       477,413
Dow Jones & Co. Inc.                            64      4,004        758        47,422
5th Avenue Channel Corp.+                        0         --          0            --
Gannett Co. Inc.                               298     16,874          0            --
Gray Communications Systems Inc.                 0         --      2,000         2,500
Harcourt General Inc.                           79      4,686      5,557       329,600
Hearst-Argyle Television Inc.+                   0         --          0            --
Hispanic Broadcasting Corp.+                     0         --          0            --
Hollinger International Inc.                     0         --          0            --
Infinity Broadcasting Corp.+                     0         --          0            --
Knight Ridder Inc.                             124      6,773        702        38,347
McGraw-Hill Companies Inc.                     202     12,511          0            --
Meredith Corp.                               1,382     37,746          0            --
New York Times Co. "A"                         162      6,348      1,323        51,845
Rare Medium Group Inc.+                          0         --          0            --
Readers Digest Association "A"                   0         --          0            --
Scripps (E.W.) Company                           0         --          0            --
Time Warner Inc.                               844     72,162      6,991       597,730
Tribune Co.                                    396     14,132      2,268        80,939
UnitedGlobalCom Inc. "A"+                        0         --          0            --
Univision Communications Inc.+                   0         --          0            --
USA Networks Inc.+                               0         --          0            --
Viacom Inc. "B"+                             1,451     97,670      8,252       555,463
Washington Post Company (The) "B"                0         --          0            --
                                                     --------               ----------
                                                      391,902                2,632,789
                                                     --------               ----------

METAL FABRICATE / HARDWARE
Percent of Net Assets                                    0.11%                    0.00%
Precision Castparts Corp.                      700     53,200          0            --
Timken Co.                                   1,342     21,891          0            --
Worthington Industries Inc.                  3,277     34,204          0            --
                                                     --------               ----------
                                                      109,295                       --
                                                     --------               ----------

MINING
Percent of Net Assets                                    0.07%                    0.03%
Alcoa Inc.                                     458     15,229          0            --
Freeport-McMoRan Copper &   Gold Inc.+           0         --          0            --
Homestake Mining Company                     6,842     38,059          0            --
Newmont Mining Corp.                           487      9,031      2,011        37,329
Phelps Dodge Corp.                             125      5,562        594        26,433
                                                     --------               ----------
                                                       67,881                   63,762
                                                     --------               ----------

OFFICE / BUSINESS EQUIPMENT
Percent of Net Assets                                    0.02%                    0.05%
HON Industries Inc.                              0         --          0            --
Miller (Herman) Inc.                             0         --          0            --
Pitney Bowes Inc.                              166      6,069      1,521        55,612
Xerox Corp.                                    620      9,959      3,842        61,712
                                                     --------               ----------
                                                       16,028                  117,324
                                                     --------               ----------

           LifePath 2020           LifePath 2030             LifePath 2040
------------------------    --------------------    ----------------------
     Shares        Value     Shares        Value     Shares          Value
--------------------------------------------------------------------------





     27,956  $ 1,593,492     21,166   $1,206,462     42,982    $ 2,449,974
          0           --      2,236       28,509          0             --
             -----------              ----------               -----------
              12,633,452               9,920,893                21,881,772
             -----------              ----------               -----------

                    1.80%                   2.26%                     2.70%
     35,200      752,400     28,300      604,913     92,988      1,987,618
      3,878       74,167      2,875       54,984          0             --
      1,890      127,102      1,886      126,834        500         33,625
          0           --        825       64,556          1             78
      7,964      576,377      6,279      454,425     15,687      1,135,321
     15,500      577,375     11,824      440,444     28,130      1,047,842
     34,743    1,352,806     26,284    1,023,433     55,303      2,153,361
      2,120      132,633      1,289       80,643      2,655        166,103
     63,300       25,716          0           --          0             --
      4,701      266,194      3,686      208,720      7,809        442,185
          0           --          0           --          0             --
      1,994      118,269      1,476       87,545      1,888        111,982
          0           --      3,050       65,956          0             --
      2,428       62,369      1,550       39,816      2,274         58,413
          0           --      3,500       57,313          0             --
      2,205       83,514      2,792      105,747      5,743        217,516
      1,634       89,257      1,151       62,873      2,348        128,260
      3,290      203,774      2,554      158,188      5,480        339,418
          0           --      1,798       49,108      1,371         37,445
      2,827      110,783      2,204       86,369      4,801        188,139
          0           --          0           --      4,600         46,000
      2,028       78,078      1,975       76,038      3,998        153,923
          0           --        925       46,886      1,237         62,700
     21,333    1,823,971     16,384    1,400,832     39,102      3,343,221
      5,342      190,643      4,172      148,888      8,909        317,940
          0           --      2,000       76,625          0             --
      2,676      118,078        892       39,360      1,966         86,750
      3,778       90,908      2,622       63,092     10,690        257,228
     25,527    1,718,286     19,886    1,338,576     42,627      2,869,330
        258      131,322        119       60,571         87         44,283
             -----------              ----------               -----------
               8,704,022               7,022,735                15,228,681
             -----------              ----------               -----------

                    0.02%                   0.00%                     0.00%
      1,026       77,976          0           --          0             --
          0           --          0           --          0             --
          0           --          0           --          0             --
             -----------              ----------               -----------
                  77,976                      --                        --
             -----------              ----------               -----------

                    0.14%                   0.16%                     0.18%
     14,518      482,723     11,286      375,259     22,770        757,103
          0           --          0           --      4,961         48,680
          0           --          0           --      5,811         32,324
      6,953      129,056      4,933       91,569      4,696         87,170
      1,471       65,460      1,021       45,435      2,242         99,769
             -----------              ----------               -----------
                 677,239                 512,263                 1,025,046
             -----------              ----------               -----------

                    0.11%                   0.12%                     0.13%
      2,999       80,786      1,068       28,769          0             --
      2,476       79,077      2,246       71,732      4,840        154,577
      5,593      204,494      3,389      123,910      8,049        294,292
     11,460      184,076      8,604      138,202     18,620        299,084
             -----------              ----------               -----------
                 548,433                 362,613                   747,953
             -----------              ----------               -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER
PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                         LifePath Income                LifePath 2010
                                       -----------------        ---------------------
                                       Shares      Value        Shares          Value
-------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

OIL & GAS PRODUCERS
Percent of Net Assets                               0.41%                       1.25%
Amerada Hess Corp.                         122  $  8,349         905      $   61,936
Anadarko Petroleum Corp.                   272    17,889       1,676         110,231
Apache Corp.                                96     6,048         918          57,834
Burlington Resources Inc.                  194     7,627       1,791          70,409
Chevron Corp.                              560    47,320       4,160         351,520
Coastal Corp.                              244    16,805       1,468         101,108
Conoco Inc.                                600    15,675       4,270         111,554
Devon Energy Corp.                           0        --         484          28,344
Diamond Offshore Drilling Inc.               0        --           0              --
ENSCO International Inc.                     0        --           0              --
EOG Resources Inc.                           0        --           0              --
Exxon Mobil Corp.                        1,848   150,843      20,171       1,646,458
Global Marine Inc.+                          0        --           0              --
Kerr-McGee Corp.                            97     6,129         808          51,056
Murphy Oil Corp.                             0        --           0              --
Nabors Industries Inc.+                      0        --           0              --
Noble Affiliates Inc.                        0        --           0              --
Noble Drilling Corp.+                        0        --           0              --
Occidental Petroleum Corp.                   0        --       2,905          62,821
Ocean Energy Inc.+                           0        --           0              --
Penn Virginia Corp.                          0        --       1,300          35,506
Phillips Petroleum Co.                       0        --           0              --
Pioneer Natural Resources Co.+               0        --           0              --
R&B Falcon Corporation+                      0        --           0              --
Rowan Companies Inc.+                    1,466    45,446           0              --
Sunoco Inc.                                105     2,855           0              --
Texaco Inc.                                502    25,853       3,761         193,691
Tosco Corp.                                261     7,961           0              --
Transocean Sedco Forex Inc.                241    14,399       1,645          98,289
Ultramar Diamond Shamrock Corp.              0        --           0              --
Unocal Corp.                               204     6,809       1,946          64,948
USX-Marathon Group Inc.                    255     6,997       2,350          64,478
Valero Energy Corp.                          0        --           0              --
Vastar Resources Inc.                        0        --           0              --
                                                --------                  ----------
                                                 387,005                   3,110,183
                                                --------                  ----------
OIL & GAS SERVICES
Percent of Net Assets                               0.08%                       0.23%
Baker Hughes Inc.                          299    10,932       2,790         102,009
BJ Services Co.+                             0        --           0              --
Cooper Cameron Corp.+                        0        --           0              --
Grant Prideco Inc.+                          0        --           0              --
Halliburton Co.                            465    24,645       3,455         183,115
Schlumberger Ltd.                          461    39,329       3,335         284,517
Smith International Inc.+                    0        --           0              --
Tidewater Inc.                               0        --           0              --
Varco International Inc.+                    0        --           0              --
Weatherford International Inc.+              0        --           0              --
                                                --------                  ----------
                                                  74,906                     569,641
                                                --------                  ----------
PACKAGING & CONTAINERS
Percent of Net Assets                               0.07%                       0.21%
Ball Corp.                                 744    25,761           0              --
Bemis Co.                                   42     1,407           0              --
Crown Cork & Seal Co. Inc.                   0        --      21,314         275,750
Owens-Illinois Inc.+                       136     1,777      15,718         205,316
Pactiv Corp.+                            3,208    35,288           0              --
Sealed Air Corp.+                           57     2,925         705          38,175
Smurfit-Stone Container Corp.+               0        --           0              --
Sonoco Products Co.                          0        --           0              --
                                                --------                  ----------
                                                  67,158                     517,241
                                                --------                  ----------

      LifePath 2020         LifePath 2030          LifePath 2040
-------------------   -------------------   --------------------
Shares        Value   Shares        Value     Shares       Value
----------------------------------------------------------------
               1.91%                 2.34%                  2.61%
 2,764   $  189,161    1,411   $   96,565      2,523  $  172,668
 3,927      258,279    3,442      226,380      6,790     446,578
 1,786      112,518    1,748      110,124      3,219     202,797
 3,373      132,601    3,034      119,274      6,122     240,671
11,023      931,443    8,071      682,000     14,799   1,250,515
 3,607      248,432    2,730      188,029      5,945     409,462
10,470      273,529    8,190      213,964     17,480     456,665
 1,232       72,149    1,500       87,844      1,759     103,011
   965       43,244    1,507       67,532      3,656     163,834
 1,919       76,520    2,793      111,371      6,889     274,699
   865       33,086    1,618       61,889      3,745     143,246
53,517    4,368,325   40,286    3,288,345     82,927   6,768,916
 1,807       58,389    3,164      102,237      8,423     272,168
 1,644      103,880    1,306       82,523      2,641     166,878
 1,432       95,586    1,379       92,048      2,293     153,058
 1,766       83,995    2,058       97,884      4,893     232,723
 1,791       69,401    1,812       70,215          0          --
 1,656       80,316    2,525      122,463      6,548     317,578
 7,222      156,176    5,444      117,727     10,295     222,629
 3,282       49,845    3,588       54,493      7,694     116,853
     0           --        0           --          0          --
 4,331      267,981    3,345      206,972      7,074     437,704
 5,009       69,500        0           --          0          --
 2,744       78,204    2,387       68,030      5,637     160,654
 1,579       48,949      997       30,907      2,269      70,339
 1,753       47,660    1,191       32,380      2,537      68,975
 9,227      475,190    7,218      371,727     14,003     721,154
 2,670       81,435    2,252       68,686      4,080     124,440
 3,521      210,375    2,678      160,005      5,903     352,704
 8,515      199,570    2,264       53,063      4,827     113,133
 4,030      134,501    3,181      106,166      6,814     227,417
 5,179      142,099    4,106      112,658      8,667     237,801
     0           --    1,236       37,235          0          --
   538       44,519        0           --        783      64,793
         ----------            ----------             ----------
          9,236,858             7,240,736             14,694,063
         ----------            ----------             ----------

               0.37%                 0.47%                  0.56%
 5,518      201,752    3,806      139,157      7,421     271,330
 1,041       69,747    1,596      106,932      4,210     282,070
 1,140       88,706    1,061       82,559      2,385     185,583
 2,120       49,820    2,413       56,706      4,267     100,274
 7,384      391,352    5,161      273,533     10,489     555,917
 9,171      782,401    7,183      612,800     14,513   1,238,140
   637       50,641    1,095       87,053      2,696     214,332
   524       21,156        0           --      3,084     124,516
 3,126       63,106      602       12,153          0          --
 1,220       57,264    2,113       99,179      4,267     200,282
         ----------            ----------             ----------
          1,775,945             1,470,072              3,172,444
         ----------            ----------             ----------

               0.06%                 0.07%                  0.09%
     0           --        0           --          0          --
   850       28,475      662       22,177      1,459      48,876
 5,339       69,073    3,010       38,942      3,697      47,830
 4,731       61,799        0          --       4,190      54,732
     0           --    2,382       26,202      4,872      53,592
 1,312       67,322      999       51,261      2,468     126,639
 1,737       22,798    2,712       35,595      6,314      82,871
 1,823       35,207    2,018       38,973      5,617     108,478
         ----------            ----------             ----------
            284,674               213,150                523,018
         ----------            ----------             ----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)



                                             LifePath Income                LifePath 2010
                                          ------------------       ----------------------
                                            Shares     Value       Shares           Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

PHARMACEUTICALS
Percent of Net Assets                                   0.90%                        2.25%
Abbott Laboratories                          1,003  $ 43,881        8,434      $  368,987
Abgenix Inc.+                                  400    30,069          600          45,103
Allergan Inc.                                  310    22,669          868          63,473
ALZA Corp.+                                     87     6,579          704          53,240
American Home Products Corp.                 1,295    70,173        6,973         377,849
Amylin Pharmaceuticals Inc.+                     0        --        7,900         107,144
Bergen Brunswig Corp. "A"                    6,759    63,366            0              --
Bristol-Myers Squibb Co.                     1,298    68,794       10,658         564,874
Cardinal Health Inc.                           311    25,444        1,762         144,154
Cell Therapeutics Inc.+                          0        --        1,900          88,350
Dentsply International Inc.                      0        --            0              --
Forest Laboratories Inc. "A"+                    0        --            0              --
Gilead Sciences Inc.+                            0        --            0              --
Hyseq Inc.+                                    400    16,775            0              --
ICN Pharmaceuticals Inc.                         0        --            0              --
IVAX Corporation+                                0        --            0              --
Lilly (Eli) and Company                        714    52,122        5,921         432,233
Medarex Inc.+                                    0        --          900          99,450
MedImmune Inc.+                                  0        --        1,184          99,604
Merck & Co. Inc.                             1,526   106,629       12,112         846,326
Mylan Laboratories Inc.                          0        --            0              --
Omnicare Inc.                                    0        --            0              --
Pfizer Inc.                                  4,906   212,185       32,577       1,408,955
Pharmacia & Upjohn Inc.                      1,194    69,924        7,441         435,764
Schering-Plough Corp.                          961    38,560        7,898         316,907
Sepracor Inc.+                                   0        --          704          77,440
Sybron International Corp.+                      0        --            0              --
Tanox Inc.+                                      0        --            0              --
Watson Pharmaceutical Inc.+                    490    30,227        1,480          91,298
                                                    --------                   ----------
                                                     857,397                    5,621,151
                                                    --------                   ----------
PIPELINES
Percent of Net Assets                                   0.11%                        0.25%
Columbia Energy Group                          142     9,932          692          48,535
EL Paso Energy Corp.                           222    12,932        1,366          79,570
Enron Corp.                                    676    57,376        4,306         365,472
Questar Corp.                                    0        --            0              --
Williams Companies Inc.                        450    20,728        2,968         136,714
                                                    --------                   ----------
                                                     100,968                      630,291
                                                    --------                   ----------
REAL ESTATE
Percent of Net Assets                                   0.00%                        0.01%
Catellus Development Corp.+                      0        --            0              --
CB Richard Ellis Services+                       0        --        1,400          14,700
St. Joe Company (The)                            0        --            0              --
                                                    --------                   ----------
                                                          --                       14,700
                                                    --------                   ----------
REAL ESTATE INVESTMENT TRUSTS
Percent of Net Assets                                   0.00%                        0.25%
Alexandria Real Estate Equity                    0        --        1,400          49,000
Ameresco Capital Trust                           0        --        3,300          35,475
American Industrial Properties                   0        --        2,500          33,906
Apartment Investment &
 Management Co. "A"                              0        --            0              --
Archstone Communities Trust                      0        --            0              --
Arden Realty Inc.                                0        --            0              --
AvalonBay Communities Inc.                       0        --            0              --
Boston Properties Inc.                           0        --            0              --
Capital Automotive                               0        --            0              --
Capstead Mortgage Corp.                          0        --        2,200          18,838
CarrAmerica Realty Corp.                         0        --            0              --
Crescent Real Estate Equities Co.                0        --            0              --
Crown American Realty Trust                      0        --        8,900          52,844

           Lifepath 2020                     Lifepath 2030                Lifepath 2040
------------------------          ------------------------     ------------------------
     Shares        Value               Shares        Value         Shares         Value
---------------------------------------------------------------------------------------
                    3.49%                             4.20%                        5.24%
     25,806  $ 1,129,013               19,659   $  860,081         46,607   $ 2,039,056
      1,600      120,275                1,600      120,275          3,100       233,033
      3,168      231,660                1,646      120,364          3,976       290,745
      2,058      155,636                1,231       93,094          2,911       220,144
     21,928    1,188,224               16,930      917,394         36,491     1,977,356
          0           --                    0           --              0            --
          1            8                    0           --              0            --
     31,714    1,680,842               25,220    1,336,660         58,792     3,115,976
      4,943      404,399                3,754      307,124          7,857       642,801
          0           --                    0           --              0            --
      4,252      141,910                  971       32,407              0            --
      1,255      122,833                1,225      119,897          4,004       391,891
        500       54,000                    0           --              0            --
          0           --                    0           --          1,400        58,712
      2,107       59,654                1,939       54,898          3,963       112,202
      3,054      105,745                2,629       91,029          5,443       188,464
     18,618    1,359,114               14,142    1,032,366         33,130     2,418,490
        800       88,400                    0           --          1,600       176,800
      4,500      378,562                3,000      252,375          5,100       429,037
     35,930    2,510,609               29,690    2,074,589         68,452     4,783,083
      2,748       72,994                2,156       57,269          6,529       173,427
      2,465       33,740                2,643       36,176              0            --
    101,504    4,390,048               80,388    3,476,781        186,283     8,056,740
     20,952    1,227,002               16,231      950,528         33,490     1,961,258
     25,426    1,020,218               18,753      752,464         44,536     1,787,007
      1,500      165,000                1,272      139,920          1,300       143,000
      1,841       41,883                2,389       54,350          5,599       127,377
          0           --                  800       37,200              0            --
      2,850      175,809                1,499       92,470          2,685       165,631
            ------------                      ------------                 ------------
              16,857,578                        13,009,711                   29,492,230
            ------------                      ------------                 ------------

                    0.40%                             0.43%                        0.48%
      1,384       97,140                1,055       74,048          2,286       160,449
      3,876      225,777                2,924      170,323          6,386       371,984
     12,010    1,019,349                9,312      790,356         19,000     1,612,625
     10,658      231,145                1,657       35,936              0            --
      7,264      334,598                5,674      261,359         12,202       562,055
            ------------                      ------------                 ------------
               1,908,009                         1,332,022                    2,707,113
            ------------                      ------------                 ------------

                   0.02%                              0.00%                        0.01%
      5,741     102,620                     0           --             0             --
          0          --                     0           --             0             --
          0          --                     0           --         1,502         44,027
            -----------                       ------------                 ------------
                102,620                                 --                       44,027
            -----------                       ------------                 ------------

                   0.34%                              0.38%                        0.34%
          0          --                     0           --             0             --
          0          --                     0           --             0             --
          0          --                     0           --             0             --
      3,752     168,371                   971       43,574             0             --
      6,553     161,368                 2,568       63,237         6,041        148,760
          0          --                 2,139       54,545             0             --
      3,890     173,834                 1,329       59,390             0             --
          0          --                   971       39,265         2,320         93,815
        200       2,775                     0           --             0             --
          0          --                     0           --             0             --
          0          --                 1,639       47,633             0             --
          0          --                 2,588       56,817         6,141        135,870
          0          --                     0           --             0             --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules oF Investments (Continued)

                                              Lifepath Income      Lifepath 2010
                                         -------------------- ------------------
                                            Shares      Value   Shares     Value
--------------------------------------------------------------------------------

COMMON STOCKS (Continued)

REAL ESTATE INVESTMENT TRUSTS (Continued)

Duke-Weeks Realty Corp.                        0   $     --        0  $     --
Equity Office Properties Trust                 0         --        0        --
Equity Residential Properties Trust            0         --        0        --
First Washington Realty Trust                  0         --    2,800    56,350
Highwoods Properties Inc.                      0         --        0        --
Host Marriott Corp.                            0         --        0        --
Kimco Realty Corp.                             0         --        0        --
Koger Equity Inc.                              0         --    3,200    54,800
Konover Property Trust Inc.                    0         --    5,400    22,613
Mack-Cali Realty Corp.                         0         --        0        --
Mid-America Apartment Communities Inc.         0         --    2,800    67,725
Parkway Properties Inc.                        0         --    1,700    53,975
Prison Realty Trust Inc.+                      0         --    6,200    14,725
Public Storage Inc.                            0         --        0        --
Rouse Co.                                      0         --        0        --
Senior Housing Properties Trust                0         --        1         5
Simon Property Group Inc.                      0         --        0        --
Spieker Properties Inc.                        0         --        0        --
Thornbury Mortgage Inc.                        0         --    3,900    31,931
Vornado Realty Trust                           0         --        0        --
Washington Trust                               0         --    3,400    65,238
Winston Hotels Inc.                            0         --    7,200    62,550
                                                    -------   ------  --------
                                                         --            619,975
                                                    -------           --------
RETAIL
Percent of Net Assets                                  0.75%              1.50%
Abercrombie & Fitch Co.+                        0        --        0        --
Amazon.com Inc.+                              700    29,050    1,556    64,574
AnnTaylor Stores Corp.+                       747    26,892        0        --
AutoNation Inc.+                                0        --        0        --
AutoZone Inc.+                                126     2,835    1,441    32,423
Barnes & Noble Inc.+                            0        --        0        --
Barnett Inc.+                                   0        --    1,600    19,900
Bed Bath & Beyond Inc.+                       200     3,513    2,240    39,340
Best Buy Co. Inc.+                            130     8,028    1,200    74,100
BJ's Wholesale Club Inc.+                       0        --        0        --
Bob Evans Farms Inc.                        5,268    89,556        0        --
Borders Group Inc.+                             0        --        0        --
Boston Chicken Inc.+                          600         6      500         5
Brinker International Inc.+                     0        --        0        --
Cato Corp. "A"                                  0        --    1,600    19,800
CBRL Group Inc.                             2,949    35,572        0        --
CDW Computer Centers Inc.+                      0        --        0        --
Charming Shoppes Inc.+                          0        --    2,800    15,225
Circuit City Stores Inc.                      244     6,329    1,508    39,114
Consolidated Stores Corp.+                    458     6,240        0        --
CVS Corp.                                     404    14,999        0        --
Darden Restaurants Inc.                        90     1,592   15,784   279,180
Deb Shops Inc.                                  0        --    1,800    20,531
Dillards Inc. "A"                             118     1,512        0        --
Discount Auto Parts Inc.+                       0        --    2,000    17,750
Dollar General Corp.                          363     7,464    2,582    53,092
Dollar Tree Stores Inc.+                        0        --        0        --
eBay Inc.+                                      0        --        0        --
Family Dollar Stores Inc.                       0        --        0        --
Federated Department Stores Inc.+               0        --    1,953    53,952
Finlay Enterprises Inc.+                        0        --    1,200    15,150
Footstar Inc.+                                  0        --      500    14,875
Fred's Inc.                                     0        --      800    19,200
Gap Inc.                                      558    12,520    4,728   106,085
Golden State Bancorp Inc.+                    200       263      500       656

       Lifepath 2020              Lifepath 2030                    Lifepath 2040
--------------------     ----------------------       --------------------------
   Shares      Value        Shares        Value            Shares          Value
--------------------------------------------------------------------------------



    6,428  $ 152,665         1,975     $ 46,906             4,186      $ 99,417
    8,798    254,042         5,918      170,882            13,787       398,100
    2,491    119,568         2,032       97,536             4,693       225,264
        0         --             0           --                 0            --
        0         --         2,318       55,777                 0            --
   14,539    155,386         6,558       70,089            10,596       113,245
        0         --         1,150       46,719             2,473       100,466
        0         --             0           --                 0            --
        0         --             0           --                 0            --
        0         --         1,629       42,659                 0            --
        0         --             0           --                 0            --
        0         --             0           --                 0            --
        0         --             0           --                 0            --
        0         --         2,064       50,310             4,363       106,348
        0         --         2,418       58,334             3,480        83,955
        0         --             0           --                 0            --
    7,528    171,732         1,975       45,058             4,175        95,242
    2,715    148,307         1,239       67,680             2,938       160,488
        0         --             0           --                 0            --
    3,878    143,486         1,507       55,759             3,568       132,016
        0         --             0           --                 0            --
        0         --             0           --                 0            --
          ----------                 ----------                      ----------
           1,651,534                  1,172,170                       1,892,986
          ----------                 ----------                      ----------

                2.38%                      2.95%                           3.34%
        0         --         2,534       58,757                 0            --
    2,778    115,287         2,608      108,232             6,410       266,015
        0         --             0           --                 0            --
    7,189     46,728         7,222       46,943            20,198       131,287
    2,871     64,597         2,593       58,343             3,883        87,367
        0         --         1,861       32,219                 0            --
        0         --             0           --                 0            --
    5,458     95,856         4,564       80,155             8,406       147,630
    3,434    212,049         2,698      166,602             6,266       386,925
    1,472     49,864         1,456       49,322                 0            --
        0         --             0           --                 0            --
    3,165     42,134         2,996       39,884                 0            --
      700          7           700            7                 0            --
    1,740     55,245         1,045       33,179                 0            --
        0         --             0           --                 0            --
        0         --             0           --                 0            --
      900     66,150           816       59,976               612        44,982
        0         --             0           --                 0            --
    2,916     75,634         2,826       73,299             5,740       148,881
        0         --         3,135       42,714             3,132        42,674
    6,573    244,023         5,108      189,635            10,960       406,890
    4,729     83,644         3,211       56,795             3,613        63,905
        0         --             0           --                 0            --
        0         --             0           --             2,925        37,477
        0         --             0           --                 0            --
    5,631    115,787         5,051      103,861             9,293       191,087
    1,530     62,061         1,405       56,990             2,764       112,115
    1,000     62,000           800       49,600             1,700       105,400
    3,533     63,306         3,007       54,126             6,833       122,994
    4,336    119,782         2,842       78,510             5,861       161,910
        0         --             0           --                 0            --
        0         --             0           --                 0            --
        0         --             0           --                 0            --
   14,806    332,210        11,436      255,595            25,430       570,586
      800      1,050           900        1,181             1,900         2,494

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                     LifePath Income            LifePath 2010
                             -----------------------   ----------------------
                                   Shares      Value    Shares          Value
-----------------------------------------------------------------------------
COMMON STOCKS (Continued)

Retail (Continued)

Guitar Center Inc.+                      0  $     --    1,100      $   16,500
Home Depot Inc.                      1,499    72,046   12,238         588,189
HomeBase Inc.+                           0        --    6,200          14,338
Intimate Brands Inc.                     0        --        0              --
Kmart Corp.+                             0        --    3,732          26,124
Kohls Corp.+                           214    11,984    1,910         106,960
Limited Inc.                           197     3,940        0              --
Longs Drug Stores Inc.               1,466    27,671        0              --
Lowe's Companies Inc.                  304    13,623        0              --
May Department Stores Co.                0        --        0              --
McDonald's Corp.                       438    13,085        0              --
Neiman-Marcus Group Inc. "A"+          600    20,138      700          23,494
Nordstrom Inc.                         214     3,692    1,590          27,428
Office Depot Inc.+                     477     3,488    3,095          22,632
Outback Steakhouse Inc.+                 0        --        0              --
Payless Shoesource Inc.+                 0        --        0              --
PC Connection Inc.+                    300    19,425        0              --
Penney (J.C.) Company Inc.               0        --    2,863          40,082
Pier 1 Imports Inc.                      0        --        0              --
RadioShack Corp.                       132     7,788    1,160          68,440
Rite Aid Corp.                         838     3,352        0              --
Ross Stores Inc.                         0        --        0              --
Ruby Tuesday Inc.                    5,468    68,350        0              --
Saks Inc.+                               0        --        0              --
Sears, Roebuck and Co.                   0        --        0              --
7-Eleven Inc.+                         560     7,490        0              --
Staples Inc.+                          511     7,857    3,497          53,766
Starbucks Corp.+                         0        --    1,836          67,244
Target Corporation                     926    21,530    5,956         138,477
Tiffany & Co.                            0        --    1,560          64,935
TJX Companies Inc.                     176     3,315    2,376          44,699
Toys R Us Inc.+                          0        --    1,861          33,847
Tricon Global Restaurants Inc.+          0        --    1,550          45,144
Walgreen Co.                           650    21,369    5,898         193,897
Wal-Mart Stores Inc.                 2,906   137,853   23,326       1,106,527
Wendy's International Inc.             131     2,473    9,815         185,258
                                            --------               ----------
                                             716,840                3,752,933
                                            --------               ----------
SEMICONDUCTORS
Percent of Net Assets                           1.39%    1.97%
Advanced Micro Devices Inc.+           460    17,308    1,752          65,919
Altera Corp.+                          680    44,073    2,448         158,661
Analog Devices Inc.+                   582    58,491    2,056         206,628
Applied Materials Inc.+                700    60,419    3,760         324,535
Applied Micro Circuits Corp.+          300    60,881      800         162,350
Atmel Corp.+                             0        --        0              --
Broadcom Corp.+                        300    75,000    1,200         300,000
C-Cube Microsystems Inc.+                0        --        0              --
Cirrus Logic Inc.+                   2,434    73,629        0              --
Conexant Systems Inc.+                   0        --    1,449          53,885
Cree Inc.+                               0        --        0              --
Cypress Semiconductor Corp.+             0        --        0              --
Elantec Semiconductor Inc.+            500    44,250        0              --
Emcore Corp.+                          100    11,150        0              --
Integrated Device Technology Inc.+       0        --        0              --
Integrated Silicon Solution Inc.+      700    20,563        0              --
Intel Corp.                          4,164   311,780   23,984       1,795,802
International Rectifier Corp.+           0        --        0              --
Intersil Holding Corp                    0        --        0              --
KLA-Tencor Corp.+                      388    25,463    1,042          68,381
Lam Research Corp.+                      0        --        0              --

             LifePath 2020           LifePath 2030               LifePath 2040
--------------------------  ----------------------  --------------------------
    Shares           Value     Shares        Value     Shares            Value
------------------------------------------------------------------------------

         0       $        --          0    $       --         0   $        --
     7,675         1,810,755     29,755     1,430,100    68,091     3,272,624
         0                --          0            --         0            --
     2,300            37,087      2,400        38,700       300         4,837
     1,082            77,574      8,337        58,359    13,711        95,977
     6,266           350,896      4,212       235,872     9,862       552,272
     8,464           169,280      6,234       124,680    11,962       239,240
         0                --          0            --         0            --
     6,403           286,934      5,039       225,810    10,733       480,973
     6,677           153,154      4,541       104,159     9,335       214,122
     2,712           678,521     17,334       517,853    34,018     1,016,288
      0                --          0            --         0            --
     4,951            85,405      3,431        59,185     3,812        65,757
     6,628            48,467      6,279        45,915     9,265        67,750
     1,615            37,044      1,439        33,007     2,982        68,400
     1,302            69,494        796        42,487         0            --
         0                --          0            --         0            --
     6,746            94,444      4,457        62,398     7,295       102,130
     3,430            40,303      2,689        31,596         0            --
     3,354           197,886      2,584       152,456     5,836       344,324
     8,307            33,228      9,204        36,816     7,281        29,124
     2,730            41,291      2,400        36,300         0            --
         0                --          0            --         0            --
     6,932            69,320      4,777        47,770     5,277        52,770
     6,312           196,856      4,946       154,253     9,205       287,081
         0                --          0            --         0            --
     7,996           122,939      6,950       106,856    13,187       202,750
     3,256           119,251      2,936       107,531     6,708       245,681
     4,662           340,892     11,422       265,562    24,230       563,348
     2,984           124,209      3,172       132,035     5,860       243,923
     6,463           121,585      5,014        94,326     8,747       164,553
     4,670            84,936      4,057        73,787     6,783       123,366
     3,375            98,297      2,542        74,036     4,572       133,160
     6,964           557,692     13,002       427,441    30,620     1,006,633
     3,470         3,485,233     56,890     2,698,719   129,118     6,125,035
     3,674            69,347      2,523        47,622     3,406        64,288
                 -----------               ----------             -----------
                  11,509,734                9,162,556              18,797,025
                 -----------               ----------             -----------

                        3.75%                   4.72%                    5.96%
     4,984           187,523      3,734       140,492     8,218       309,202
     8,140           527,574      6,716       435,281    14,500       939,781
     5,912           594,156      4,564       458,682     9,760       980,880
     3,008         1,122,753      9,855       850,610    24,111     2,081,081
     1,700           344,994      1,600       324,700     3,600       730,575
     6,200           124,000      7,600       152,000    20,044       400,880
     3,300           825,000      2,600       650,000     4,600     1,150,000
         0                --        357         8,300       718        16,694
         0                --      1,352        40,898         0            --
     3,864           143,693      2,998       111,488     6,590       245,066
       800           110,200        500        68,875     1,300       179,075
     1,296            64,071      1,371        67,779     3,300       163,144
         0                --          0            --         0            --
         0                --          0            --         0            --
     1,590           139,523        814        71,429     2,255       197,876
         0                --          0            --         0            --
    98,784         7,396,452     86,720     6,493,160   199,748    14,956,132
     1,477            92,959        625        39,336     1,072        67,469
         0                --        400        21,600       800        43,200
     3,258           213,806      2,470       162,094     5,146       337,706
     2,114            63,684      1,338        40,307     3,780       113,873

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules Of Investments (Continued)

                                                                             LifePath Income                 LifePath 2010
                                                                       ---------------------       -----------------------
                                                                        Shares         Value         Shares          Value
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
SEMICONDUCTORS (Continued)
Lattice Semiconductor Corp.+                                                    0      $       --         0    $       --
Linear Technology Corp.                                                       204          14,675     1,542       110,928
LSI Logic Corp.+                                                              536          19,263     1,758        63,178
Maxim Integrated Products Inc.+                                               700          61,381     1,740       152,576
Micron Technology Inc.+                                                       590          48,233     2,984       243,942
MIPS Technologies Inc. "B"+                                                     0              --         0            --
National Semiconductor Corp.+                                                 586          26,077     1,022        45,479
Novellus Systems Inc.+                                                          0              --       720        44,325
Pericom Semiconductor Corp.+                                                  400          29,600         0            --
PMC - Sierra Inc.+                                                            400          94,400     1,000       236,000
QLogic Corp.+                                                                 211          23,949         0            --
Rambus Inc.+                                                                  200          16,338       300        24,506
Silicon Laboratories Inc.+                                                      0              --         0            --
Teradyne Inc.+                                                                342          22,166     1,016        65,850
Texas Instruments Inc.                                                      1,060          70,954     7,868       526,664
Transwitch Corp.+                                                               0              --         0            --
TriQuint Semiconductor Inc.+                                                    0              --         0            --
Varian Semiconductor Equipment Associates  Inc.+                              300          17,138         0            --
Vitesse Semiconductor Corp.+                                                  500          44,406     1,384       122,917
Xilinx Inc.+                                                                  408          36,261     1,598       142,022
                                                                                       ----------              ----------
                                                                                        1,327,848               4,914,548
                                                                                       ----------              ----------
SOFTWARE
Percent Of Net Assets                                                                        1.36%                   2.44%
Adobe Systems Inc.                                                            374          48,620       586        76,180
Akamai Technologies Inc.+                                                       0              --       300        22,669
America Online Inc.+                                                        1,890         110,801    12,930       758,021
Ariba Inc.+                                                                   300          47,213       900       141,638
At Home Corp. "A"+                                                              0              --         0            --
Autodesk Inc.                                                                   0              --         0            --
Automatic Data Processing                                                     408          24,327     3,726       222,163
BEA Systems Inc.+                                                             400          27,225         0            --
BMC Software Inc.+                                                            469          12,663     1,515        40,905
BroadVision Inc.+                                                             600          20,700     1,600        55,200
Cadence Design Systems Inc.+                                                    0              --         0            --
CheckFree Corp.+                                                                0              --         0            --
ChoicePoint Inc.+                                                           1,282          60,094         0            --
Citrix Systems Inc.+                                                            0              --     1,084        23,848
CMGI Inc.+                                                                      0              --         0            --
Computer Associates International Inc.                                        566          17,971     3,122        99,124
Compuware Corp.+                                                              750           7,922     3,320        35,068
Cyber-Care Inc.+                                                                0              --         0            --
DoubleClick Inc.+                                                               0              --         0            --
EarthLink Inc.+                                                                 0              --         0            --
Edwards (J.D.) & Co.+                                                           0              --         0            --
Electronic Arts Inc.+                                                           0              --         0            --
Exodus Communications Inc.+                                                   700          47,906     2,100       143,719
First Data Corp.                                                              443          21,126     2,775       132,333
Fiserv Inc.+                                                                    0              --         0            --
Geoworks Corp.+                                                                 0              --         0            --
Globix Corp.+                                                                 500          13,406     2,000        53,625
i2 Technologies Inc.+                                                         300          50,756       652       110,310
IMS Health Inc.                                                               190           3,586     2,124        40,091
Informix Corp.+                                                                 0              --         0            --
Infospace.com Inc.+                                                           500          19,500     1,700        66,300
Inktomi Corp.+                                                                200          26,075       300        39,113
Internet Capital Group LLC+                                                     0              --       900        31,388
Internet Pictures Corp.+                                                        0              --         0            --
Intuit Inc.+                                                                    0              --         0            --
Keane Inc.+                                                                     0              --         0            --
Legato Systems Inc.+                                                            0              --         0            --

              LifePath 2020            LifePath 2030           LifePath 2040
       --------------------    ---------------------    --------------------
       Shares         Value    Shares          Value    Shares         Value
       ---------------------------------------------------------------------

        1,328   $   103,418     1,250    $    97,344     2,674   $   208,238
        5,238       376,809     3,992        287,175     9,526       685,277
        4,944       177,675     3,872        139,150     8,360       300,438
        4,682       410,553     4,008        351,452    10,518       922,297
        9,102       744,089     7,020        573,885    15,144     1,238,022
            0            --       498         25,771         0            --
        2,834       126,113     2,179         96,966     4,786       212,977
        2,331       143,502     1,812        111,551     5,034       309,906
            0            --         0             --         0            --
        2,100       495,600     1,700        401,200     4,000       944,000
        3,773       428,236     1,200        136,200     3,549       402,812
        1,452       118,610     1,116         91,163     2,168       177,099
            0            --       200         12,075       500        30,188
        2,962       191,975     2,258        146,347     4,798       310,970
       27,024     1,808,919    20,880      1,397,655    48,048     3,216,213
        2,200       132,413         0             --     1,400        84,263
        2,000       110,625         0             --     2,800       154,875
        1,820       103,968       995         56,839     1,659        94,770
        2,556       227,005     2,336        207,466     5,260       467,154
        5,448       484,191     4,072        361,899     9,798       870,797
                -----------              -----------             -----------
                 18,134,089               14,631,169              33,542,930
                -----------              -----------             -----------

                       4.23%                    5.27%                   6.69%
        2,376       308,880     1,804        234,520     3,648       474,240
          700        52,894       700         52,894     1,700       128,456
       37,246     2,183,547    29,616      1,736,238    68,074     3,990,838
        1,900       299,013     1,600        251,800     4,000       629,500
        3,252        47,357     3,172         46,192     7,496       109,161
        3,521        99,028     1,149         32,316     1,737        48,853
       10,398       619,981     8,073        481,353    19,126     1,140,388
        2,652       180,502     2,316        157,633     4,812       327,517
        4,959       133,893     3,629         97,983     7,360       198,720
        3,200       110,400     2,900        100,050     6,800       234,600
        4,825       102,531     3,452         73,355    10,984       233,410
            0            --         0             --     1,700        88,081
        2,138       100,219       876         41,063       854        40,031
        3,800        83,600     2,868         63,096     5,714       125,708
        2,400       107,400     2,600        116,350     7,700       344,575
       10,846       344,361     7,989        253,651    18,437       585,375
        7,390        78,057     6,166         65,128    10,822       114,307
        2,200        13,063         0             --         0            --
        1,100        44,756     1,200         48,825     3,000       122,063
            0            --         0             --         1             6
            0            --         0             --     1,513        37,541
        1,302       140,535     1,329        143,449     3,015       325,432
        4,100       280,594     3,400        232,688     8,500       581,719
        7,073       337,294     5,479        261,280    11,714       558,611
        2,183       118,278     1,983        107,454     6,284       340,514
            0            --         0             --     3,900        44,606
        1,500        40,219         0             --     2,600        69,713
        1,516       256,488     1,396        236,186     3,211       543,261
        5,945       112,212     3,930         74,179     9,265       174,877
            0            --     4,709         28,843     4,775        29,247
        2,900       113,100     2,700        105,300     6,400       249,600
        1,300       169,488     1,100        143,413     2,600       338,975
        2,000        69,750     1,900         66,263     4,600
        2,000        15,625         0             --         0            --
        2,467       147,712     2,012        120,469     7,583       454,032
        2,327        40,286     1,696         29,362     3,733        64,628
            0            --     2,008         24,347         0            --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)


                                      LifePath Income             LifePath 2010
                                  -------------------    ----------------------
                                   Shares       Value     Shares          Value
-------------------------------------------------------------------------------

COMMON STOCKS (Continued)
SOFTWARE (Continued)

Lycos Inc.+                             0  $       --          0     $       --
Macromedia Inc.+                      400      27,644          0             --
Manugistics Group Inc.+               400      35,100          0             --
Mercury Interactive Corp.+              0          --          0             --
Microsoft Corp.+                    3,606     251,744     26,754      1,867,764
National Data Corp.                     0          --          0             --
NetSol International Inc.+            400      10,400          0             --
Network Associates Inc.+                0          --          0             --
Niku Corp.+                             0          --          0             --
Novell Inc.+                        1,025      12,556      2,246         27,514
Oracle Corp.+                       2,342     212,976     14,414      1,310,773
Parametric Technology  Corp.+           0          --          0             --
PeopleSoft Inc.+                        0          --          0             --
Peregrine Systems Inc.+                 0          --          0             --
Phone.com Inc.+                         0          --          0             --
Prime Response Inc.+                    0          --          0             --
PSINET Inc.+                            0          --          0             --
Rational Software Corp.+              300      38,606        792        101,921
RealNetworks Inc.+                      0          --        800         38,950
Reynolds & Reynolds Co. "A"             0          --          0             --
Siebel Systems Inc.+                  400      78,800      1,112        219,064
SourcingLink.net Inc.+                  0          --          0             --
Sybase Inc.+                            0          --          0             --
Symantec Corp.+                         0          --          0             --
TIBCO Software Inc.+                    0          --          0             --
Total System Services Inc.              0          --          0             --
USinternetworking Inc.+                 0          --          0             --
Usurf America Inc.+                     0          --          0             --
Vicinity Corp.+                         0          --          0             --
Vignette Corp.+                       300      11,438        500         19,063
Yahoo! Inc.+                          540      65,610      3,318        403,137
                                           ----------                ----------
                                            1,304,765                 6,079,881
                                           ----------                ----------
TELECOMMUNICATION EQUIPMENT
Percent of Net Assets                            0.60%                     1.05%
ADC Telecommunications Inc.+          808      33,078      3,344        136,891
ADTRAN Inc.+                            0          --          0             --
Advanced Fibre Communications Inc.+     0          --          0             --
American Tower Corp.+                   0          --          0             --
Andrew Corp.+                         690      20,441          0             --
Ciena Corp.+                          300      66,506        628        139,220
Commscope Inc.+                         0          --          0             --
Comverse Technology Inc.+             200      18,388        760         69,873
Harmonic Inc.+                          0          --          0             --
Harris Corp.                            0          --          0             --
JDS Uniphase Corp.+                 1,200     149,550      4,420        550,843
Lucent Technologies Inc.            2,083      87,095     16,430        686,979
Motorola Inc.                       1,828      65,922     11,801        425,574
Palm Inc.+                          1,008      44,352      3,596        158,224
QUALCOMM Inc.+                        780      46,703      3,866        231,477
RF Micro Devices Inc.+                  0          --          0             --
Scientific-Atlanta Inc.               350      27,278        938         73,105
Sycamore Networks Inc.+                 0          --        300         41,100
Tellabs Inc.+                         264      14,834      2,102        118,106
                                           ----------                ----------
                                              574,147                 2,631,392
                                           ----------                ----------
TELECOMMUNICATIONS
Percent of Net Assets                            0.67%                     1.08%
Adaptec Inc.+                           0          --          0             --
Allegiance Telecom Inc.+                0          --          0             --
Anixler International Inc.+             0          --          0             --
Arch Communications Group Inc.+         0          --          0             --

               LifePath 2020           LifePath 2030            LifePath 2040
      ----------------------  ----------------------   ----------------------
        Shares         Value    Shares         Value     Shares         Value
      --------------------------------------------------------------------------


         1,100   $    78,100     1,200   $    85,200      3,200    $  227,200
           914        63,166       846        58,467      1,995       137,873
             0            --         0            --      1,200       105,300
         2,100       256,594     1,500       183,281      3,000       366,563
        86,310     6,025,517    67,486     4,711,366    153,722    10,731,717
             0            --       893        26,232          0            --
             0            --         0            --          0            --
         4,167       107,821     2,432        62,928      7,079       183,169
           800        21,650     1,100        29,769      2,200        59,538
         7,070        86,608     5,142        62,990      9,108       111,573
        46,026     4,185,489    36,998     3,364,506     83,930     7,632,384
         6,033        80,691     5,139        68,734      8,173       109,314
         6,620       213,495     4,845       156,251      8,030       258,968
             0            --         0            --      3,100        99,006
             0            --       800        73,950      1,800       166,388
             0            --     1,100         6,600        100           600
         3,500        61,469     2,300        40,394      5,200        91,325
         1,778       228,806     1,529       196,763      3,226       415,146
         1,400        68,163     1,400        68,163      3,300       160,669
         3,488        63,220     1,875        33,984      3,468        62,858
         3,768       742,296     2,832       557,904      6,352     1,251,344
         5,000        27,813         0            --          0            --
         3,227        88,541     1,871        51,336      2,408        66,070
         1,522        74,293     1,594        77,807      3,603       175,871
             0            --         0            --      1,400       142,713
             0            --       993        16,385      2,243        37,010
         1,100        11,344         0            --      2,625        27,070
           200           263         0            --          0            --
             0            --     1,100        12,238          0            --
         2,400        91,500     2,300        87,688      5,000       190,625
         8,958     1,088,397     7,144       867,996     16,332     1,984,338
                 -----------             -----------               ----------
                  20,416,299              16,326,612               37,703,642
                 -----------             -----------               ----------

                        1.78%                2.13%                       2.71%
        12,148       497,309     9,170       375,397     18,460       755,706
             0            --       368        19,711        718        38,458
         1,227        64,858     1,261        66,656      2,673       141,293
         2,028        73,642     1,775        64,455        900        32,681
         2,294        67,960     1,090        32,291      2,313        68,523
         1,940       430,074     1,671       370,440      3,861       855,935
           794        19,800       646        16,110      1,671        41,671
         2,926       269,009     2,132       196,011      4,708       432,842
             0            --         0            --        989        33,132
         1,720        51,708     1,063        31,956      2,112        63,492
        13,520     1,684,930     9,900     1,233,788     25,824     3,218,316
        50,046     2,092,548    41,727     1,744,710     96,907     4,051,924
        35,497     1,280,111    27,570       994,243     56,578     2,040,344
         9,146       402,424     7,086       311,784     14,166       623,304
        12,426       744,007     9,944       595,397     22,520     1,348,385
         2,400       107,100     1,800        80,325      4,800       214,200
         2,888       225,084     2,100       163,669      4,388       341,990
         1,500       205,500         0            --      2,100       287,700
         6,884       386,795     5,252       295,097     12,216       686,387
                 -----------             -----------               ----------
                   8,602,859               6,592,040               15,276,283
                 -----------             -----------               ----------

                        1.99%                   2.29%                    2.91%
         2,450        60,025     1,556        38,172      2,974        72,853
         1,850        92,153         0            --      2,300       114,569
             0            --       625        21,875          0            --
         7,000        36,313         0            --          0            --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                                          LifePath Income                  LifePath 2010
                                                  -----------------------         ----------------------
                                                  Shares            Value         Shares           Value
--------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
TELECOMMUNICATIONS (Continued)
Aspect Communications Corp.+                           0       $       --              0     $        --
Broadwing Inc.+                                        0               --              0              --
Cabletron Systems+                                   777           29,089              0              --
Choice One Communications Inc.+                        0               --              0              --
Copper Mountain Networks Inc.+                         0               --              0              --
Corning Inc.                                         275           90,183          1,368         448,619
Cox Communications Inc. "A"+                           0               --              0              --
Digital Lightware Inc.+                                0               --              0              --
Echostar Communications Corp.+                         0               --              0              --
Emulex Corp.+                                          0               --              0              --
Global Crossing Ltd.+                              1,102           33,129          5,386         161,917
Global Telesystems Group Inc.                      1,900           16,388              0              --
Hughes Electronics Corp.+                              0               --              0              --
ICG Communications Inc.+                               0               --              0              --
InterDigital Communications Corp.+                   600           10,725              0              --
Leap Wireless International Inc.+                      0               --              0              --
Level 3 Communications Inc.+                           0               --              0              --
Lightpath Technologies Inc. "B"+                       0               --          1,700          89,675
McLeodUSA Inc. "A"+                                    0               --              0              --
Metromedia Fiber Network Inc.+                         0               --              0              --
Mpower Communications Corp.+                           0               --              0              --
MRV Communications Inc.+                               0               --          1,000          77,063
Natural Microsystems Corp.+                          400           29,825              0              --
Newport Corp.                                        200           31,800              0              --
Nextel Communications Inc. "A"+                    1,076           59,651          3,910         216,761
NTL Inc.+                                              0               --              0              --
Osicom Technologies Inc.+                            100            5,900            600          35,400
Powerwave Technologies Inc.+                           0               --              0              --
Qwest Communications International Inc.+             568           29,323          8,537         440,723
SDL Inc.+                                            100           39,731            500         198,656
Sprint Corp. (PCS Group)+                          1,464           73,475          5,282         265,090
Terayon Communications Systems Inc.+                   0               --              0              --
Tollgrade Communications Inc.+                       200           22,238              0              --
Verizon Communications                             2,665          116,261         16,072         701,141
VerticalNet Inc.+                                      0               --              0              --
Voicestream Wireless Corp.+                          452           50,878            489          55,043
Western Wireless Corp. "A"+                            0               --              0              --
                                                               ----------                    -----------
                                                                  638,596                      2,690,088
                                                               ----------                    -----------

TELEPHONE
Percent of Net Assets                                                0.41%                          1.16%
Alltel Corp.                                         349           17,646          1,832          92,631
AT&T Corp.                                         2,629           82,813         21,876         689,094
BellSouth Corp.                                    1,860           69,401         11,159         416,370
CenturyTel Inc.                                      100            2,881          2,230          64,252
Intermedia Communications Inc.+                        0               --              0              --
NEXTLINK Communications Inc.+                          0               --              0              --
SBC Communications Inc.                            2,229           93,061         19,841         828,362
Sprint Corp. (FON Group)                             860           28,810          5,426         181,771
Telephone & Data Systems Inc.                          0               --              0              --
WorldCom Inc.+                                     2,771          101,142         16,770         612,105
                                                               ----------                    -----------
                                                                  395,754                      2,884,585
                                                               ----------                    -----------
TEXTILES
Percent of Net Assets                                                0.02%                          0.02%
Cintas Corp.                                           0               --              0              --
G & K Services Inc. "A"                                0               --            800          23,200
Shaw Industries Inc.                                   0               --              0              --
UniFirst Corp.                                         0               --          2,000          20,050
Westpoint Stevens Inc.                             1,500           21,094              0              --
                                                               ----------                    -----------
                                                                   21,094                         43,450
                                                               ----------                    -----------

                  LifePath 2020              LifePath 2030                 LifePath 2040
       ------------------------        -------------------         ---------------------
           Shares         Value        Shares        Value         Shares          Value
       ---------------------------------------------------------------------------------
               0     $       --             0   $       --          1,260    $    28,429
           2,941         82,164             0           --          4,192        117,114
           4,029        150,836         2,942      110,141          5,071        189,846
               0             --           800       12,800              0             --
             800         47,950           600       35,963          1,500         89,906
           4,668      1,530,812         3,593    1,178,279          8,366      2,743,525
           2,375         84,461         2,405       85,528          7,308        259,891
             500         43,875             0           --          1,000         87,750
           2,800        136,500             0           --          4,300        209,625
           1,200        125,625             0           --          1,400        146,563
          14,586        438,492        13,123      394,510         22,854        687,042
               0             --         4,586       39,554          4,532         39,089
           6,084        201,533         5,625      186,328         17,328        573,990
               0             --         1,882       11,233          2,231         13,316
           1,400         25,025             0           --          1,700         30,388
           1,094         86,836           879       69,771          2,473        196,294
           3,400        296,597         2,600      226,809          7,700        671,705
               0             --             0           --              0             --
           5,562         87,949         5,424       85,767         12,096        191,268
           3,000        119,813         3,100      123,806          6,800        271,575
               0             --             0           --            600         11,063
           1,100         84,769             0           --          2,400        184,950
               0             --             0           --              0             --
               0             --             0           --              0             --
          13,366        740,978        10,302      571,117         22,100      1,225,169
           2,005         87,855         1,920       84,120          2,888        126,509
             400         23,600             0           --          1,200         70,800
           1,300         62,563             0           --          1,600         77,000
          27,073      1,397,644        21,483    1,109,060         41,734      2,154,518
           1,100        437,044           900      357,581          2,100        834,356
          15,980        801,996        12,098      607,168         26,130      1,311,399
             800         44,400             0           --          1,700         94,350
               0             --             0           --              0             --
          45,956      2,004,831        34,792    1,517,801         71,016      3,098,073
             600         31,950           800       42,600          1,800         95,850
           2,167        243,923         1,672      188,205          3,245        365,265
               0             --             0           --            365         18,661
                     ----------                 ----------                    ----------
                      9,608,512                  7,098,138                    16,402,711
                     ----------                 ----------                    ----------

                           1.69%                      2.03%                         2.33%
           5,349        270,459         4,135      209,076          8,824        446,164
          59,019      1,859,098        47,299    1,489,918         97,903      3,083,944
          31,601      1,179,112        24,435      911,731         52,628      1,963,682
           3,153         90,846         2,700       77,794          3,890        112,081
               0             --         3,500       72,625              0             --
           4,000        140,250             0           --          3,400        119,213
          53,793      2,245,858        43,394    1,811,700         89,620      3,741,635
          14,570        488,095        11,418      382,503         24,372        816,462
           1,325        153,700             0           --            800         92,800
          47,632      1,738,568        36,981    1,349,807         76,044      2,775,606
                     ----------                 ----------                    ----------
                      8,165,986                  6,305,154                    13,151,587
                     ----------                 ----------                    ----------

                           0.02%                      0.04%                         0.05%
           1,875         77,930         2,451      101,870          5,458        226,848
               0             --             0           --              0             --
           3,118         38,780         2,572       31,989          6,329         78,717
               0             --             0           --              0             --
               0             --             0           --              0             --
                     ----------                 ----------                    ----------
                        116,710                    133,859                       305,565
                     ----------                 ----------                    ----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                                                    LifePath Income                  LifePath 2010
                                                            -----------------------         ----------------------
                                                            Shares            Value         Shares           Value
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

TOBACCO
Percent of Net Assets                                                          0.01%                          0.12%
Philip Morris Companies Inc.                                   231       $    6,843              0     $        --
R.J. Reynolds Tobacco Holdings Inc.                              0               --              0              --
UST Inc.                                                        72            1,557         13,348         288,651
                                                                         ----------                    -----------
                                                                              8,400                        288,651
                                                                         ----------                    -----------

TOYS / GAMES / HOBBIES
Percent of Net Assets                                                          0.01%                          0.05%
Hasbro Inc.                                                    167            2,056          7,275          89,573
Marvel Enterprises Inc. "A" Warrants (Expires 10/02/01)+         0               --              5               2
Marvel Enterprises Inc. "C" Warrants (Expires 10/02/01)+         0               --              9               3
Mattel Inc.                                                    403            3,980          4,111          40,596
                                                                         ----------                    -----------
                                                                              6,036                        130,174
                                                                         ----------                    -----------

TRANSPORTATION
Percent of Net Assets                                                          0.04%                          0.04%
Airborne Freight Corp.                                           0               --              0              --
Alexander & Baldwin Inc.                                         0               --              0              --
Burlington Northern Santa Fe Corp.                               0               --              0              --
CNF Transportation Inc.                                          0               --              0              --
CSX Corp.                                                        0               --          1,713          40,898
FedEx Corp.+                                                     0               --              0              --
Kansas City Southern Industries Inc.                            66              611          2,230          20,628
Norfolk Southern Corp.                                           0               --          2,895          46,501
Union Pacific Corp.                                              0               --              0              --
United Parcel Service Inc.                                       0               --              0              --
Wisconsin Central Transportation Corp.+                      2,800           37,450              0              --
                                                                         ----------                    -----------
                                                                             38,061                        108,027
                                                                         ----------                    -----------

TRUCKING & LEASING
Percent of Net Assets                                                          0.13%                          0.01%
GATX Corporation                                                 0               --              0              --
Interpool Inc.                                                   0               --          1,600          19,300
Ryder System Inc.                                            1,529           29,338              0              --
Xtra Corp.+                                                  2,200           97,625              0              --
                                                                         ----------                    -----------
                                                                            126,963                         19,300
                                                                         ----------                    -----------
WATER
Percent of Net Assets                                                          0.00%                          0.02%
American Water Works Inc.                                        0               --              0              --
Middlesex Water Co.                                              0               --          1,100          32,038
Southwest Water Co.                                              0               --          1,700          23,481
                                                                         ----------                    -----------
                                                                                 --                         55,519
                                                                         ----------                    -----------
TOTAL U.S. COMMON STOCKS
(Cost $10,643,593, $56,919,625, $172,289,611, $121,412,612
and $275,044,462, respectively)                                          14,121,686                     78,591,402
                                                                         ----------                    -----------

              LifePath 2020         LifePath 2030             LifePath 2040
    -----------------------  --------------------   -----------------------
      Shares          Value    Shares       Value     Shares          Value
    -----------------------------------------------------------------------


                       0.25%                  0.35%                   0.35%
        36,064  $ 1,068,396    29,038   $  860,251    55,337  $  1,639,359
         3,848      138,047     3,422      122,764     5,537       198,640
           913       19,744     5,065      109,531     5,181       112,039
                -----------            -----------            ------------
                  1,226,187              1,092,546               1,950,038
                -----------            -----------            ------------

                       0.03%                  0.03%                   0.03%
         5,332       65,650     3,513       43,254     4,991        61,452
            39           17         5            2        16             7
            66           21         9            3        28             9
         7,476       73,826     5,386       53,187    11,803       116,555
                -----------            -----------            ------------
                    139,514                 96,446                 178,023
                -----------            -----------            ------------

                       0.17%                  0.21%                   0.24%
             0           --     1,150       17,178         0            --
             0           --       990       26,049         0            --
         6,757      151,188     6,015      134,586    10,972       245,499
         2,436       59,682     1,126       27,587     2,518        61,691
         3,683       87,932     2,898       69,190     6,132       146,402
         4,906      197,957     3,818      154,056     8,156       329,095
           911        8,427       702        6,494         0            --
         6,371      102,334     5,058       81,244    10,672       171,419
         4,145      164,764     3,263      129,704     6,510       258,773
         1,100       60,981         0           --     2,500       138,594
             0           --         0           --         0            --
                -----------            -----------            ------------
                    833,265                646,088               1,351,473
                -----------            -----------            ------------

                       0.02%                  0.01%                   0.02%
         2,431       98,911     1,091       44,390     2,679       109,002
             0           --         0           --         0            --
             0           --         0           --         0            --
             0           --         0           --         0            --
                -----------            -----------            ------------
                     98,911                 44,390                 109,002
                -----------            -----------            ------------

                       0.01%                  0.01%                   0.02%
         1,765       43,243     1,707       41,822     3,656        89,572
             0           --         0           --         0            --
             0           --         0           --         0            --
                -----------            -----------            ------------
                     43,243                 41,822                  89,572
                -----------            -----------            ------------

                242,160,351            188,382,530             408,683,312
                -----------            -----------            ------------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)


                                 LifePath Income                 LifePath 2010
                             -------------------         ---------------------
                              Shares       Value         Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (Continued)

INTERNATIONAL COMMON STOCKS
Percentage of Net Assets                       5.22%                       9.31%

AUSTRALIA
Percent of Net Assets                          0.17%                       0.31%
Coles Myer Ltd. ADR              574       $ 19,014        2,682     $   88,841
National Australia Bank          633         47,159        3,001        223,575
News Corporation Ltd.            494         25,997        2,310        121,564
Rio Tinto PLC ADR                540         35,910        2,530        168,245
Westpac Banking Corp. ADR        916         33,377        4,268        155,515
                                           --------                  ----------
                                            161,457                     757,740
                                           --------                  ----------
CANADA
Percent of Net Assets                          0.25%                       0.63%
Alcan Aluminium Ltd.               1             16        1,310         42,984
Barrick Gold Corp.               323          5,148        4,188         66,746
Inco Ltd.+                       166          2,967        5,549         99,188
Nortel Networks Corp.          2,392        195,098       14,748      1,202,884
Placer Dome Inc.               1,021          9,061            0             --
Seagram Co. Ltd.                 444         26,723        2,650        159,497
                                           --------                  ----------
                                            239,013                   1,571,299
                                           --------                  ----------
DENMARK
Percent of Net Assets                          0.22%                       0.39%
Novo-Nordisk A/S ADR           1,482        150,423        6,951        705,527
Tele Denmark A/S ADR           1,858         55,159        8,786        260,834
                                           --------                  ----------
                                            205,582                     966,361
                                           --------                  ----------
FINLAND
Percent of Net Assets                          0.12%                       0.22%
Nokia OYJ                      2,508        112,703       11,844        532,240
                                           --------                  ----------

FRANCE
Percent of Net Assets                          0.70%                       1.26%
Alcatel SA ADR                 2,239        185,557       10,552        874,497
Aventis SA                     1,344        100,464        6,305        471,299
AXA Financial Inc. ADR             0             --            0             --
AXA-UAP ADR                    1,255         88,242        5,918        416,109
ELF Aquitaine ADR                460         45,856        2,170        216,322
France Telecom SA ADR            350         40,359        1,670        192,572
LVMH Moet-Hennessy Louis
  Vuitton ADR                  2,805         43,828       13,415        209,609
Total Fina SA                  2,162        161,069       10,226        761,837
Total Fina SA Warrants
  (Expires 08/08/03)+              0             --           81          2,724
                                           --------                  ----------
                                            665,375                   3,144,969
                                           --------                  ----------
GERMANY
Percent of Net Assets                          0.25%                       0.46%
DaimlerChrysler AG             2,259        117,609       10,648        554,362
Deutsche Telekom AG ADR        2,116         82,392       10,008        389,687
SAP AG ADR                       640         41,080        3,020        193,846
                                           --------                  ----------
                                            241,081                   1,137,895
                                           --------                  ----------
HONG KONG
Percent of Net Assets                          0.07%                       0.13%
Pacific Century
  CyberWorks Ltd. ADR+         3,731         70,193       17,646        331,969
                                           --------                  ----------

IRELAND
Percent of Net Assets                          0.05%                       0.10%
Allied Irish Banks PLC
  ADR                          3,018         50,552       14,276        239,123
                                           --------                  ----------

            LifePath 2020           LifePath 2030            LifePath 2040
    ---------------------  ----------------------  -----------------------
     Shares         Value     Shares        Value      Shares        Value
    ----------------------------------------------------------------------


                    14.33%                 17.81%                   20.84%


                     0.45%                  0.57%                    0.67%
        7,845  $  259,866      6,259  $  207,329       13,149  $  435,561
        8,732     650,534      6,957     518,297       14,625   1,089,563
        6,734     354,377      5,365     282,333       11,275     593,347
        7,380     490,770      5,890     391,685       12,370     822,605
       12,439     453,246      9,923     361,569       20,842     759,430
               ----------             ----------               ----------
                2,208,793              1,761,213                3,700,506
               ----------             ----------               ----------

                     1.00%                  1.25%                    1.49%
        3,700     121,406      2,894      94,959        6,172     202,519
       10,497     167,296      8,137     129,683       11,004     175,376
        6,195     110,736      3,485      62,294        5,373      96,042
       47,868   3,904,234     38,324   3,125,801       87,792   7,160,535
       15,616     138,592     11,595     102,906        8,811      78,198
        7,241     435,818      5,630     338,856       12,099     728,209
               ----------             ----------               ----------
                4,878,082              3,854,499                8,440,879
               ----------             ----------               ----------

                     0.57%                  0.72%                    0.82%
       20,206   2,050,909     16,114   1,635,571       33,857   3,436,486
       25,372     753,231     20,234     600,697       42,512   1,262,075
               ----------             ----------               ----------
                2,804,140              2,236,268                4,698,561
               ----------             ----------               ----------

                     0.32%                  0.40%                    0.45%
       34,298   1,541,266     27,358   1,229,400       57,468   2,582,468
               ----------             ----------               ----------

                     1.94%                  2.40%                    2.79%
       30,674   2,542,108     24,460   2,027,122       51,393   4,259,195
       18,346   1,371,364     14,632   1,093,742       30,735   2,297,441
        3,830     198,203      3,328     172,224        8,426     436,046
       17,187   1,208,461     13,708     963,844       28,790   2,024,297
        6,300     628,031      5,030     501,428       10,560   1,052,700
        4,850     559,266      3,870     446,259        8,120     936,338
       38,765     605,703     30,920     483,125       64,945   1,014,766
       29,620   2,206,690     23,618   1,759,541       49,626   3,697,137
           81       2,724         81       2,724          162       5,447
               ----------             ----------               ----------
                9,322,550              7,450,009               15,723,367
               ----------             ----------               ----------


                     0.68%                  0.84%                    0.99%
       30,819   1,604,514     24,585   1,279,957       51,639   2,688,455
       28,975   1,128,214     23,110     899,846       48,540   1,890,026
        8,790     564,208      7,010     449,954       14,720     944,840
               ----------             ----------               ----------
                3,296,936              2,629,757                5,523,321
               ----------             ----------               ----------

                     0.19%                  0.25%                    0.29%
       49,171     925,031     40,497     761,840       85,456   1,607,635
               ----------             ----------               ----------


                     0.14%                  0.18%                    0.21%
       41,219     690,418     32,875     550,656       69,063   1,156,805
               ----------             ----------               ----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                                                        LifePath Income               LifePath 2010
                                                               --------------------------   -------------------------
                                                                 Shares           Value     Shares           Value
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)

ITALY
Percent of Net Assets                                                             0.20%                        0.35%
Benetton Group SpA ADR                                            1,297     $   48,232        6,072      $  225,803
ENI-Ente Nazionale Idrocarburi SpA ADR                              410         23,959        1,900         111,031
Fiat SpA ADR                                                      1,189         29,353        5,635         139,114
Montedison SpA ADR                                                1,199         24,879        5,581         115,806
San Paolo-Imi SpA ADR                                             1,580         56,485        7,480         267,410
                                                                            ----------                   ----------
                                                                               182,908                      859,164
                                                                            ----------                   ----------
JAPAN
Percent of Net Assets                                                             1.34%                        1.98%
Canon Inc. ADR                                                    1,040         47,060        4,030         182,358
Fuji Photo Film ADR                                                 785         28,064        3,040         108,680
Hitachi Ltd. ADR                                                    472         56,847        1,834         220,882
Honda Motor Company Ltd. ADR                                        533         38,643        2,055         148,988
Ito-Yokado Co. Ltd. ADR                                             960         48,000        3,750         187,500
Japan Air Lines ADR                                               6,068         42,855       23,640         166,958
Kirin Brewery Co. Ltd. ADR                                          767         83,267        2,992         324,819
Kubota Corp. ADR                                                    884         58,786        3,463         230,290
Kyocera Corp. ADR                                                   330         60,019        1,288         234,255
Makita Corp. ADR                                                    970          7,518        3,803          29,473
Matsushita Electric Industrial Co.                                  237         65,086          943         258,971
Mitsubishi Corp. ADR                                              2,774         41,249       10,825         161,022
Mitsui & Co. ADR                                                    380         50,920        1,465         196,310
NEC Corp. ADR                                                       713        103,296        2,783         403,187
Nippon Telegraph & Telephone Corp. ADR                            1,914        115,199        7,459         448,939
Nissan Motor Co. Ltd. ADR                                         3,305         32,637       12,916         127,546
Pioneer Corp. ADR                                                 1,342         57,622        5,217         224,005
Ricoh Corp. Ltd. ADR                                                407         37,037        1,599         145,509
Sony Corp. ADR                                                      636         72,663        2,484         283,797
Tokio Marine and Fire Insurance Co. Ltd. ADR                      2,108        108,826        8,260         426,423
Toyota Motor Corp. ADR                                            1,378        120,231        5,361         467,747
                                                                            ----------                   ----------
                                                                             1,275,825                    4,977,659
                                                                            ----------                   ----------
NETHERLANDS
Percent of Net Assets                                                             0.45%                        0.94%
Abn Amro Holding NV                                               2,462         61,550       11,535         288,375
Aegon NV ADR                                                      1,184         46,472        5,573         218,740
Akzo Nobel NV ADR                                                   700         31,325        3,250         145,438
Elsevier NV ADR                                                   2,187         53,855       10,271         252,923
ING Groep NV ADR                                                    487         32,842        2,274         153,353
Koninklijke (Royal) Philips Electonics NV                         1,216         59,964        5,728         282,462
Koninklijke Ahold NV ADR                                          1,666         47,481        7,810         222,589
Royal Dutch Petroleum Co.                                         1,676        102,550       12,788         782,466
Unilever NV                                                           0             --            0              --
                                                                            ----------                   ----------
                                                                               436,039                    2,346,346
                                                                            ----------                   ----------
NEW ZEALAND
Percent of Net Assets                                                             0.01%                        0.02%
Telecom Corp. of New Zealand Ltd.                                   589         13,105        2,728          60,698
                                                                            ----------                   ----------

PORTUGAL
Percent of Net Assets                                                             0.02%                        0.03%
Banco Comercial Portugues ADR                                       690         17,854        3,280          84,870
                                                                            ----------                   ----------

               LifePath 2020          LifePath 2030           LifePath 2040
      ----------------------   --------------------    -----------------------
        Shares         Value      Shares      Value     Shares        Value
      ------------------------------------------------------------------------


                         0.52%                   0.64%                    0.75%
        17,672    $   657,178     14,096  $   524,195     29,606   $ 1,100,973
         5,550        324,328      4,420      258,294      9,290       542,884
        16,190        399,691     12,909      318,679     27,116       669,414
        16,317        338,578     13,007      269,895     27,337       567,243
        21,760        777,920     17,350      620,263     36,450     1,303,088
                  -----------             -----------              -----------
                    2,497,695               1,991,326                4,183,602
                  -----------             -----------              -----------

                         3.22%                   4.04%                    4.87%
        12,625        571,281     10,145      459,061     22,220     1,005,455
         9,514        340,126      7,646      273,345     16,740       598,455
         5,748        692,275      4,614      555,699     10,116     1,218,346
         6,417        465,233      5,162      374,245     11,304       819,540
        11,730        586,500      9,432      471,600     20,644     1,032,200
        74,125        523,508     59,554      420,600    130,467       921,423
         9,346      1,014,625      7,510      815,304     16,462     1,787,156
        10,826        719,929      8,695      578,218     19,050     1,266,825
         4,022        731,501      3,230      587,456      7,084     1,288,403
        11,989         92,915      9,637       74,687     21,103       163,548
         2,951        810,418      2,371      651,136      5,196     1,426,952
        33,918        504,530     27,250      405,344     59,700       888,038
         4,592        615,328      3,694      494,996      8,085     1,083,390
         8,700      1,260,413      6,984    1,011,807     15,309     2,217,891
        23,350      1,405,378     18,758    1,128,997     41,094     2,473,345
        40,514        400,076     32,559      321,520     71,317       704,255
        16,394        703,917     13,177      565,787     28,856     1,239,005
         4,989        453,999      4,015      365,365      8,783       799,253
         7,740        884,295      6,216      710,178     13,622     1,556,314
        25,806      1,332,235     20,739    1,070,651     45,428     2,345,221
        16,791      1,465,015     13,489    1,176,915     29,554     2,578,587
                  -----------             -----------              -----------
                   15,573,497              12,512,911               27,413,602
                  -----------             -----------              -----------

                         1.44%                   1.78%                    2.01%
        33,545        838,625     26,774      669,350     56,247     1,406,175
        16,174        634,829     12,894      506,089     27,318     1,072,251
         9,490        424,678      7,570      338,758     15,900       711,525
        29,886        735,943     23,831      586,838     50,076     1,233,122
         6,526        440,097      5,209      351,282     11,108       749,096
        16,697        823,371     13,309      656,300     27,926     1,377,101
        22,729        647,765     18,138      516,931     38,106     1,086,026
        32,302      1,976,479     24,600    1,505,213     49,772     3,045,424
         9,607        453,931      7,253      342,704     13,714       647,986
                  -----------             -----------              -----------
                    6,975,718               5,473,465               11,328,706
                  -----------             -----------              -----------

                         0.04%                   0.05%                    0.05%
         7,963        177,177      6,361      141,532     13,350       297,038
                  -----------             -----------              -----------

                         0.05%                   0.06%                    0.07%
         9,580        247,883      7,640      197,685     16,060       415,553
                  -----------             -----------              -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                            LifePath Income                LifePath 2010
                                          ----------------------    ---------------------------
                                             Shares        Value        Shares            Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (Continued)
SINGAPORE
Percent of Net Assets                                       0.03%                          0.05%
Chartered Semiconductor
  Manufacturing Ltd. ADR+                      290   $    24,614         1,370      $   116,279
                                                     -----------                    -----------

SPAIN
Percent of Net Assets                                       0.20%                          0.35%
Banco Bilbao Vizcaya Argentaria SA ADR       2,320        34,655        10,818          161,594
Banco Santander Central Hispano SA ADR       6,694        73,216        31,618          345,822
Repsol SA                                    1,401        27,757         6,650          131,753
Telefonica SA ADR+                             965        55,307         4,563          261,517
                                                     -----------                    -----------
                                                         190,935                        900,686
                                                     -----------                    -----------
SWEDEN
Percent of Net Assets                                       0.13%                          0.24%
Telefonaktiebolaget LM Ericsson              6,128       125,624        28,904          592,532
                                                     -----------                    -----------

SWITZERLAND
Percent of Net Assets                                       0.05%                          0.10%
Adecco SA ADR                                  320        30,840         1,562          150,538
Sulzer Medica ADR                              830        23,240         3,930          110,040
                                                     -----------                    -----------
                                                          54,080                        260,578
                                                     -----------                    -----------
UNITED KINGDOM
Percent of Net Assets                                       0.96%                          1.75%
AstraZeneca PLC ADR                          1,403        63,924         6,615          301,396
Barclays PLC ADR                               480        49,440         2,250          231,750
BP Amoco PLC ADR                             1,288        71,162         6,090          336,473
British Sky Broadcasting PLC ADR+              377        36,004         1,785          170,468
British Telecom PLC ADR                        804       102,711         3,803          485,833
Cadbury Schweppes PLC ADR                    1,614        37,929         7,634          179,399
Diageo PLC ADR                               2,257        77,725        10,615          365,554
Glaxo Wellcome PLC ADR                       2,120       122,033         9,992          575,165
Hanson PLC ADR                               1,379        40,767         6,456          190,856
Hong Kong & Shanghai Banking ADR               420        30,424         1,960          141,978
Reuters Group PLC ADR                          394        47,305         1,873          224,877
Smithkline Beecham PLC ADR                   1,305        85,233         6,125          400,039
Vodafone Group PLC ADR                       3,950       161,703        18,640          763,075
                                                     -----------                   ------------
                                                         926,360                      4,366,863
                                                     -----------                   ------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost $3,836,730, $15,599,815,$51,039,324,
$38,400,533 and $87,428,203, respectively)             4,993,300                     23,247,271
                                                     -----------                   ------------

TOTAL COMMON STOCKS (Cost $14,480,323,
$72,519,440, $223,328,935, $159,813,145 and
$362,472,665, respectively)                           19,114,986                    101,838,673
                                                     -----------                   ------------

                 LifePath 2020            LifePath 2030         LifePath 2040
           -------------------      -------------------   -------------------
            Shares       Value       Shares       Value    Shares       Value
           ------------------------------------------------------------------


                          0.07%                    0.09%                 0.10%
             4,000 $   339,500        3,190 $   270,751     6,700 $   568,663
                   -----------              -----------           -----------


                          0.54%                    0.67%                 0.77%
            31,515     470,755       25,133     375,424    52,791     788,566
            91,318     998,791       72,828     796,556   152,976   1,673,175
            19,095     378,320       15,230     301,744    31,989     633,782
            13,186     755,723       10,513     602,526    22,092   1,266,148
                   -----------              -----------           -----------
                     2,603,589                2,076,250             4,361,671
                   -----------              -----------           -----------

                          0.36%                    0.44%                 0.51%
            83,906   1,720,073       66,912   1,371,696   140,564   2,881,562
                   -----------              -----------           -----------

                          0.16%                    0.19%                 0.23%
             4,456     429,447        3,549     342,035     7,470     719,921
            11,500     322,000        9,170     256,760    19,260     539,280
                   -----------              -----------           -----------
                       751,447                  598,795             1,259,201
                   -----------              -----------           -----------

                          2.64%                    3.24%                 3.77%
            19,116     870,973       15,246     694,646    32,019   1,458,866
             6,560     675,680        5,230     538,690    10,990   1,131,970
            17,598     972,290       14,038     775,600    29,482   1,628,881
             5,177     494,404        4,128     394,224     8,663     827,317
            11,033   1,409,466        8,795   1,123,561    18,477   2,360,437
            21,982     516,577       17,536     412,096    36,828     865,458
            30,842   1,062,121       24,596     847,025    51,678   1,779,661
            29,031   1,671,097       23,146   1,332,342    48,632   2,799,380
            18,797     555,686       14,991     443,171    31,496     931,101
             5,710     413,618        4,550     329,591     9,560     692,503
             5,444     653,620        4,336     520,591     9,121   1,095,090
            17,791   1,161,975       14,188     926,654    29,807   1,946,770
            54,010   2,211,034       43,073   1,763,301    90,480   3,704,025
                   -----------              -----------           -----------
                    12,668,541               10,101,492            21,221,459
                   -----------              -----------           -----------


                    69,222,336               55,209,545           117,364,599
                   -----------              -----------           -----------


                   311,382,687              243,592,075           526,047,911
                   -----------              -----------           -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)


                                                                 LifePath Income                       LifePath 2010
                                                     --------------------------        ----------------------------
                                                       Principal          Value          Principal            Value
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS & NOTES
Percent of NeT Assets                                                     55.86%                              48.58%
U.S. Treasury Bonds, 5.25%, 11/15/28                  $        0     $       --          $       0      $
U.S. Treasury Bonds, 6.00%, 02/15/26                           0             --                  0               --
U.S. Treasury Bonds, 6.13%, 11/15/27-08/15/29                  0             --            150,000          157,125
U.S. Treasury Bonds, 6.25%, 08/15/23-05/15/30            200,000        208,188                  0               --
U.S. Treasury Bonds, 6.38%, 08/15/27                           0             --                  0               --
U.S. Treasury Bonds, 6.50%, 11/15/26                           0             --                  0               --
U.S. Treasury Bonds, 6.63%, 02/15/27                           0             --                  0               --
U.S. Treasury Bonds, 6.75%, 08/15/26                           0             --            570,000          634,481
U.S. Treasury Bonds, 6.88%, 08/15/25                           0             --                  0               --
U.S. Treasury Bonds, 7.13%, 02/15/23                           0             --            350,000          401,516
U.S. Treasury Bonds, 7.25%, 05/15/16-08/15/22                  0             --                  0               --
U.S. Treasury Bonds, 7.50%, 11/15/16-11/15/24            150,000        180,281                  0               --
U.S. Treasury Bonds, 7.63%, 02/15/07-02/15/25                  0             --                  0               --
U.S. Treasury Bonds, 7.88%, 02/15/21                           0             --                  0               --
U.S. Treasury Bonds, 8.00%, 11/15/21                     100,000        124,562                  0               --
U.S. Treasury Bonds, 8.13%, 08/15/19-08/15/21                  0             --            200,000          251,625
U.S. Treasury Bonds, 8.50%, 02/15/20                           0             --                  0               --
U.S. Treasury Bonds, 8.75%, 11/15/08-08/15/20                  0             --                  0               --
U.S. Treasury Bonds, 8.88%, 08/15/17-02/15/19                  0             --                  0               --
U.S. Treasury Bonds, 9.00%, 11/15/18                           0             --                  0               --
U.S. Treasury Bonds, 9.13%, 05/15/09-05/15/18                  0             --            400,000          436,500
U.S. Treasury Bonds, 9.25%, 02/15/16                           0             --                  0               --
U.S. Treasury Bonds, 9.38%, 02/15/06                     510,000        587,456            600,000          691,125
U.S. Treasury Bonds, 9.88%, 11/15/15                           0             --                  0               --
U.S. Treasury Bonds, 10.00%, 05/15/10                          0             --                  0               --
U.S. Treasury Bonds, 10.63%, 11/15/09-08/15/15                 0             --            600,000          689,063
U.S. Treasury Bonds, 10.75%, 02/15/03-08/15/05         3,350,000      3,811,875          2,450,000        2,900,516
U.S. Treasury Bonds, 11.13%, 08/15/03                  1,650,000      1,868,625            400,000          453,000
U.S. Treasury Bonds, 11.25%, 02/15/15                    200,000        301,000            400,000          602,000
U.S. Treasury Bonds, 11.63%, 11/15/02-11/15/04                 0             --          1,400,000        1,632,547
U.S. Treasury Bonds, 11.75%, 02/15/10-11/15/14                 0             --            550,000          665,844
U.S. Treasury Bonds, 11.88%, 11/15/03                          0             --          1,490,000        1,734,454
U.S. Treasury Bonds, 12.00%, 05/15/05-08/15/13           200,000        247,875                  0               --
U.S. Treasury Bonds, 12.38%, 05/15/04                          0             --          1,500,000        1,805,157
U.S. Treasury Bonds, 12.50%, 08/15/14                          0             --                  0               --
U.S. Treasury Bonds, 13.75%, 08/15/04                    500,000        632,031                  0               --
U.S. Treasury Bonds, 15.75%, 11/15/01                          0             --                  0               --
U.S. Treasury Notes, 4.25%, 11/15/03                           0             --          1,700,000        1,609,687
U.S. Treasury Notes, 4.75%, 02/15/04-11/15/08          1,600,000      1,514,000          4,050,000        3,790,968
U.S. Treasury Notes, 5.25%, 08/15/03-05/15/04            600,000        584,063          3,200,000        3,122,313
U.S. Treasury Notes, 5.38%, 06/30/03                   1,000,000        980,938          1,000,000          980,938
U.S. Treasury Notes, 5.50%, 08/31/01-05/15/09          2,675,000      2,613,000          8,600,000        8,429,471
U.S. Treasury Notes, 5.63%, 09/30/01-05/15/08          1,700,000      1,669,187          8,110,000        7,990,174
U.S. Treasury Notes, 5.75%, 10/31/02-08/15/03          5,350,000      5,302,688          9,450,000        9,364,642
U.S. Treasury Notes, 5.88%, 10/31/01-11/15/05          3,450,000      3,430,438          7,650,000        7,603,893
U.S. Treasury Notes, 6.00%, 07/31/02-08/15/09            300,000        301,781          4,200,000        4,206,626
U.S. Treasury Notes, 6.13%, 12/31/01-08/15/07          4,300,000      4,329,782          6,700,000        6,714,221
U.S. Treasury Notes, 6.25%, 10/31/01-02/15/07          7,500,000      7,514,471          9,250,000        9,288,051
U.S. Treasury Notes, 6.38%, 09/30/01-08/15/02          3,700,000      3,706,908          8,400,000        8,415,691
U.S. Treasury Notes, 6.50%, 08/31/01-02/15/10          5,350,000      5,460,440         13,700,000       13,924,784
U.S. Treasury Notes, 6.63%, 03/31/02-05/15/07                  0             --          5,300,000        5,393,117
U.S. Treasury Notes, 6.75%, 05/15/05                           0             --                  0               --
U.S. Treasury Notes, 6.88%, 05/15/06                   1,400,000      1,457,313          3,000,000        3,122,814
U.S. Treasury Notes, 7.00%, 07/15/06                   2,000,000      2,095,626          3,500,000        3,667,346
U.S. Treasury Notes, 7.25%, 05/15/04-08/15/04          1,250,000      1,301,563          5,400,000        5,615,532
U.S. Treasury Notes, 7.50%, 11/15/01-02/15/05          2,350,000      2,424,188          4,150,000        4,240,516
U.S. Treasury Notes, 7.88%, 08/15/01-11/15/04            750,000        760,781            700,000          746,158
                                                                     ----------                         -----------
TOTAL U.S. TREASURY BONDS & NOTES
(Cost $53,641,570, $121,513,479, $145,213,784, $54,339,773
and $35,386,067, respectively)                                       53,409,060                         121,281,895
                                                                     ----------                         -----------

                   LifePath 2020                          LifePath 2030                          LifePath 2040
--------------------------------        -------------------------------        -------------------------------
   Principal               Value          Principal               Value           Principal              Value
--------------------------------------------------------------------------------------------------------------
                           30.13%                                17.96%                                  6.44%
   $   260,000      $    239,281        $   600,000       $    552,188         $ 1,000,000        $   920,313
             0                --            900,000            912,375           1,570,000          1,591,588
       500,000           523,750          1,600,000          1,662,563             400,000            413,625
       500,000           520,469          1,300,000          1,353,219           2,610,000          2,761,879
             0                --            600,000            639,563           1,400,000          1,492,313
             0                --            600,000            648,375                   0                 --
             0                --            500,000            549,062                   0                 --
             0                --            500,000            556,562                   0                 --
       500,000           562,656            600,000            675,188           1,420,000          1,597,945
             0                --            910,000          1,043,941           1,500,000          1,720,782
       300,000           348,094          2,650,000          3,018,750             175,000            197,750
             0                --          1,950,000          2,279,766           1,000,000          1,201,875
     1,500,000         1,624,062          2,120,000          2,481,481           1,000,000          1,219,375
             0                --            650,000            796,250           1,300,000          1,592,500
             0                --            500,000            622,812           1,600,000          1,993,000
     1,250,000         1,559,156          1,010,000          1,269,863           2,130,000          2,659,406
             0                --            200,000            257,938                   0                 --
     1,150,000         1,418,610          2,350,000          3,072,625           2,500,000          3,257,188
             0                --            950,000          1,241,531           1,000,000          1,322,188
             0                --            350,000            466,703                   0                 --
       500,000           545,625            600,000            805,125                   0                 --
             0                --                  0                 --             810,000          1,075,781
     1,450,000         1,670,219            800,000            921,500           1,000,000          1,151,875
             0                --                  0                 --           1,000,000          1,386,250
     1,000,000         1,150,938            330,000            379,810                   0                 --
             0                --            450,000            612,719           1,950,000          2,637,485
     2,400,000         2,874,000            400,000            479,000             550,000            658,625
       600,000           679,500                  0                 --                   0                 --
       500,000           752,500            600,000            903,000           1,000,000          1,505,000
       900,000         1,082,532                  0                 --                   0                 --
       230,000           321,137            710,000            991,338                   0                 --
       950,000         1,105,860                  0                 --                   0                 --
       500,000           619,687          1,100,000          1,501,844                   0                 --
       700,000           842,407                  0                 --                   0                 --
       350,000           502,469            350,000            502,469           1,000,000          1,435,625
       100,000           126,406                  0                 --                   0                 --
             0                --          1,600,000          1,774,000                   0                 --
     1,200,000         1,136,250                  0                 --                   0                 --
     3,500,000         3,301,812                  0                 --                   0                 --
     3,400,000         3,317,407          1,250,000          1,221,875                   0                 --
     2,000,000         1,961,876                  0                 --                   0                 --
    12,400,000        12,173,189          1,530,000          1,486,969                   0                 --
     9,200,000         9,068,378          2,000,000          1,973,360                   0                 --
     8,000,000         7,926,939          1,300,000          1,287,813                   0                 --
    16,700,000        16,604,724            750,000            745,547             300,000            298,219
     5,200,000         5,207,064          1,900,000          1,892,875                   0                 --
     4,450,000         4,460,376            450,000            453,656                   0                 --
     9,350,000         9,385,239          2,710,000          2,720,898                   0                 --
     6,600,000         6,609,879          2,000,000          2,005,626                   0                 --
    15,920,000        16,234,190          1,950,000          1,993,454           1,200,000          1,228,688
     5,950,000         6,065,594          1,500,000          1,537,657             500,000            517,500
     2,000,000         2,061,876                  0                 --                   0                 --
     2,900,000         3,018,720          1,410,000          1,467,723             300,000            312,281
     4,840,000         5,071,415          1,100,000          1,152,594                   0                 --
     4,800,000         4,994,563          1,250,000          1,301,563                   0                 --
     5,850,000         6,043,002          1,400,000          1,477,874             100,000            105,563
     1,700,000         1,812,095                  0                 --                   0                 --
                    ------------                          ------------                            -----------

                     145,523,946                            55,691,044                             36,254,619
                    ------------                          ------------                            -----------

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
AUGUST 31, 2000 (Unaudited)
Schedules of Investments (Continued)

                                                                                        LifePath Income               LifePath 2010
                                                                             --------------------------   -------------------------
                                                                                Principal         Value     Principal         Value
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS
Percent of Net Assets                                                                              2.02%                       6.00%
Federal Home Loan Mortgage Corporation Discount Note, 6.43%, 10/24/00++      $    168,906   $   168,906  $ 1,307,110   $  1,307,110
Goldman Sachs Financial Square Prime Obligation Fund++                            498,542       498,542    5,596,742      5,596,742
Providian Temp Cash Money Market Fund++                                           266,277       266,277    2,060,634      2,060,634
Short Term Investment Company Liquid Assets Portfolio++                         1,000,000     1,000,000    6,000,000      6,000,000
                                                                                            -----------                ------------
TOTAL SHORT TERM INSTRUMENTS
(Cost $1,933,725, $14,964,486, $41,587,847, $24,074,452
and $51,770,500, respectively)                                                                1,933,725                  14,964,486
                                                                                            -----------                ------------

REPURCHASE AGREEMENT
Percent of Net Assets                                                                             23.80%                      10.27%
Morgan Stanley Tri Party Repurchase Agreement, dated 8/31/00, due
 09/01/00, with a maturity value of $85,816,892 and an effective
 yield of 6.35%.                                                               22,755,814    22,755,814   25,637,236     25,637,236
                                                                                            -----------                ------------
TOTAL REPURCHASE AGREEMENT
(Cost $22,755,814, $25,637,236, $25,273,471, $10,784,020
and $1,351,216, respectively)                                                                22,755,814                  25,637,236
                                                                                            -----------                ------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $92,811,432, $234,634,641, $435,404,037, $249,011,390
and $450,980,448, respectively)                                                    101.67%   97,213,585       105.64%   263,722,290

Other Assets and Liabilities, Net                                                   (1.67)   (1,593,891)       (5.64)   (14,070,036)
                                                                             ------------   -----------  -----------   ------------
TOTAL NET ASSETS                                                                   100.00%  $95,619,694       100.00%  $249,652,254
                                                                             ============   ===========  ===========   ============
------------------------------------------------------------------------------------------------------------------------------------

+  Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.

The accompanying notes are an integral part of the financial statements.

                    LifePath 2020                      LifePath 2030                       LifePath 2040
---------------------------------   --------------------------------       -----------------------------
   Principal                Value      Principal               Value            Principal          Value
--------------------------------------------------------------------------------------------------------
                             8.61%                              7.77%                               9.19%
$ 3,632,594          $  3,632,594   $  2,102,842        $  2,102,842         $  4,522,022   $  4,522,022
 11,713,785            11,713,785      6,656,519           6,656,519           14,540,820     14,540,820
  5,726,715             5,726,715      3,315,091           3,315,091            6,707,658      6,707,658
 20,514,753            20,514,753     12,000,000          12,000,000           26,000,000     26,000,000
                     ------------                       ------------                        ------------


                       41,587,847                         24,074,452                          51,770,500
                     ------------                       ------------                        ------------


                             5.23%                              3.48%                               0.24%


 25,273,471            25,273,471     10,784,020          10,784,020            1,351,216      1,351,216
                     ------------                       ------------                        ------------


                       25,273,471                         10,784,020                           1,351,216
                     ------------                       ------------                        ------------


     108.43%          523,767,951         107.77%        334,141,591               109.27%   615,424,246

      (8.43)          (40,707,324)         (7.77)        (24,085,460)               (9.27)   (52,189,657)
-----------          ------------   ------------        ------------         ------------   ------------
     100.00%         $483,060,627         100.00%       $310,056,131               100.00%  $563,234,589
===========          ============   ============        ============         ============   ============
--------------------------------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2000 (Unaudited)

                                              LifePath Income     LifePath 2010     LifePath 2020    LifePath 2030     LifePath 2040
                                             Master Portfolio  Master Portfolio  Master Portfolio Master Portfolio  Master Portfolio
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                               $92,811,432      $234,634,641      $435,404,037      $249,011,390     $450,980,448
                                                  -----------      ------------      ------------      ------------     ------------
Investments at market value (Note 1)              $74,457,771      $238,085,054      $498,494,480      $323,357,571     $614,073,030
Repurchase agreements (Note 1)                     22,755,814        25,637,236        25,273,471        10,784,020        1,351,216
                                                  -----------      ------------      ------------      ------------     ------------
Total investments in securities                    97,213,585       263,722,290       523,767,951       334,141,591       615,424,24
Receivables:
 Investment securities sold                                --                --            90,000            66,000          156,000
 Dividends and interest                               599,117         1,546,971         2,037,225           727,045          947,693
                                                  -----------      ------------      ------------      ------------     ------------
Total Assets                                       97,812,702       265,269,261       525,895,176       334,934,636      616,527,939
                                                  -----------      ------------      ------------      ------------     ------------
LIABILITIES
Payables:
 Collateral for securities loaned (Note 4)          1,933,725        14,964,486        41,587,847        24,074,452       51,770,500
 Due to BGI (Note 2)                                  259,283           652,521         1,246,702           804,053        1,522,850
                                                  -----------      ------------      ------------      ------------     ------------
Total Liabilities                                   2,193,008        15,617,007        42,834,549        24,878,505       53,293,350
                                                  -----------      ------------      ------------      ------------     ------------
NET ASSETS                                        $95,619,694      $249,652,254      $483,060,627      $310,056,131     $563,234,589
                                                  ===========      ============      ============      ============     ============
------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For The Six Months Ended August 31, 2000 (Unaudited)

                                              LifePath Income     LifePath 2010     LifePath 2020    LifePath 2030     LifePath 2040
                                             Master Portfolio  Master Portfolio  Master Portfolio Master Portfolio  Master Portfolio
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Dividends+                                       $  140,717        $   732,721       $ 1,994,048       $ 1,598,567        3,460,059
 Interest++                                        2,192,118          3,918,698         4,534,695         1,513,453          468,170
                                                  ----------        -----------       -----------       -----------      -----------
Total investment income                            2,332,835          4,651,419         6,528,743         3,112,020         3,928,22
                                                  ----------        -----------       -----------       -----------      -----------
EXPENSES (Note 2)
 Advisory fees                                       259,282            652,521         1,246,702           804,053        1,522,850
                                                  ----------        -----------       -----------       -----------      -----------
Total expenses                                       259,282            652,521         1,246,702           804,053        1,522,850
                                                  ----------        -----------       -----------       -----------      -----------
Net investment income                              2,073,553          3,998,898         5,282,041         2,307,967        2,405,379
                                                  ----------        -----------       -----------       -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain on sale of investments          3,619,518          8,128,815        12,163,265         6,844,122       23,459,612
 Net change in unrealized appreciation
  (depreciation) of investments                     (662,112)         1,736,694        12,160,995        14,369,713       19,763,487
                                                  ----------        -----------       -----------       -----------      -----------
Net gain on investments                            2,957,406          9,865,509        24,324,260        21,213,835       43,223,099
                                                  ----------        -----------       -----------       -----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                       $5,030,959        $13,864,407       $29,606,301       $23,521,802      $45,628,478
                                                  ==========        ===========       ===========       ===========      ===========

------------------------------------------------------------------------------------------------------------------------------------
+  Net of foreign withholding tax of:             $    5,625        $    24,281       $    60,384       $    57,058      $   107,229
++ Interest income includes securities lending
   income of:                                     $    1,382        $    12,277       $    37,605       $    26,482      $    60,803
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                          LifePath Income Master Portfolio                    LifePath 2010 Master Portfolio
                                   ---------------------------------------         -----------------------------------------
                                         For the Six                                     For the Six
                                        Months Ended               For the              Months Ended                 For the
                                     August 31, 2000            Year ended           August 31, 2000              Year ended
                                         (Unaudited)     February 29, 2000               (Unaudited)       February 29, 2000
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
 Net investment income                 $  2,073,553          $   4,330,040              $  3,998,898           $   7,464,247
 Net realized gain                        3,619,518              2,506,435                 8,128,815              17,805,780
 Net change in unrealized
  appreciation (depreciation)              (662,112)            (1,106,762)                1,736,694              (6,180,937)
                                       ------------          -------------              ------------           -------------
Net increase in net assets
 resulting from operations                5,030,959              5,729,713                13,864,407              19,089,090
                                       ------------          -------------              ------------           -------------
Interestholder transactions:
 Contributions                           13,866,851             43,145,007                45,826,394              94,838,352
 Withdrawals                            (17,338,902)           (71,554,344)              (39,270,166)           (128,256,885)
                                       ------------          -------------              ------------           -------------
Net increase (decrease) in net
 assets resulting from
 interestholder transactions             (3,472,051)           (28,409,337)                6,556,228             (33,418,533)
                                       ------------          -------------              ------------           -------------
Increase (decrease) in net
 assets                                   1,558,908            (22,679,624)               20,420,635             (14,329,443)

NET ASSETS:
Beginning of period                      94,060,786            116,740,410               229,231,619             243,561,062
                                       ------------          -------------              ------------           -------------
End of period                          $ 95,619,694          $  94,060,786              $249,652,254           $ 229,231,619
                                       ============          =============              ============           =============
-----------------------------------------------------------------------------------------------------------------------------
                                            LifePath 2020 Master Portfolio                    LifePath 2030 Master Portfolio
                                   ---------------------------------------         -----------------------------------------
                                         For the Six                                     For the Six
                                        Months Ended               For the              Months Ended                 For the
                                     August 31, 2000            Year ended           August 31, 2000              Year ended
                                         (Unaudited)     February 29, 2000               (Unaudited)       February 29, 2000
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS
Operations:
 Net investment income                  $  5,282,041         $   8,682,071              $  2,307,967           $   4,706,083
 Net realized gain                        12,163,265            33,627,531                 6,844,122              31,399,199
 Net change in unrealized
  appreciation (depreciation)             12,160,995            (2,423,834)               14,369,713              (1,042,385)
                                        ------------         -------------              ------------           -------------
Net increase in net assets
 resulting from operations                29,606,301            39,885,768                23,521,802              35,062,897
                                        ------------         -------------              ------------           -------------
Interestholder transactions:
 Contributions                           126,357,753           168,045,167                51,173,633              88,855,257
 Withdrawals                             (66,433,754)         (180,564,241)              (36,857,981)           (128,529,895)
                                        ------------         -------------              ------------           -------------
Net increase (decrease) in net
 assets resulting from
 interestholder transactions              59,923,999           (12,519,074)               14,315,652             (39,674,638)
                                        ------------         -------------              ------------           -------------
Increase (decrease) in net
 assets                                   89,530,300            27,366,694                37,837,454              (4,611,741)

NET ASSETS:
Beginning of period                      393,530,327           366,163,633               272,218,677             276,830,418
                                        ------------         -------------              ------------           -------------
End of period                           $483,060,627         $ 393,530,327              $310,056,131           $ 272,218,677
                                        ============         =============              ============           =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                                  LifePath 2040 Master Portfolio
                                          --------------------------------------
                                                For the Six
                                               Months Ended             For the
                                            August 31, 2000          Year Ended
                                                (Unaudited)   February 29, 2000
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income                         $  2,405,379       $   5,036,306
 Net realized gain                               23,459,612          52,425,320
 Net change in unrealized appreciation
  (depreciation)                                 19,763,487          19,635,208
                                               ------------       -------------
Net increase in net assets resulting
 from operations                                 45,628,478          77,096,834
                                               ------------       -------------
Interestholder transactions:
 Contributions                                   61,791,381         194,264,394
 Withdrawals                                    (84,045,168)       (224,020,215)
                                               ------------       -------------
Net (decrease) in net assets resulting
 from interestholder transactions               (22,253,787)        (29,755,821)
                                               ------------       -------------
Increase in net assets                           23,374,691          47,341,013

NET ASSETS:
Beginning of period                             539,859,898         492,518,885
                                               ------------       -------------
End of period                                  $563,234,589       $ 539,859,898
                                               ============       =============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.     Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated October 21, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

     The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation

     The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     Security Transactions and Income Recognition

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

     Federal Income Taxes

     MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     Futures Contracts

     The Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of August 31, 2000, there were no open long futures contracts outstanding.

     Repurchase Agreements

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Schedule of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreements entered into on August 31, 2000 by the Master Portfolios were fully collateralized by U.S. Government obligations with a rate of 5.50%, a maturity date of 02/28/03 and an aggregate market value of $87,548,481.

2.   Agreements and Other Transactions with Affliates

     Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of August 31, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 2000, were as follows:

                                      LifePath Income     LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040
Aggregate Purchases and Sales of:    Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                         $ 2,969,541       $28,194,766       $63,324,207       $22,904,625       $34,096,634
Sales proceeds                             11,367,132        22,266,375        33,376,181         9,572,016         3,321,569

OTHER SECURITIES:
Purchases at cost                         $ 9,531,498       $41,636,481       $79,476,353       $35,700,653       $38,325,264
Sales proceeds                             12,211,307        48,436,996        54,942,885        36,244,240        87,634,003


  As of August 31, 2000 the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                   Tax                Unrealized             Unrealized        Net Unrealized
Master Portfolio                                  Cost              Appreciation           Depreciation          Appreciation
-----------------------------------------------------------------------------------------------------------------------------
LifePath Income Master Portfolio          $ 92,811,432              $  5,724,933           $ (1,322,780)        $   4,402,153
LifePath 2010 Master Portfolio             234,634,641                32,730,382             (3,642,733)           29,087,649
LifePath 2020 Master Portfolio             435,404,037                99,281,379            (10,917,465)           88,363,914
LifePath 2030 Master Portfolio             249,011,390                94,048,787             (8,918,586)           85,130,201
LifePath 2040 Master Portfolio             450,980,448               189,508,547            (25,064,749)          164,443,798

4.  Portfolio Securities Loaned

  As of August 31, 2000, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:



                                                    Value of           Value of
Master Portfolio                                  Securities         Collateral
--------------------------------------------------------------------------------
LifePath Income Master Portfolio                 $ 1,872,563        $ 1,933,725
LifePath 2010 Master Portfolio                    14,533,869         14,964,486
LifePath 2020 Master Portfolio                    40,313,331         41,587,847
LifePath 2030 Master Portfolio                    23,295,075         24,074,452
LifePath 2040 Master Portfolio                    50,152,653         51,770,500

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

5.   Financial Highlights

  The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the Master Portfolios were as follows:



                                                              Six       For the
                                                     Months Ended    Year Ended
                                                  August 31, 2000   February 29,
                                                      (Unaudited)          2000
--------------------------------------------------------------------------------
LifePath Income Master Portfolio
  Ratio of expenses to average net assets+                  0.55%         0.55%
  Ratio of net investment income to average net assets+     4.40%         4.03%
  Portfolio turnover rate                                     16%           55%
Lifepath 2010 Master Portfolio
  Ratio of expenses to average net assets+                  0.55%         0.55%
  Ratio of net investment income to average net assets+     3.37%         3.20%
  Portfolio turnover rate                                     33%           49%
Lifepath 2020 Master Portfolio
  Ratio of expenses to average net assets+                  0.55%         0.55%
  Ratio of net investment income to  average net assets+    2.33%         2.27%
  Portfolio turnover rate                                     21%           43%
Lifepath 2030 Master Portfolio
  Ratio of expenses to average net assets+                  0.55%         0.55%
  Ratio of net investment income to  average net assets+    1.58%         1.72%
  Portfolio turnover rate                                     16%           26%
Lifepath 2040 Master Portfolio
  Ratio of expenses to average net assets+                  0.55%         0.55%
  Ratio of net investment income to average net assets+     0.87%         0.99%
  Portfolio turnover rate                                     13%           29%
--------------------------------------------------------------------------------

+  Annualized for periods of less than one year.

                                        Barclays Global Investors Funds, Inc.
                                        c/o Investors Bank and Trust Co.
                                        200 Clarendon Street
                                        Boston, MA 02116

                                        BGI/SAR.8/00